United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord	Alan Goldberg
One State Farm Plaza	Bell, Boyd & Lloyd LLC
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2005

Date of reporting period: 09/30/2005

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (96.73%)

Consumer Discretionary (4.14%)
AutoNation Inc. (a)	5,200	$103,844
Clear Channel Communications Inc.	9,900	325,611
Dollar Tree Stores Inc. (a)	3,600	77,940
Leggett & Platt Inc.	8,800	177,760
Mattel Inc.	6,400	106,752
McDonald’s Corp.	2,900	97,121
Starwood Hotels & Resorts Worldwide Inc.	1,300	74,321
Time Warner Inc.	4,400	79,684

		1,043,033

Consumer Staples (12.65%)
Altria Group Inc.	11,600	855,036
Anheuser-Busch Companies Inc.	6,400	275,456
Avon Products Inc.	15,300	413,100
Campbell Soup Co.	13,300	395,675
General Mills Inc.	4,000	192,800
Kimberly-Clark Corp.	1,700	101,201
Kraft Foods Inc. Class A	19,600	599,564
Unilever NV ADR	5,000	357,250

		3,190,082

Energy (8.91%)
Anadarko Petroleum Corp.	1,300	124,475
Chevron Corp.	2,900	187,717
Exxon Mobil Corp.	5,300	336,762
Kinder Morgan Inc.	4,200	403,872
Royal Dutch Shell PLC ADR Class B	11,900	819,553
Transocean Inc. (a)	6,100	373,991

		2,246,370

Financials (23.24%)
American International Group Inc.	4,200	260,232
AmeriCredit Corp. (a)	12,000	286,440
Assurant Inc.	1,200	45,672
Capital One Financial Corp.	2,300	182,896
Chubb Corp.	2,200	197,010
Everest Re Group Ltd.	1,200	117,480
Federal National Mortgage Association	3,000	134,460
General Growth Properties Inc.	16,000	718,880
Goldman Sachs Group Inc.	1,200	145,896
Hartford Financial Services Group Inc.	5,900	455,303
Hudson City Bancorp Inc.	31,000	368,900
IndyMac Bancorp Inc.	4,300	170,194
JPMorgan Chase & Co.	24,600	834,678
Marsh & McLennan Companies Inc.	6,100	185,379
RenaissanceRe Holdings Ltd.	3,800	166,174
St. Paul Travelers Co. Inc.	2,100	94,227
Washington Mutual Inc.	20,600	807,932
Wells Fargo & Co.	11,300	661,841
XL Capital Ltd. Class A	400	$27,212

		5,860,806

Health Care (11.04%)
AmerisourceBergen Corp.	4,500	347,850
AstraZeneca PLC ADR	9,500	447,450
Eli Lilly & Co.	1,900	101,688
McKesson Corp.	6,700	317,915
Medco Health Solutions Inc. (a)	8,900	487,987
Merck & Co. Inc.	13,500	367,335
Pfizer Inc.	4,900	122,353
WellPoint Inc. (a)	7,800	591,396

		2,783,974

Industrials (14.23%)
Allied Waste Industries Inc. (a)	19,000	160,550
Boeing Co.	2,400	163,080
Cooper Industries Ltd. Class A	7,300	504,722
Emerson Electric Co.	2,600	186,680
General Electric Co.	20,700	696,969
Hubbell Inc. Class B	2,500	117,325
Ingersoll-Rand Co. Ltd. Class A	2,000	76,460
Siemens AG ADR	2,100	162,393
Tyco International Ltd.	14,500	403,825
Union Pacific Corp.	5,900	423,030
United Technologies Corp.	13,400	694,656

		3,589,690

Materials (5.09%)
Air Products & Chemicals Inc.	7,000	385,980
Alcoa Inc.	3,900	95,238
International Paper Co.	10,800	321,840
Methanex Corp.	5,200	77,324
The Dow Chemical Co.	9,700	404,199

		1,284,581

Technology (9.18%)
Affiliated Computer Services Inc. Class A (a)	2,900	158,340
Arrow Electronics Inc. (a)	1,300	40,768
Cadence Design Systems Inc. (a)	4,500	72,720
Fairchild Semiconductor International Inc. (a)	24,100	358,126
Flextronics International Ltd. (a)	38,500	494,725
Freescale Semiconductor Inc. Class A (a)	16,900	395,629
Hewlett-Packard Co.	18,200	531,440
International Rectifier Corp. (a)	2,100	94,668
Polycom Inc. (a)	10,500	169,785

		2,316,201

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)

Telecommunication Services (5.36%)
BellSouth Corp.	6,100	$160,430
SBC Communications Inc.	15,800	378,726
Sprint Nextel Corp.	19,800	470,844
Verizon Communications Inc.	10,500	343,245

		1,353,245

Utilities (2.89%)
Duke Energy Corp.	10,100	294,617
Equitable Resources Inc.	3,900	152,334
MDU Resources Group Inc.	4,100	146,165
Pinnacle West Capital Corp.	3,100	136,648

		729,764

Total Common Stocks
(cost $24,438,319)		24,397,746

Short-term Investments (3.38%)
JPMorgan Treasury Plus Money Market Fund	$852,102	852,102

Total Short-term Investments
(cost $852,102)		852,102

TOTAL INVESTMENTS (100.11%)
(cost $25,290,421)		25,249,848
LIABILITIES, NET OF OTHER ASSETS (-0.11%)		(27,813)

NET ASSETS (100.00%)		$25,222,035

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (93.77%)

Consumer Discretionary (21.09%)
Advo Inc.	7,700	$240,933
Alloy Inc. (a)	11,600	56,144
Arbitron Inc.	8,900	354,576
Beazer Homes USA Inc.	2,700	158,409
Borders Group Inc.	2,500	55,425
California Pizza Kitchen Inc. (a)	5,600	163,744
Citadel Broadcasting Corp. (a)	4,200	57,666
Entercom Communications Corp. (a)	1,500	47,385
Fairmont Hotels & Resorts	3,100	103,602
Fossil Inc. (a)	3,200	58,208
Four Seasons Hotels Inc.	5,300	304,220
Furniture Brands International Inc.	16,900	304,707
Jarden Corp. (a)	11,100	455,877
Libbey Inc.	5,400	82,080
Lithia Motors Inc. Class A	2,500	72,450
MDU Communications Inc. (a)	86,500	152,240
Orient Express Hotels Ltd. Class A	8,900	252,938
Petco Animal Supplies Inc. (a)	2,500	52,900
PF Chang’s China Bistro Inc. (a)	3,300	147,939
Princeton Review Inc. (a)	15,200	91,352
Radio One Inc. Class D (a)	19,100	251,165
Reader’s Digest Association Inc.	13,800	220,386
Restoration Hardware Inc. (a)	17,100	108,072
Ruth’s Chris Steak House (a)	4,900	90,062
Scientific Games Corp. Class A (a)	10,500	325,500
Six Flags Inc. (a)	55,800	401,202
Stage Stores Inc.	5,300	142,411
Steiner Leisure Ltd. (a)	1,400	47,558
Texas Roadhouse Inc. Class A (a)	9,200	137,080
The Sports Authority Inc. (a)	1,600	47,104
ValueVision Media Inc. Class A (a)	10,400	118,040

		5,101,375

Consumer Staples (3.00%)
Fresh Del Monte Produce Inc.	2,300	62,606
Interstate Bakeries Corp. (a)	21,200	205,640
Performance Food Group Co. (a)	6,800	214,608
Reddy Ice Holdings Inc.	2,300	47,173
Tootsie Roll Industries Inc.	4,500	142,875
WD-40 Co.	2,000	53,020

		725,922

Energy (5.62%)
Alpha Natural Resources Inc. (a)	7,500	225,300
Cabot Oil & Gas Corp.	1,300	65,663
CNX Gas Corp. (a) (b)	5,600	86,128
Delta Petroleum Corp. (a)	6,600	137,280
Energy Partners Ltd. (a)	5,700	177,954
Helmerich & Payne Inc.	4,000	241,560
Hydril (a)	1,500	102,960
Newpark Resources Inc. (a)	27,800	234,076
St. Mary Land & Exploration Co.	2,400	$87,840

		1,358,761

Financials (11.67%)
American Financial Realty Trust	4,600	65,320
Annaly Mortgage Management Inc.	12,300	159,285
Anthracite Capital Inc.	15,000	173,700
Cullen Frost Bankers Inc.	1,500	74,010
Endurance Specialty Holdings Ltd.	1,300	44,343
Federal Agricultural Mortgage Corp. Class C	6,900	167,946
First Community Bancorp (CA)	1,000	47,830
First Midwest Bancorp Inc.	5,000	186,200
Franklin Bank Corp. (a)	6,100	98,515
Gramercy Capital Corp.	7,700	184,492
LaSalle Hotel Properties	900	31,005
Max Re Capital Ltd.	4,800	118,992
Medallion Financial Corp.	5,600	55,496
MeriStar Hospitality Corp. (a)	5,400	49,302
MFA Mortgage Investments Inc.	7,100	43,523
Netbank Inc.	8,900	73,959
Pan Pacific Retail Properties Inc.	2,200	144,980
Placer Sierra Bancshares	4,300	118,121
ProAssurance Corp. (a)	1,800	84,006
Provident Bankshares Corp.	1,800	62,604
Saxon Capital Inc.	4,400	52,140
SL Green Realty Corp.	2,800	190,904
South Financial Group Inc.	2,200	59,048
Tarragon Corp. (a)	2,000	37,120
Trammell Crow Co. (a)	12,000	296,160
Umpqua Holdings Corp.	5,500	133,760
Zenith National Insurance Corp.	1,100	68,959

		2,821,720

Health Care (11.32%)
American Healthways Inc. (a)	1,200	50,880
AMN Healthcare Services Inc. (a)	11,900	184,093
Amylin Pharmaceuticals Inc. (a)	13,200	459,228
Atherogenics Inc. (a)	9,800	157,094
Atricure, Inc. (a)	3,700	51,430
Candela Corp. (a)	9,800	96,236
Greatbatch Inc. (a)	5,700	156,408
ID Biomedical Corp. (a)	2,000	60,100
Magellan Health Services Inc. (a)	4,500	158,175
Matria Healthcare Inc. (a)	2,700	101,925
Option Care Inc.	17,400	254,736
Pharmacyclics Inc. (a)	17,800	160,556
Pharmion Corp. (a)	9,200	200,652
Renovis Inc. (a)	5,500	74,415
Rigel Pharmaceuticals Inc. (a)	7,400	175,898
VistaCare Inc. Class A (a)	8,700	125,889

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Wright Medical Group Inc. (a)	11,000	$271,480

		2,739,195

Industrials (13.79%)
Actuant Corp. Class A	5,600	262,080
Albany International Corp. Class A	3,600	132,732
Astec Industries Inc. (a)	4,300	122,077
Celadon Group Inc. (a)	2,200	49,060
Ducommun Inc. (a)	1,800	39,600
ESCO Technologies Inc. (a)	14,600	731,022
Exponent Inc. (a)	5,700	178,923
G&K Services Inc. Class A	4,900	193,011
Griffon Corp. (a)	2,500	61,500
Jacuzzi Brands Inc. (a)	11,400	91,884
Jetblue Airways Corp. (a)	9,300	163,680
K&F Industries Holdings Inc. (a)	12,300	205,779
Ladish Co. Inc. (a)	7,800	136,032
Northwest Airlines Corp. (a)	18,900	12,569
Pacer International Inc.	4,200	110,712
Pinnacle Airlines Corp. (a)	17,700	115,050
RailAmerica Inc. (a)	2,400	28,560
Resources Connection Inc. (a)	10,300	305,189
Tennant Co.	4,700	192,606
Tetra Tech Inc. (a)	7,900	132,878
United Stationers Inc. (a)	1,500	71,790

		3,336,734

Materials (4.79%)
AptarGroup Inc.	4,800	239,088
Georgia Gulf Corp.	8,300	199,864
Glatfelter	12,900	181,761
Methanex Corp.	23,000	342,010
Packaging Corp. of America	10,100	196,041

		1,158,764

Technology (21.25%)
Advanced Energy Industries Inc. (a)	26,000	279,760
Atheros Communications (a)	13,500	131,760
Benchmark Electronics Inc. (a)	7,000	210,840
Blackboard Inc. (a)	1,100	27,511
Brocade Communications
Systems Inc. (a)	23,500	95,880
Credence Systems Corp. (a)	16,400	130,872
Cymer Inc. (a)	8,900	278,748
Dot Hill Systems Corp. (a)	26,900	181,037
Electro Scientific Industries Inc. (a)	11,100	248,196
Fairchild Semiconductor
International Inc. (a)	11,700	173,862
FEI Co. (a)	2,200	42,350
Gateway Inc. (a)	105,400	284,580
Helix Technology Corp.	3,200	47,200
Intergraph Corp. (a)	3,600	160,956
Kulicke & Soffa Industries Inc. (a)	28,200	$204,450
LoJack Corp. (a)	2,600	54,964
Lowrance Electronics Inc.	1,000	25,390
LTX Corp. (a)	22,400	94,528
MIPS Technologies Inc. (a)	11,900	81,277
MKS Instruments Inc. (a)	12,600	217,098
Moldflow Corp. (a)	4,000	63,680
National Instruments Corp.	7,100	174,944
Netlogic Microsystems Inc. (a)	2,900	62,611
Novatel Wireless Inc. (a)	10,000	144,700
ON Semiconductor Corp. (a)	48,400	250,228
OSI Systems Inc. (a)	1,400	22,120
Pixelworks Inc. (a)	6,000	39,540
Plexus Corp. (a)	2,200	37,598
Polycom Inc. (a)	4,800	77,616
Quest Software Inc. (a)	5,500	82,885
Rudolph Technologies Inc. (a)	4,900	66,003
Sapient Corp. (a)	42,200	263,750
SCO Group Inc. (a)	10,300	43,054
Semtech Corp. (a)	7,000	115,290
Sigmatel Inc. (a)	2,500	50,600
Silicon Laboratories Inc. (a)	3,100	94,209
Spatialight Inc. (a)	13,100	57,509
SupportSoft Inc. (a)	17,200	86,688
SYNNEX Corp. (a)	5,000	84,200
TNS Inc. (a)	3,600	87,300
Veeco Instruments Inc. (a)	16,500	264,660

		5,140,444

Telecommunication Services (0.36%)
General Communication Inc. Class A (a)	8,700	86,130

Utilities (0.88%)
Calpine Corp. (a)	33,200	85,988
SEMCO Energy Inc. (a)	13,700	90,283
Westar Energy Inc.	1,500	36,195

		212,466

Total Common Stocks
(cost $23,563,768)		22,681,511

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Principal amount	Value
Short-term Investments (6.16%)
JPMorgan 100% US Treasury Securities
Money Market Fund	$735,797	$735,797
JPMorgan Treasury Plus Money Market Fund	755,132	755,132

Total Short-term Investments
(cost $1,490,929)		1,490,929

TOTAL INVESTMENTS (99.93%)
(cost $25,054,697)		24,172,440
OTHER ASSETS, NET OF LIABILITIES (0.07%)		16,208

NET ASSETS (100.00%)		$24,188,648

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security was acquired on August 1, 2005 and has a carrying value of $16.00 per share for a total cost of $89,600. At September 30, 2005, the fair value of this security is $86,128 or 0.36% of net assets.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (96.47%)

Australia (2.04%)
Amcor Ltd.	9,338	$47,783
Australia & New Zealand Banking Group Ltd.	3,071	56,207
Insurance Australia Group Ltd.	10,476	43,620
Promina Group Ltd.	13,286	50,660
Qantas Airways Ltd.	20,316	52,211
QBE Insurance Group Ltd.	3,974	56,611
Rinker Group Ltd.	11,013	139,247
Wesfarmers Ltd.	1,650	50,520
Woolworths Ltd.	4,976	63,106

		559,965

Austria (0.52%)
Erste Bank der Oesterreichischen Sparkassen AG	1,000	53,446
Telekom Austria AG	2,526	50,244
Wienerberger AG	1,000	39,409

		143,099

Belgium (0.70%)
Fortis	1,700	49,138
SES Global FDR Class A	4,000	62,544
UCB SA	1,500	79,178

		190,860

Canada (5.01%)
Abitibi Consolidated Inc.	10,000	40,172
Alcan Inc.	6,200	196,533
CAMECO Corp.	2,200	117,371
Canadian Natural Resources	1,100	49,677
Falconbridge Ltd.	3,200	85,526
Inco Ltd.	3,100	146,785
Magna International Inc. Class A	600	45,120
Manulife Financial Corp.	800	42,667
Methanex Corp.	3,000	44,439
Potash Corp. of Saskatchewan Inc.	2,200	205,031
Rogers Communications Inc. Class B	800	31,491
Suncor Energy Inc.	1,300	78,749
Telus Corp. Non Voting	4,400	179,217
The Thomson Corp.	1,500	56,000
The Toronto Dominion Bank	1,100	54,238

		1,373,016

Denmark (0.60%)
Novo Nordisk A/S	1,700	84,052
TDC A/S	1,500	80,686

		164,738

Finland (0.19%)
Stora Enso OYJ R Shares	3,800	52,247

France (9.81%)
Accor SA (a)	2,000	$101,003
Air Liquide	500	91,942
AXA Co.	1,900	52,155
BNP Paribas	6,700	509,314
Bouygues	8,200	381,099
Carrefour SA	1,200	55,208
Essilor International	900	74,527
Euronext	1,300	57,215
Groupe Danone	1,200	129,295
L'Oreal	1,200	92,951
Lafarge SA	1,100	96,773
Sanofi-Aventis	7,200	593,099
Schneider Electric SA	2,800	217,391
Societe Generale Class A	700	79,881
Total SA	200	54,588
Veolia Environnement	400	16,879
Vivendi Universal SA	2,500	81,606

		2,684,926

Germany (7.13%)
Allianz AG	1,700	229,527
Altana AG	500	27,991
Bayer AG	5,400	197,880
Bayerische Motoren Werke AG	1,100	51,639
Commerzbank AG	2,200	60,020
DaimlerChrysler AG	2,300	122,014
Deutsche Bank AG	900	84,175
Deutsche Boerse AG	766	73,189
Deutsche Post AG	3,300	77,181
E.On AG	2,000	183,715
Infineon Technologies AG (a)	7,300	71,767
SAP AG	1,500	259,239
Siemens AG	4,900	377,489
Volkswagen AG	2,200	135,376

		1,951,202

Hong Kong (1.52%)
Hang Lung Group Ltd.	25,000	48,180
Hang Lung Properties Ltd.	31,000	49,353
Hong Kong & China Gas Co. Ltd.	24,000	49,501
Li & Fung Ltd.	60,000	138,836
PCCW Ltd.	75,000	48,825
Sun Hung Kai Properties Ltd.	6,000	62,148
Swire Pacific Ltd. Class A	2,000	18,421

		415,264

Ireland (0.36%)
CRH PLC	3,600	97,566

Italy (0.56%)
ENI SpA	3,400	100,972

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Italy (Cont.)
UniCredito Italiano SpA	9,500	$53,549

		154,521

Japan (27.97%)
Advantest Corp.	800	62,016
Aeon Co. Ltd.	7,800	156,660
Astellas Pharma Inc.	2,500	94,036
Bridgestone Corp.	2,000	42,812
Canon Inc.	1,900	102,599
Chubu Electric Power Co. Inc.	2,000	48,802
Daiichi Sanyko Co. Ltd. (a)	7,700	157,704
East Japan Railway Co.	10	57,082
Fanuc Ltd.	2,500	202,167
Hirose Electric Co. Ltd.	700	81,580
Hoya Corp.	2,400	81,131
Kansai Electric Power	3,600	79,440
Kao Corp.	2,000	49,242
Keyence Corp.	200	50,282
Millea Holdings Inc.	11	176,357
Mitsubishi Corp.	9,900	195,349
Mitsubishi Estate Co. Ltd.	26,000	356,836
Mitsubishi Tokyo Financial Group Inc.	22	288,760
Mitsui & Co. Ltd.	5,000	62,588
Mizuho Financial Group Inc.	20	127,202
Murata Manufacturing Co. Ltd.	1,000	55,761
NGK Spark Plug Co. Ltd.	4,000	57,963
Nidec Corp.	1,000	58,668
Nikon Corp.	5,000	63,073
Nintendo Co. Ltd.	900	104,968
Nippon Electric Glass Co. Ltd.	5,000	90,072
Nippon Telegraph & Telephone Corp.	38	186,787
Nissan Motor Co. Ltd.	16,200	184,947
Nitto Denko Corp.	2,100	118,208
NTT DoCoMo Inc.	12	21,353
Omron Corp.	2,100	51,150
Orix Corp.	1,500	270,877
Ricoh Co. Ltd.	5,000	78,092
Rohm Co. Ltd.	1,600	138,830
Secom Co. Ltd.	1,000	48,097
Sekisui House Ltd.	7,000	85,773
Shimamura Co. Ltd.	600	66,491
Shin-Etsu Chemical Co. Ltd.	1,600	69,767
SMC Corp.	1,500	199,656
Softbank Corp.	5,700	316,332
Sompo Japan Insurance Inc.	7,000	92,680
Sony Corp.	1,700	55,858
Sumitomo Corp.	17,000	179,405
Sumitomo Mitsui Financial Group Inc.	76	716,350
Suzuki Motor Corp.	12,500	231,237
T&D Holdings Inc.	1,050	62,526
Takeda Pharmaceutical Co. Ltd.	2,700	160,782
TDK Corp.	700	49,886
Tohoku Electric Power	2,300	$51,158
Tokyo Electron Ltd.	3,400	180,603
Tokyo Gas Co. Ltd.	14,000	56,853
Trend Micro Inc.	3,000	94,873
UFJ Holdings Inc. (a)	66	537,093
Uni-Charm Corp.	1,200	51,797
Yahoo! Japan Corp.	94	110,870
Yamada Denki Co. Ltd.	1,600	121,635
Yamato Transport Co. Ltd.	10,000	164,376

		7,657,492

Netherlands (5.96%)
ABN AMRO Holdings NV	15,179	363,592
Aegon NV	13,800	204,831
ASML Holding NV (a)	2,800	45,430
Heineken NV	9,000	288,913
ING Groep NV	6,900	205,495
Koninklijke Ahold NV (a)	5,800	43,846
Koninklijke KPN NV	34,900	312,906
Koninklijke Numico NV (a)	1,200	52,511
TNT Post Group	2,700	67,074
VNU NV	1,500	47,143

		1,631,741

Norway (0.30%)
DNB NOR ASA	8,000	82,423

Portugal (0.17%)
Portugal Telecom SGPS SA	5,200	47,497

Singapore (0.85%)
DBS Group Holdings Ltd.	5,000	46,689
Singapore Telecommunications	128,000	185,337

		232,026

Spain (5.18%)
Altadis SA	1,400	62,929
Banco Bilbao Vizcaya Argentaria SA	16,400	287,574
Banco Santander Central Hispano SA	20,000	262,725
Iberdrola SA	3,000	83,829
Inditex	2,200	64,568
Repsol YPF SA	11,600	375,862
Telefonica SA	17,100	279,913

		1,417,400

Sweden (1.35%)
Atlas Copco AB Class A	4,100	79,312
Ericsson LM Class B	80,000	291,973

		371,285

Switzerland (9.04%)
Adecco SA	1,001	45,699

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Switzerland (Cont.)
Compagnie Financiere Richemont AG Class A	7,241	$286,664
Credit Suisse Group	3,955	175,058
Geberit AG Reg	75	54,575
Givaudan	82	52,511
Holcim Ltd.	4,714	312,980
Nestle SA	812	237,726
Novartis AG	10,063	510,321
Roche Holding AG	1,798	249,724
Swiss Reinsurance	3,462	227,315
Swisscom AG	336	109,789
Syngenta AG (a)	131	13,712
Synthes Inc. (a)	471	55,084
UBS AG	1,690	143,602

		2,474,760

United Kingdom (17.21%)
ARM Holdings PLC	23,900	49,532
AstraZeneca PLC	11,300	526,080
BHP Billiton PLC	3,600	58,163
Bradford and Bingley PLC	8,400	50,559
Brambles Industries PLC	9,000	55,282
British Land Co. PLC	3,300	54,742
Carnival PLC	1,100	56,867
Diageo PLC	4,100	58,937
Hanson PLC	5,100	52,938
HBOS PLC	20,300	305,597
HSBC Holdings PLC	7,600	122,923
Lloyds TSB Group PLC	10,300	84,841
Pearson PLC	16,900	196,436
Reed Elsevier PLC	27,200	251,631
Rolls Royce Group (a)	9,200	60,608
Royal Bank of Scotland Group	14,600	414,341
Royal Dutch Shell PLC Class A	23,378	771,820
Scottish & Southern Energy PLC	3,000	54,449
Standard Chartered PLC	8,100	174,727
Tesco PLC	8,900	48,585
Unilever PLC	26,500	276,705
Vodafone Group PLC	308,100	801,554
Wolseley PLC	2,800	59,214
Xstrata PLC (a)	4,800	124,369

		4,710,900

Total Common Stocks
(cost $24,269,413)		26,412,928

	Principal amount	Value
Repurchase Agreement (3.17%)
IBT Repurchase Agreement, (b) 2.750% to be repurchased at $866,885 on 10/03/2005	$866,686	$866,686

Total Repurchase Agreement
(cost $866,686)		866,686

TOTAL INVESTMENTS (99.64%)
(cost $25,136,099)		27,279,614
OTHER ASSETS, NET OF LIABILITIES (0.36%)		98,980

NET ASSETS (100.0%)		$27,378,594

(a)	Non-income producing security.
(b)	Repurchase agreement is fully collateralized by U.S. Treasury or Government Agency securities with a market value of $910,020 as of September 30, 2005.

FDR - Fiduciary Depository Receipt

Approximately 33.52% of the investment securities are denominated in the Euro, followed by 28.07% in the Japanese Yen, 12.51% in the British Pound, 9.07% in the Swiss Franc, 4.50% in the Canadian Dollar, 3.72% in the U.S. Dollar and 3.29% in the Swedish Krone. The remaining investment securities representing 5.32% of total investments, are denominated in five currencies, each of which represents less than 2.05% of total investments.

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Industry	Value	%
Financials	$7,619,428	27.83%
Telecommunication Services	2,685,209	9.81%
Consumer Discretionary	2,638,727	9.64%
Health Care	2,612,577	9.54%
Information Technology	2,425,653	8.86%
Industrials	2,344,685	8.56%
Materials	2,244,572	8.20%
Consumer Staples	1,668,411	6.09%
Energy	1,549,040	5.66%
Utilities	624,626	2.28%

Total Stocks	26,412,928	96.47%
Repurchase Agreement	866,686	3.17%
Cash and Other Assets, Net of Liabilities	98,980	0.36%

Net Assets	$27,378,594	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (98.44%)

Aerospace/Defense (1.31%)
Boeing Co.	37,105	$2,521,285
General Dynamics Corp.	9,086	1,086,231
Lockheed Martin Corp.	16,540	1,009,602
Northrop Grumman Corp.	16,138	877,100
Raytheon Co.	20,394	775,380
Rockwell Collins Inc.	7,975	385,352

		6,654,950

Agriculture, Foods, & Beverage (3.56%)
Anheuser Busch Companies Inc.	35,118	1,511,479
Archer-Daniels-Midland Co.	29,390	724,757
Campbell Soup Co.	8,531	253,797
Coca-Cola Enterprises Inc.	13,890	270,855
ConAgra Foods Inc.	23,390	578,902
Constellation Brands Inc. (a)	8,836	229,736
General Mills Inc.	16,539	797,180
HJ Heinz Co.	15,395	562,533
Kellogg Co.	11,697	539,583
McCormick & Co. Inc.	6,030	196,759
Molson Coors Brewing Co. Class B	2,662	170,395
Pepsi Bottling Group Inc.	6,457	184,347
PepsiCo Inc.	75,515	4,282,456
Reynolds American Inc.	3,927	326,020
Sara Lee Corp.	35,444	671,664
Sysco Corp.	28,609	897,464
The Coca-Cola Co.	94,034	4,061,328
The Hershey Co.	8,389	472,385
Tyson Foods, Inc.	11,324	204,398
WM Wrigley Jr. Co.	8,204	589,703
Yum! Brands Inc.	12,894	624,199

		18,149,940

Airlines (0.09%)
Southwest Airlines Co.	31,703	470,790

Automotive (0.78%)
Cooper Tire & Rubber Co.	3,029	46,253
Dana Corp.	6,754	63,555
Delphi Corp.	24,405	67,358
Ford Motor Co.	83,737	825,647
General Motors Corp.	25,554	782,208
Genuine Parts Co.	7,855	336,980
Goodyear Tire & Rubber Co. (a)	7,916	123,410
Harley-Davidson Inc.	12,492	605,112
ITT Industries Inc.	4,186	475,530
Navistar International Corp. (a)	2,824	91,582
Paccar Inc.	7,743	525,672
Visteon Corp.	5,543	54,211

		3,997,518

Banks (5.87%)
AmSouth Bancorporation	15,820	399,613
Bank of America Corp.	181,720	$7,650,412
Bank of New York Inc.	35,183	1,034,732
BB&T Corp.	24,745	966,292
Comerica Inc.	7,553	444,872
Fifth Third Bancorp	25,135	923,209
Golden West Financial Corp.	11,638	691,181
Huntington Bancshares Inc.	10,406	233,823
JPMorgan Chase & Co.	158,870	5,390,459
M&T Bank Corp.	3,701	391,233
Northern Trust Corp.	8,497	429,523
PNC Bank Corp.	13,137	762,209
State Street Corp.	14,950	731,354
SunTrust Banks Inc.	16,387	1,138,077
Synovus Financial Corp.	14,073	390,103
US Bancorp	82,642	2,320,587
Washington Mutual Inc.	39,762	1,559,466
Wells Fargo & Co.	76,340	4,471,234

		29,928,379

Building Materials & Construction (0.70%)
American Standard Cos. Inc.	8,279	385,387
Centex Corp.	5,793	374,112
DR Horton Inc.	12,292	445,216
Fluor Corp.	3,910	251,726
KB Home	3,561	260,665
Leggett & Platt Inc.	8,496	171,619
Louisiana-Pacific Corp.	4,837	133,937
Masco Corp.	19,442	596,481
Pulte Homes Inc.	9,813	421,174
Stanley Works	3,355	156,611
Vulcan Materials Co.	4,615	342,479

		3,539,407

Chemicals (1.52%)
Air Products & Chemicals Inc.	9,980	550,297
Ashland Inc.	3,343	184,667
E.I. du Pont de Nemours and Co.	44,975	1,761,671
Eastman Chemical Co.	3,668	172,286
Engelhard Corp.	5,301	147,951
Hercules Inc. (a)	4,873	59,548
International Flavors & Fragrances Inc.	3,784	134,862
Monsanto Co.	12,138	761,660
Pall Corp.	5,598	153,945
PPG Industries Inc.	7,672	454,106
Praxair Inc.	14,608	700,161
Rohm & Haas Co.	6,695	275,365
Sealed Air Corp. (a)	3,732	177,121
Sigma-Aldrich Corp.	3,040	194,742
Temple-Inland Inc.	5,240	214,054
The Dow Chemical Co.	43,612	1,817,312

		7,759,748

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Commercial Service/Supply (1.84%)
Allied Waste Industries Inc. (a)	9,869	$83,393
Apollo Group Inc. Class A (a)	6,681	443,552
Ball Corp.	4,808	176,646
Cendant Corp.	47,288	976,024
Cintas Corp.	6,369	261,447
Convergys Corp. (a)	6,124	88,002
Eastman Kodak Co.	12,959	315,292
Ecolab Inc.	8,482	270,830
Equifax Inc.	5,886	205,657
First Data Corp.	34,880	1,395,200
Interpublic Group of Companies Inc. (a)	19,057	221,823
Monster Worldwide Inc. (a)	5,484	168,414
Moody’s Corp.	11,529	588,901
Omnicom Group Inc.	8,227	688,024
Pactiv Corp. (a)	6,730	117,910
Paychex Inc.	15,064	558,573
Pitney Bowes Inc.	10,333	431,299
Robert Half International Inc.	7,635	271,730
RR Donnelley & Sons Co.	9,690	359,208
Ryder System Inc.	2,890	98,896
Snap-On Inc.	2,546	91,962
Waste Management Inc.	25,397	726,608
WW Grainger Inc.	3,503	220,409
Xerox Corp. (a)	43,341	591,605

		9,351,405

Computer Software & Services (4.75%)
Adobe Systems Inc.	22,206	662,849
Affiliated Computer Services Inc. Class A (a)	5,666	309,364
Autodesk Inc.	10,312	478,889
Automatic Data Processing Inc.	26,224	1,128,681
BMC Software Inc. (a)	9,682	204,290
Computer Associates International Inc.	21,135	587,764
Computer Sciences Corp. (a)	8,340	394,565
Compuware Corp. (a)	17,469	165,956
Comverse Technology Inc. (a)	9,075	238,400
eBay Inc. (a)	50,349	2,074,379
Electronic Arts Inc. (a)	13,716	780,303
Electronic Data Systems Corp.	23,437	525,926
EMC Corp. (a)	108,975	1,410,137
Intuit Inc. (a)	8,186	366,815
Microsoft Corp.	416,909	10,727,069
Oracle Corp. (a)	170,956	2,118,145
Unisys Corp. (a)	15,288	101,512
Yahoo! Inc. (a)	56,867	1,924,379

		24,199,423

Computers (3.13%)
Apple Computer Inc. (a)	37,519	2,011,393
Dell Inc. (a)	108,418	3,707,896
Gateway Inc. (a)	13,018	35,149
Hewlett-Packard Co.	129,560	$3,783,152
International Business Machines Corp.	72,171	5,789,558
Sun Microsystems Inc. (a)	154,047	603,864

		15,931,012

Consumer & Marketing (4.81%)
Alberto-Culver Co.	3,524	157,699
Altria Group Inc.	93,864	6,918,716
Avery Dennison Corp.	4,982	261,007
Avon Products Inc.	21,269	574,263
Black & Decker Corp.	3,630	297,987
Brown-Forman Corp. Class B	3,836	228,395
Brunswick Corp.	4,382	165,333
Clorox Co.	6,848	380,338
Colgate-Palmolive Co.	23,479	1,239,456
Danaher Corp.	10,840	583,517
Darden Restaurants Inc.	6,242	189,570
Fortune Brands Inc.	6,594	536,290
Hasbro Inc.	8,059	158,359
Kimberly-Clark Corp.	21,530	1,281,681
Mattel Inc.	18,216	303,843
Maytag Corp.	3,570	65,188
Newell Rubbermaid Inc.	12,417	281,245
Starbucks Corp. (a)	17,363	869,886
The Gillette Co.	40,765	2,372,523
The Procter & Gamble Co.	115,564	6,871,435
UST Inc.	7,415	310,392
Wendy’s International Inc.	5,208	235,141
Whirlpool Corp.	3,011	228,144

		24,510,408

Electronic/Electrical Mfg. (6.38%)
Advanced Micro Devices Inc. (a)	17,985	453,222
Agilent Technologies Inc. (a)	22,328	731,242
Applied Materials Inc.	73,344	1,243,914
Emerson Electric Co.	18,673	1,340,722
Freescale Semiconductor Inc. Class B (a)	18,291	431,302
General Electric Co.	479,473	16,143,856
Intel Corp.	275,566	6,792,702
KLA-Tencor Corp.	8,921	434,988
Linear Technology Corp.	13,856	520,847
LSI Logic Corp. (a)	17,592	173,281
Micron Technology Inc. (a)	27,808	369,846
Molex Inc.	6,752	180,143
National Semiconductor Corp.	15,501	407,676
PerkinElmer Inc.	5,852	119,205
Rockwell Automation Inc.	8,199	433,727
Texas Instruments Inc.	73,390	2,487,921
Waters Corp. (a)	5,191	215,946

		32,480,540

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (9.45%)
AMBAC Financial Group Inc.	4,827	$347,834
American Express Co.	56,114	3,223,188
Apartment Investment and Management Co.	4,300	166,754
Archstone-Smith Trust	9,558	381,077
Bear Stearns Companies Inc.	5,080	557,530
Capital One Financial Corp.	13,048	1,037,577
Charles Schwab Corp.	47,352	683,289
CIT Group Inc.	9,069	409,737
Citigroup Inc.	233,836	10,644,215
Compass Bancshares Inc.	5,607	256,969
Countrywide Financial Corp.	26,872	886,239
E*Trade Financial Corp. (a)	16,714	294,166
Equity Office Properties Trust	18,547	606,672
Equity Residential	12,967	490,801
Federal Home Loan Mortgage Corp.	31,242	1,763,923
Federal National Mortgage Association	43,764	1,961,503
Federated Investors Inc. Class B	3,986	132,455
First Horizon National Corp.	5,638	204,941
Franklin Resources Inc.	6,776	568,913
Goldman Sachs Group Inc.	21,025	2,556,220
H&R Block Inc.	14,652	351,355
Janus Capital Group Inc.	10,115	146,162
Keycorp	18,490	596,303
Lehman Brothers Holdings Inc.	12,302	1,432,937
Marshall & Ilsley Corp.	9,264	403,077
MBIA Inc.	5,977	362,326
MBNA Corp.	56,863	1,401,104
Mellon Financial Corp.	18,889	603,881
Merrill Lynch & Co. Inc.	41,887	2,569,767
MGIC Investment Corp.	4,154	266,687
Morgan Stanley	49,112	2,649,101
National City Corp.	25,801	862,785
North Fork Bancorporation Inc.	21,609	551,030
Principal Financial Group	12,757	604,299
ProLogis	11,137	493,480
Providian Financial Corp. (a)	13,291	234,985
Public Storage Inc.	3,812	255,404
Regions Financial Corp.	20,804	647,421
Simon Property Group Inc.	8,347	618,680
SLM Corp.	18,871	1,012,240
Sovereign Bancorp Inc.	16,324	359,781
T Rowe Price Group Inc.	5,857	382,462
Vornado Realty Trust	5,324	461,165
Wachovia Corp.	71,330	3,394,595
Zions Bancorporation	4,063	289,326

		48,124,356

Forest Products & Paper (0.48%)
Georgia-Pacific Corp.	11,746	400,069
International Paper Co.	22,161	660,398
MeadWestvaco Corp.	8,277	228,611
OfficeMax Inc.	3,189	$100,995
Plum Creek Timber Co. Inc.	8,300	314,653
Weyerhaeuser Co.	11,068	760,925

		2,465,651

Health Care (12.73%)
Abbott Laboratories	70,291	2,980,338
Aetna Inc.	13,105	1,128,865
Allergan Inc.	5,907	541,199
AmerisourceBergen Corp.	4,684	362,073
Amgen Inc. (a)	55,798	4,445,427
Applera Corp.- Applied Biosystems Group	8,801	204,535
Bausch & Lomb Inc.	2,422	195,407
Baxter International Inc.	28,137	1,121,822
Becton Dickinson & Co.	11,291	591,987
Biogen Idec Inc. (a)	15,284	603,412
Biomet Inc.	11,266	391,043
Boston Scientific Corp. (a)	26,911	628,910
Bristol-Myers Squibb Co.	88,435	2,127,746
Cardinal Health Inc.	19,293	1,223,948
Caremark Rx Inc. (a)	20,338	1,015,476
Chiron Corp. (a)	5,042	219,932
Coventry Health Care Inc. (a)	4,847	416,939
CR Bard Inc.	4,751	313,709
Eli Lilly & Co.	51,270	2,743,970
Express Scripts Inc. (a)	6,710	417,362
Forest Laboratories Inc. (a)	15,356	598,423
Genzyme Corp. (a)	11,599	830,952
Gilead Sciences Inc. (a)	20,605	1,004,700
Guidant Corp.	14,917	1,027,632
HCA Inc.	20,427	978,862
Health Management Associates Inc.	11,147	261,620
Hospira Inc. (a)	7,212	295,476
Humana Inc. (a)	7,330	350,960
IMS Health Inc.	10,206	256,885
Johnson & Johnson	134,539	8,513,628
King Pharmaceuticals Inc. (a)	10,883	167,381
Laboratory Corp. of America Holdings (a)	6,095	296,887
Manor Care Inc.	3,685	141,541
McKesson Corp.	13,930	660,979
Medco Health Solutions Inc. (a)	13,753	754,077
Medimmune Inc. (a)	11,115	374,020
Medtronic Inc.	54,765	2,936,499
Merck & Co. Inc.	99,283	2,701,490
Mylan Laboratories Inc.	9,843	189,576
Pfizer Inc.	333,352	8,323,800
Quest Diagnostics Inc.	7,627	385,469
Schering-Plough Corp.	66,742	1,404,919
St. Jude Medical Inc. (a)	16,475	771,030
Stryker Corp.	13,239	654,404

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Tenet Healthcare Corp. (a)	21,124	$237,223
UnitedHealth Group Inc.	57,119	3,210,088
Watson Pharmaceuticals Inc. (a)	4,816	176,314
WellPoint Inc. (a)	27,744	2,103,550
Wyeth	60,646	2,806,090
Zimmer Holdings Inc. (a)	11,177	769,984

		64,858,559

Insurance (4.46%)
ACE Ltd.	13,025	613,087
Aflac Inc.	22,675	1,027,177
American International Group Inc.	117,368	7,272,121
Aon Corp.	14,383	461,407
Chubb Corp.	8,962	802,547
Cigna Corp.	5,808	684,531
Cincinnati Financial Corp.	7,887	330,386
Hartford Financial Services Group Inc.	13,535	1,044,496
Jefferson-Pilot Corp.	6,080	311,114
Lincoln National Corp.	7,786	405,028
Loews Corp.	6,186	571,648
Marsh & McLennan Companies Inc.	24,184	734,952
MetLife Inc.	34,201	1,704,236
Progressive Corp.	8,912	933,710
Prudential Financial Inc.	23,192	1,566,851
Safeco Corp.	5,642	301,170
St. Paul Travelers Co. Inc.	30,534	1,370,061
The Allstate Corp.	29,693	1,641,726
Torchmark Corp.	4,704	248,512
UnumProvident Corp.	13,433	275,377
XL Capital Ltd. Class A	6,339	431,242

		22,731,379

Leisure, Lodging & Gaming (0.57%)
Carnival Corp.	19,622	980,707
Harrah’s Entertainment Inc.	8,293	540,621
Hilton Hotels Corp.	15,039	335,670
Marriott International Inc. Class A	7,823	492,849
Starwood Hotels & Resorts Worldwide Inc.	9,833	562,153

		2,912,000

Machinery & Manufacturing (3.16%)
3M Co.	34,595	2,537,889
Bemis Co. Inc.	4,804	118,659
Caterpillar Inc.	30,598	1,797,632
Cooper Industries Ltd. Class A	4,178	288,867
Cummins Inc.	2,094	184,251
Deere & Co.	10,897	666,896
Dover Corp.	9,140	372,821
Eaton Corp.	6,655	422,925
Goodrich Corp.	5,481	243,028
Honeywell International Inc.	38,659	1,449,712
Illinois Tool Works Inc.	9,503	$782,382
Ingersoll-Rand Co. Ltd. Class A	15,237	582,510
Johnson Controls Inc.	8,696	539,587
Millipore Corp. (a)	2,320	145,905
Parker Hannifin Corp.	5,402	347,403
Textron Inc.	6,039	433,117
Thermo Electron Corp. (a)	7,284	225,076
Tyco International Ltd.	91,516	2,548,721
United Technologies Corp.	46,336	2,402,058

		16,089,439

Media & Broadcasting (3.28%)
Clear Channel Communications Inc.	24,521	806,496
Comcast Corp. Class A (a)	99,302	2,917,493
Dow Jones & Co. Inc.	2,784	106,321
Gannett Co. Inc.	11,026	758,919
Knight-Ridder Inc.	3,212	188,480
Meredith Corp.	1,930	96,288
New York Times Co.	6,547	194,773
News Corp. Class A	111,119	1,732,345
The McGraw-Hill Companies Inc.	16,891	811,444
The Walt Disney Co.	90,890	2,193,176
Time Warner Inc.	212,282	3,844,427
Tribune Co.	12,127	410,984
Univision Communications Inc. (a)	10,608	281,430
Viacom Inc. Class B	71,683	2,366,256

		16,708,832

Mining & Metals (0.71%)
Alcoa Inc.	39,431	962,905
Allegheny Technologies Inc.	3,879	120,171
Freeport-McMoRan Copper & Gold Inc.	8,003	388,866
Newmont Mining Corp.	20,165	951,183
Nucor Corp.	7,053	416,056
Phelps Dodge Corp.	4,378	568,834
United States Steel Corp.	5,149	218,060

		3,626,075

Oil & Gas (9.95%)
Amerada Hess Corp.	3,649	501,737
Anadarko Petroleum Corp.	10,682	1,022,801
Apache Corp.	14,863	1,117,995
Baker Hughes Inc.	15,396	918,833
BJ Services Co.	14,555	523,834
Burlington Resources Inc.	17,225	1,400,737
Chevron Corp.	101,846	6,592,492
ConocoPhillips Co.	62,949	4,400,765
Devon Energy Corp.	20,579	1,412,542
El Paso Corp.	29,759	413,650
EOG Resources Inc.	10,849	812,590
Exxon Mobil Corp.	285,181	18,120,401
Halliburton Co.	22,979	1,574,521

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
Kerr-McGee Corp.	5,210	$505,943
Kinder Morgan Inc.	4,373	420,508
Marathon Oil Corp.	16,544	1,140,378
Murphy Oil Corp.	7,409	369,487
Nabors Industries Ltd. (a)	7,111	510,783
National Oilwell Varco Inc. (a)	7,831	515,280
Noble Corp.	6,172	422,535
Occidental Petroleum Corp.	18,074	1,544,062
Rowan Companies Inc.	4,904	174,043
Schlumberger Ltd.	26,600	2,244,508
Sunoco Inc.	6,168	482,338
Transocean Inc. (a)	14,858	910,944
Valero Energy Corp.	13,816	1,562,037
Weatherford International Ltd. (a)	6,260	429,812
Williams Companies Inc.	25,846	647,442

		50,692,998

Retailers (5.82%)
Albertson’s Inc.	16,631	426,585
AutoNation Inc. (a)	8,397	167,688
Autozone Inc. (a)	2,568	213,786
Bed Bath & Beyond Inc. (a)	13,357	536,684
Best Buy Co. Inc.	18,421	801,866
Big Lots Inc. (a)	4,759	52,301
Circuit City Stores Inc.	7,751	133,007
Coach Inc. (a)	17,169	538,420
Costco Wholesale Corp.	21,656	933,157
CVS Corp.	36,742	1,065,886
Dillard’s Inc. Class A	3,100	64,728
Dollar General Corp.	14,477	265,508
Family Dollar Stores Inc.	7,308	145,210
Federated Department Stores Inc.	11,981	801,170
GAP Inc.	26,481	461,564
Home Depot Inc.	96,792	3,691,647
J.C. Penney Co. Inc.	11,429	541,963
Kohls Corp. (a)	15,575	781,554
Kroger Co. (a)	32,708	673,458
Limited Brands	16,035	327,595
Lowe’s Companies Inc.	35,253	2,270,293
McDonald’s Corp.	56,518	1,892,788
Nordstrom Inc.	10,151	348,382
Office Depot Inc. (a)	14,283	424,205
RadioShack Corp.	6,073	150,610
Safeway Inc.	20,263	518,733
Sears Holdings Corp. (a)	4,617	574,447
Staples Inc.	33,202	707,867
Supervalu Inc.	6,121	190,486
Target Corp.	40,000	2,077,200
The Sherwin-Williams Co.	5,258	231,720
Tiffany & Co.	6,421	255,363
TJX Companies Inc.	21,038	430,858
Wal-Mart Stores Inc.	113,084	4,955,341
Walgreen Co.	46,227	$2,008,563

		29,660,633

Technology (2.47%)
Altera Corp. (a)	16,810	321,239
American Power Conversion Corp.	7,888	204,299
Analog Devices Inc.	16,824	624,843
Applied Micro Circuits Corp. (a)	13,349	40,047
Avaya Inc. (a)	19,671	202,611
Broadcom Corp. (a)	12,788	599,885
Citrix Systems Inc. (a)	7,675	192,950
Fiserv Inc. (a)	8,491	389,482
Fisher Scientific International Inc. (a)	5,502	341,399
International Game Technology	15,397	415,719
Jabil Circuit Inc. (a)	7,909	244,546
L-3 Communications Holdings Inc.	5,358	423,657
Lexmark International Group Inc. (a)	5,448	332,600
Maxim Integrated Products Inc.	14,813	631,775
Mercury Interactive Corp. (a)	3,896	154,282
NCR Corp. (a)	8,379	267,374
Network Appliance Inc. (a)	16,607	394,250
Novell Inc. (a)	17,197	128,118
Novellus Systems Inc. (a)	6,106	153,139
NVIDIA Corp. (a)	7,606	260,734
Parametric Technology Corp. (a)	12,299	85,724
PMC-Sierra Inc. (a)	7,915	69,731
QLogic Corp. (a)	3,958	135,364
QUALCOMM Inc.	73,728	3,299,328
Sabre Holdings Corp.	5,813	117,888
Sanmina-SCI Corp. (a)	23,611	101,291
Siebel Systems Inc.	23,549	243,261
Solectron Corp. (a)	43,774	171,156
Symantec Corp. (a)	54,143	1,226,880
Symbol Technologies Inc.	10,798	104,525
Tektronix Inc.	3,745	94,486
Teradyne Inc. (a)	8,851	146,042
Xilinx Inc.	15,779	439,445

		12,558,070

Telecom & Telecom Equipment (5.11%)
ADC Telecommunications Inc. (a)	5,232	119,604
Alltel Corp.	17,256	1,123,538
Andrew Corp. (a)	7,309	81,495
AT&T Corp.	36,236	717,473
BellSouth Corp.	82,850	2,178,955
CenturyTel Inc.	5,831	203,968
Ciena Corp. (a)	26,006	68,656
Cisco Systems Inc. (a)	289,018	5,182,093
Citizens Communications Co.	15,463	209,524
Corning Inc. (a)	66,546	1,286,334
JDS Uniphase Corp. (a)	74,096	164,493
Lucent Technologies Inc. (a)	200,794	652,581

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Telecom & Telecom Equipment (Cont.)
Motorola Inc.	111,647	$2,466,282
Qwest Communications International Inc. (a)	68,981	282,822
SBC Communications Inc.	149,409	3,581,334
Scientific-Atlanta Inc.	6,909	259,157
Sprint Nextel Corp.	132,635	3,154,060
Tellabs Inc. (a)	19,712	207,370
Verizon Communications Inc.	125,051	4,087,917

		26,027,656

Textiles & Clothing (0.28%)
Jones Apparel Group Inc.	5,237	149,255
Liz Claiborne Inc.	4,850	190,702
Nike Inc.	8,703	710,861
Reebok International Ltd.	2,381	134,693
VF Corp.	4,123	239,010

		1,424,521

Transportation (1.51%)
Burlington Northern Santa Fe Corp.	16,877	1,009,245
CSX Corp.	9,795	455,272
FedEx Corp.	13,687	1,192,548
Norfolk Southern Corp.	18,276	741,275
Union Pacific Corp.	11,919	854,592
United Parcel Service Inc. Class B	50,072	3,461,477

		7,714,409

Utilities & Energy (3.72%)
Allegheny Energy Inc. (a)	7,334	225,300
Ameren Corp.	9,202	492,215
American Electric Power Co. Inc.	17,763	705,191
Calpine Corp. (a)	25,447	65,908
CenterPoint Energy Inc.	13,948	207,407
Cinergy Corp.	8,978	398,713
CMS Energy Corp. (a)	9,869	162,345
Consolidated Edison Inc.	11,036	535,798
Constellation Energy Group Inc.	7,968	490,829
Dominion Resources Inc.	15,405	1,326,987
DTE Energy Co.	8,027	368,118
Duke Energy Corp.	41,875	1,221,494
Dynegy Inc. (a)	13,678	64,423
Edison International	14,720	695,962
Entergy Corp.	9,322	692,811
Exelon Corp.	30,316	1,620,087
FirstEnergy Corp.	14,904	776,796
FPL Group Inc.	17,805	847,518
KeySpan Corp.	7,862	289,164
Nicor Inc.	1,914	80,445
NiSource Inc.	12,292	298,081
Peoples Energy Corp.	1,715	67,537
PG&E Corp.	16,853	661,480
Pinnacle West Capital Corp.	4,449	196,112
PPL Corp.	17,141	$554,169
Progress Energy Inc.	11,345	507,689
Public Service Enterprise Group Inc.	10,799	695,024
Sempra Energy	11,568	544,390
TECO Energy Inc.	9,357	168,613
The AES Corp. (a)	29,492	484,554
The Southern Co.	33,757	1,207,150
TXU Corp.	10,851	1,224,861
Xcel Energy Inc.	18,176	356,431
XTO Energy Corp.	16,321	739,668

		18,973,270

Total Common Stocks (cost $500,170,566)		501,541,368

Short-term Investments (1.53%)
U.S. Treasury Bills, 3.320%, 11/03/2005 (b)	$7,832,000	7,810,979

Total Short-term Investments (cost $7,809,665)		7,810,979

TOTAL INVESTMENTS (99.97%) (cost $507,980,231)		509,352,347
OTHER ASSETS, NET OF LIABILITIES (0.03%)		122,169

NET ASSETS (100.00%)		$509,474,516

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (98.57%)

Automotive & Transportation (3.43%)
AAR Corp. (a)	7,637	$131,204
ABX Air Inc. (a)	9,431	77,334
Accuride Corp. (a)	1,202	16,600
Aftermarket Technology Corp. (a)	3,731	68,613
Airtran Holdings Inc. (a)	19,252	243,730
Alaska Air Group Inc. (a)	5,678	165,003
Amerco Inc. (a)	1,962	114,169
American Axle & Manufacturing Holdings Inc.	8,244	190,272
Arctic Cat Inc.	3,670	75,382
Arkansas Best Corp.	5,074	176,930
ArvinMeritor Inc.	14,770	246,954
Aviall Inc. (a)	6,648	224,569
Bandag Inc.	2,333	99,992
Coachmen Industries Inc.	3,295	37,860
Commercial Vehicle Group Inc. (a)	2,177	45,586
Continental Airlines Inc. (a)	14,379	138,901
Cooper Tire & Rubber Co.	13,280	202,786
Covenant Transport Inc. (a)	1,870	22,627
Delta Air Lines Inc. (a)	24,702	18,527
Dynamex Inc. (a)	1,325	20,723
EGL Inc. (a)	8,313	225,698
ExpressJet Holdings Inc. (a)	8,628	77,393
Fleetwood Enterprises Inc. (a)	12,543	154,279
Florida East Coast Industries Inc.	6,652	301,269
Forward Air Corp.	7,578	279,174
Freightcar America Inc.	1,922	78,379
Frontier Airlines Inc. (a)	7,888	77,145
Frozen Food Express Industries (a)	941	9,871
GATX Corp.	8,393	331,943
Genesee & Wyoming Inc. (a)	4,645	147,246
Greenbrier Companies Inc.	1,504	49,993
GulfMark Offshore Inc. (a)	3,037	98,004
Hayes Lemmerz International Inc. (a)	7,997	35,827
Heartland Express Inc.	10,063	204,681
Hub Group Inc. (a)	3,773	138,507
Interpool Inc.	398	7,264
Kansas City Southern (a)	15,492	361,119
Keystone Automotive Industries Inc. (a)	3,388	97,608
Kirby Corp. (a)	4,843	239,389
Knight Transportation Inc.	8,438	205,550
Marine Products Corp.	3,600	39,708
Maritrans Inc.	1,482	47,424
Marten Transport Ltd. (a)	1,650	41,745
Mesa Air Group Inc. (a)	6,593	54,392
Modine Manufacturing Co.	6,653	244,032
Monaco Coach Corp.	6,305	92,936
Noble International Ltd.	1,276	30,828
Odyssey Marine Exploration Inc. (a)	5,596	20,649
Offshore Logistics Inc. (a)	4,691	173,567
Old Dominion Freight Line Inc. (a)	3,739	125,219
P.A.M. Transportation Services Inc. (a)	745	12,039
Pacer International Inc.	7,330	193,219
Pinnacle Airlines Corp. (a)	4,025	$26,163
Quantum Fuel Systems Technologies Worldwide Inc. (a)	7,025	28,802
RailAmerica Inc. (a)	7,981	94,974
Republic Airways Holdings Inc. (a)	883	12,636
Sauer-Danfoss Inc.	2,992	59,840
SCS Transportation Inc. (a)	3,237	50,853
Skywest Inc.	12,096	324,415
Standard Motor Products Inc.	2,861	23,203
Strattec Security Corp. (a)	790	40,961
Superior Industries International Inc.	4,674	100,584
Tenneco Automotive Inc. (a)	9,740	170,547
US Xpress Enterprises Inc. Class A (a)	1,521	17,735
USA Truck Inc. (a)	1,014	25,654
Visteon Corp.	28,727	280,950
Wabash National Corp.	6,741	132,528
Wabtec Corp.	9,143	249,421
Werner Enterprises Inc.	10,641	183,983
Winnebago Industries Inc.	6,462	187,204
World Air Holdings Inc. (a)	3,600	38,160

		8,562,472

Consumer Discretionary (18.51%)
1-800 Contacts Inc. (a)	1,401	26,269
1-800-FLOWERS.COM Inc. (a)	4,082	28,615
4Kids Entertainment Inc. (a)	3,290	57,213
99 Cents Only Stores (a)	9,649	89,253
Aaron Rents Inc.	8,478	179,310
ABM Industries Inc.	8,679	180,610
AC Moore Arts & Crafts Inc. (a)	3,021	57,943
Administaff Inc.	4,443	176,565
Advisory Board Co. (a)	4,262	221,794
Advo Inc.	6,670	208,704
Aeropostale Inc. (a)	11,333	240,826
AFC Enterprises (a)	2,470	28,504
Alderwoods Group Inc. (a)	8,600	140,868
Alliance Gaming Corp. (a)	11,268	122,258
Alloy Inc. (a)	8,117	39,286
Ambassadors Group Inc.	3,318	73,991
America’s Car-Mart Inc. (a)	1,696	30,426
American Retirement Corp. (a)	5,429	102,228
American Woodwork Corp.	2,358	79,229
Ameristar Casinos Inc.	4,974	103,658
AMN Healthcare Services Inc. (a)	3,570	55,228
Angelica Corp.	2,200	39,270
aQuantive Inc. (a)	10,847	218,350
Arbitron Inc.	6,618	263,661
Argosy Gaming Co. (a)	5,789	272,025
Asbury Automotive Group Inc. (a)	3,119	53,117
Atari Inc. (a)	2,600	3,744
Autobytel Inc. (a)	8,810	44,138
Aztar Corp. (a)	7,509	231,352

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Banta Corp.	4,628	$235,519
Bassett Furniture Industries Inc.	2,150	40,033
Beasley Broadcast Group Inc. (a)	2,145	30,137
Big 5 Sporting Goods Corp.	4,749	113,311
Big Lots Inc. (a)	21,203	233,021
BJ’s Restaurant Inc. (a)	2,400	49,032
Blair Corp.	1,993	73,522
Blockbuster Inc.	35,707	169,608
Blue Nile Inc. (a)	2,926	92,579
Blyth Inc.	5,123	114,192
Bob Evans Farms Inc.	8,007	181,839
Bombay Co. Inc. (a)	8,126	35,836
Bon-Ton Stores Inc.	613	11,904
Bowne & Co. Inc.	8,388	119,865
Bright Horizons Family Solutions Inc. (a)	5,986	229,862
Brightpoint Inc. (a)	6,490	124,219
Brookstone Inc. (a)	4,150	82,751
Brown Shoe Co. Inc.	3,867	127,611
Buckle Inc.	1,875	63,694
Buffalo Wild Wings Inc. (a)	1,422	37,683
Build-A-Bear-Workshop Inc. (a)	2,184	48,703
Burlington Coat Factory Warehouse Corp.	3,362	127,890
Cabela’s Inc. (a)	5,512	101,255
Cache Inc. (a)	1,987	30,262
California Pizza Kitchen Inc. (a)	4,158	121,580
Callaway Golf Co.	14,933	225,339
Carmike Cinemas Inc.	2,268	52,028
Carter’s Inc. (a)	3,633	206,354
Casella Waste Systems Inc. (a)	4,100	53,833
Casual Male Retail Group Inc. (a)	6,376	43,867
Catalina Marketing Corp.	10,842	246,547
Cato Corp. Class A	6,313	125,818
CBIZ Inc. (a)	9,704	49,490
CDI Corp.	2,940	86,848
CEC Entertainment Inc. (a)	7,241	229,974
Central European Distribution Corp. (a)	2,812	119,763
Central Garden & Pet Co. (a)	3,932	177,923
Central Parking Corp.	5,770	86,262
Cenveo Inc. (a)	8,958	92,894
Charles & Colvard Ltd.	2,427	60,578
Charlotte Russe Holding Inc. (a)	2,549	33,953
Charming Shoppes Inc. (a)	25,532	272,426
Charter Communications Inc. (a)	61,757	92,636
Chattem Inc. (a)	3,845	136,498
Chemed Corp.	5,367	232,606
Cherokee Inc.	1,365	47,748
Children’s Place Retail Stores Inc. (a)	4,103	146,231
Christopher & Banks Corp.	8,159	113,165
Churchill Downs Inc.	1,791	63,258
Citadel Broadcasting Corp. (a)	6,903	94,778
Citi Trends Inc. (a)	274	5,981
CKE Restaurants Inc.	11,743	154,773
Clark Inc.	4,368	$73,513
Clean Harbors Inc. (a)	3,002	101,918
CMGI Inc. (a)	87,372	145,911
CNET Networks Inc. (a)	27,636	375,021
CNS Inc.	2,284	59,544
Cogent Inc. (a)	3,762	89,348
Coinstar Inc. (a)	5,579	103,267
Coldwater Creek Inc. (a)	7,528	189,856
Conn’s Inc. (a)	685	18,988
Consolidated Graphics Inc. (a)	2,663	114,642
Corinthian Colleges Inc. (a)	17,401	230,911
Corrections Corp. of America (a)	8,259	327,882
Cost Plus Inc. (a)	4,871	88,409
CoStar Group Inc. (a)	3,782	176,695
Courier Corp.	1,800	67,320
Cox Radio Inc. (a)	6,082	92,446
CRA International Inc. (a)	2,301	95,929
Cross Country Healthcare Inc. (a)	5,825	108,112
Crown Media Holdings Inc. (a)	5,600	61,320
CSK Auto Corp. (a)	9,855	146,642
CSS Industries Inc.	768	24,975
Cumulus Media Inc. (a)	11,129	139,001
Dave & Buster’s Inc. (a)	2,771	36,993
Deb Shops Inc.	1,160	25,218
Deckers Outdoor Corp. (a)	1,952	46,965
Denny’s Corp. (a)	25,949	107,688
Design Within Reach Inc. (a)	1,774	16,019
DeVry Inc. (a)	11,143	212,274
DHB Industries Inc. (a)	5,191	21,750
DiamondCluster International Inc. (a)	5,535	41,955
Dollar Thrifty Automotive Group Inc. (a)	5,304	178,586
Domino’s Pizza Inc.	6,314	147,242
Dover Downs Gaming & Entertainment Inc.	2,894	39,358
Dover Motorsports Inc.	3,660	25,034
Dress Barn Inc. (a)	5,109	116,281
drugstore.com inc. (a)	10,539	38,994
DSW Inc. (a)	1,799	38,139
DTS Inc. (a)	4,082	68,741
Earle M Jorgensen Co. (a)	1,163	11,083
Earthlink Inc. (a)	27,623	295,566
Educate Inc. (a)	2,378	35,670
Electronics Boutique Holdings Corp. (a)	2,394	150,439
Elizabeth Arden Inc. (a)	5,056	109,108
Emmis Communications Corp. (a)	8,342	184,275
Ennis Inc.	5,527	92,854
Entercom Communications Corp. (a)	7,088	223,910
Entravision Communications Corp. (a)	12,260	96,486
Escala Group Inc. (a)	1,581	26,324
Escalade Inc.	1,256	16,642
Ethan Allen Interiors Inc.	6,829	214,089
Exponent Inc. (a)	1,359	42,659
First Advantage Corp. Class A (a)	619	18,199

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Fisher Communications Inc. (a)	1,361	$63,368
Forrester Research Inc. (a)	3,838	79,907
Fossil Inc. (a)	8,929	162,419
Fred’s Inc.	8,903	111,377
FTD Group Inc. (a)	1,622	16,788
FTI Consulting Inc. (a)	9,153	231,205
Furniture Brands International Inc.	10,124	182,536
G&K Services Inc. Class A	4,109	161,854
GameStop Corp. Class B (a)	9,812	278,563
Gaylord Entertainment Co. (a)	8,197	390,587
Gemstar-TV Guide International Inc. (a)	35,246	104,328
Genesco Inc. (a)	4,771	177,672
Geo Group Inc. (a)	2,594	68,741
Gevity HR Inc.	5,450	148,458
Goody’s Family Clothing Inc.	4,296	32,521
Gray Television Inc.	9,926	105,116
Great Wolf Resorts Inc. (a)	4,571	47,264
Greenfield Online Inc. (a)	2,969	16,151
Group 1 Automotive Inc. (a)	4,668	128,837
GSI Commerce Inc. (a)	6,139	122,166
Guess ? Inc. (a)	3,461	74,169
Guitar Center Inc. (a)	5,310	293,165
Gymboree Corp. (a)	6,453	88,019
Handleman Co.	5,895	74,454
Harris Interactive Inc. (a)	9,415	40,202
Hartmarx Corp. (a)	3,850	25,218
Haverty Furniture Companies Inc.	4,011	49,055
Heidrick & Struggles International Inc. (a)	4,556	147,523
Hibbett Sporting Goods Inc. (a)	7,470	166,208
Hollinger International Inc.	13,029	127,684
Hooker Furniture Corp.	3,283	54,563
Hot Topic Inc. (a)	9,783	150,267
Hudson Highland Group Inc. (a)	4,990	124,600
IHOP Corp.	4,312	175,671
IKON Office Solutions Inc.	19,939	198,991
Infospace Inc. (a)	6,787	162,006
InfoUSA Inc. (a)	6,127	65,069
Insight Communications Co. Inc. (a)	11,075	128,802
Insight Enterprises Inc. (a)	10,607	197,290
Inter Parfums Inc.	958	18,863
Intermix Media Inc. (a)	5,918	70,779
iPass Inc. (a)	9,628	51,799
Isle of Capri Casinos Inc. (a)	3,984	85,178
iVillage Inc. (a)	7,101	51,553
J Jill Group Inc. (a)	4,070	64,387
Jack in the Box Inc. (a)	7,402	221,394
Jackson Hewitt Tax Service Inc.	8,248	197,210
Jakks Pacific Inc. (a)	5,548	90,044
Jarden Corp. (a)	11,096	455,713
Jo-Ann Stores Inc. (a)	4,446	76,916
John H Harland Co.	5,461	242,468
Jos. A. Bank Clothiers Inc. (a)	2,616	113,064
Journal Communications Inc. Class A	4,596	$68,480
Journal Register Co.	9,571	154,859
K-Swiss Inc. Class A	5,677	167,869
K2 Inc. (a)	9,036	103,010
Kellwood Co.	6,037	156,056
Kelly Services Inc. Class A	3,924	120,310
Kenneth Cole Productions Inc.	2,255	61,539
Kforce Inc. (a)	4,715	48,565
Kimball International Inc. Class B	7,187	86,891
Korn/Ferry International (a)	7,897	129,432
Krispy Kreme Doughnuts Inc. (a)	12,179	76,241
La Quinta Corp. (a)	41,689	362,277
La-Z-Boy Inc.	11,437	150,854
Labor Ready Inc. (a)	10,590	271,634
Lancaster Colony Corp.	5,051	217,193
Landry’s Restaurants Inc.	3,494	102,374
Leapfrog Enterprises Inc. (a)	7,131	105,325
Learning Tree International Inc. (a)	3,423	45,184
LECG Corp. (a)	2,918	67,114
Libbey Inc.	3,483	52,942
Liberty Corp.	3,348	156,988
Life Time Fitness Inc. (a)	4,819	159,702
Lifeline Systems Inc. (a)	2,025	67,696
Lifetime Brands Inc.	1,321	35,456
Lin TV Corp. (a)	6,690	93,326
Linens ’n Things Inc. (a)	9,307	248,497
Lithia Motors Inc. Class A	3,598	104,270
LKQ Corp. (a)	3,117	94,133
LodgeNet Entertainment Corp. (a)	3,076	45,309
Lodgian Inc. (a)	5,278	54,100
LoJack Corp. (a)	2,608	55,133
Lone Star Steakhouse & Saloon Inc.	3,582	93,132
Luby's Inc. (a)	3,857	50,372
Magna Entertainment Corp. (a)	9,510	63,337
Maidenform Brands Inc. (a)	1,832	25,190
Majesco Entertainment Co. (a)	2,405	3,199
Mannatech Inc.	3,189	37,790
Marchex Inc. Class B (a)	3,669	60,759
Marcus Corp.	4,820	96,593
MarineMax Inc. (a)	2,705	68,950
Martha Stewart Living Omnimedia Inc. (a)	4,368	109,287
Matthews International Corp.	6,924	261,658
MAXIMUS Inc.	4,123	147,397
Maytag Corp.	16,245	296,634
McCormick & Schmick’s Seafood Restaurants Inc. (a)	322	6,801
Media General Inc.	3,976	230,648
Mediacom Communications Corp. Class A (a)	13,610	100,442
Midas Inc. (a)	4,172	82,939
Midway Games Inc. (a)	5,549	84,289
Mikohn Gaming Corp. (a)	4,831	64,204

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Monarch Casino & Resort Inc. (a)	1,440	$24,466
Monro Muffler Brake Inc.	1,800	47,286
Movado Group Inc.	4,600	86,112
Movie Gallery Inc.	5,532	57,477
MPS Group Inc. (a)	23,326	275,247
MTR Gaming Group Inc. (a)	4,420	35,404
Multimedia Games Inc. (a)	4,908	47,657
MWI Veterinary Supply Inc. (a)	231	4,608
National Presto Industries Inc.	1,399	59,891
Nautilus Inc.	6,852	151,224
Navarre Corp. (a)	4,722	27,340
Navigant Consulting Inc. (a)	10,787	206,679
Netflix Inc. (a)	7,452	193,677
Netratings Inc. (a)	2,858	43,499
New York & Co. Inc. (a)	2,159	35,408
NIC Inc. (a)	5,503	36,045
Nu Skin Enterprises Inc.	11,710	223,075
Nutri/System Inc. (a)	4,744	118,695
O’Charley’s Inc. (a)	5,111	73,138
Oakley Inc.	6,009	104,196
Overstock.com Inc. (a)	2,553	97,908
Oxford Industries Inc.	3,029	136,668
Pacific Sunwear of California Inc. (a)	15,091	323,551
Pantry Inc. (a)	3,362	125,638
Papa John’s International Inc. (a)	2,607	130,663
Parlux Fragrances Inc. (a)	1,209	35,230
Party City Corp. (a)	2,331	39,441
Payless Shoesource Inc. (a)	13,985	243,339
Pegasus Solutions Inc. (a)	6,694	60,112
PEP Boys-Manny Moe & Jack	11,861	164,156
Perry Ellis International Inc. (a)	1,408	30,610
Petco Animal Supplies Inc. (a)	11,117	235,236
PF Chang’s China Bistro Inc. (a)	5,473	245,355
PHH Corp. (a)	10,510	288,605
Phillips-Van Heusen Corp.	6,008	186,368
Pier 1 Imports Inc.	15,171	170,977
Pinnacle Entertainment Inc. (a)	8,647	158,500
Playboy Enterprises Inc. (a)	4,731	66,707
Playtex Products Inc. (a)	5,848	64,328
Pre-Paid Legal Services Inc.	2,426	93,886
Prestige Brands Holdings Inc. (a)	5,275	64,988
Priceline.com Inc. (a)	5,410	104,521
Primedia Inc. (a)	29,655	121,289
ProQuest Co. (a)	5,371	194,430
Radio One Inc. Class D (a)	15,513	203,996
Rare Hospitality International Inc. (a)	7,548	193,984
RC2 Corp. (a)	3,719	125,553
Reader’s Digest Association Inc.	20,592	328,854
Red Robin Gourmet Burgers Inc. (a)	2,991	137,107
Reddy Ice Holdings Inc.	1,321	27,094
Regent Communications Inc. (a)	5,440	28,614
Regis Corp.	9,132	345,372
Renaissance Learning Inc.	2,288	40,726
Rent-Way Inc. (a)	5,418	$37,222
Resources Connection Inc. (a)	10,294	305,011
Restoration Hardware Inc. (a)	5,593	35,348
Retail Ventures Inc. (a)	2,490	27,340
Revlon Inc. (a)	29,760	95,827
Riviera Holdings Corp. (a)	1,916	42,497
Rollins Inc.	6,979	136,230
Ruby Tuesday Inc.	12,694	276,221
Rush Enterprises Inc. Class A (a)	3,100	47,368
Russ Berrie & Co. Inc.	2,502	35,328
Russell Corp.	6,605	92,734
Ruth’s Chris Steak House (a)	1,694	31,136
Ryan’s Restaurant Group Inc. (a)	9,287	108,379
Saga Communications Inc. (a)	3,450	45,885
Salem Communications Corp. (a)	2,749	50,692
Schawk Inc.	2,191	43,798
Scholastic Corp. (a)	6,919	255,726
School Speciality Inc. (a)	4,835	235,851
Select Comfort Corp. (a)	8,198	163,796
Sharper Image Corp. (a)	2,414	30,416
Shoe Carnival Inc. (a)	2,178	34,652
ShopKo Stores Inc. (a)	6,080	155,162
Shuffle Master Inc. (a)	7,748	204,780
Sinclair Broadcast Group Inc.	8,907	79,005
SIRVA Inc. (a)	3,412	25,454
Six Flags Inc. (a)	21,290	153,075
Skechers U.S.A. Inc. (a)	4,990	81,686
Sohu.com Inc. (a)	5,148	88,185
Sonic Automotive Inc.	6,306	140,119
Sotheby’s Holdings Inc. (a)	9,320	155,830
Source Interlink Co. Inc. (a)	5,329	58,939
Sourcecorp (a)	3,691	79,135
Spanish Broadcasting System Inc. (a)	7,500	53,850
Speedway Motorsports Inc.	2,732	99,254
Spherion Corp. (a)	13,991	106,332
Stage Stores Inc.	5,907	158,721
Stamps.com Inc. (a)	4,132	71,112
Stanley Furniture Co. Inc.	2,360	61,808
Startek Inc.	2,775	36,630
Stein Mart Inc.	5,275	107,083
Steinway Musical Instruments Inc. (a)	1,659	43,715
Steven Madden Ltd. (a)	2,645	60,623
Stewart Enterprises Inc.	23,831	158,000
Strayer Education Inc.	3,064	289,609
Stride Rite Corp.	8,174	104,791
Sturm Ruger & Co. Inc.	4,336	39,891
Systemax Inc. (a)	654	4,604
Talbots Inc.	4,332	129,613
TBC Corp. (a)	4,437	153,032
TeleTech Holdings Inc. (a)	8,630	86,473
Texas Roadhouse Inc. Class A (a)	7,950	118,455
The Finish Line Inc. Class A	8,734	127,429
The Providence Service Corp. (a)	1,740	53,227

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
The Sports Authority Inc. (a)	5,231	$154,001
The Steak n Shake Co. (a)	5,678	103,056
The Yankee Candle Co. Inc.	9,391	230,079
Thomas Nelson Inc.	2,496	46,800
Thor Industries Inc.	6,967	236,878
THQ Inc. (a)	12,490	266,287
TiVo Inc. (a)	10,593	58,156
Too Inc. (a)	7,200	197,496
Topps Co. Inc.	7,818	64,186
Tractor Supply Co. (a)	6,730	307,224
Trans World Entertainment Corp. (a)	5,179	40,862
Travelzoo Inc. (a)	667	14,801
Triarc Companies Inc. Class B	8,050	122,924
TRM Corp. (a)	2,302	34,967
Tuesday Morning Corp.	5,570	144,096
Tupperware Corp.	10,922	248,803
Unifirst Corp.	2,415	84,694
United Auto Group Inc.	5,374	177,557
United Natural Foods Inc. (a)	8,850	312,936
United Online Inc.	13,650	189,053
United Stationers Inc. (a)	6,583	315,062
Universal Electronics Inc. (a)	2,900	50,141
Universal Technical Institute Inc. (a)	4,584	163,236
USANA Health Sciences Inc. (a)	2,409	114,909
Vail Resorts Inc. (a)	5,814	167,152
Valassis Communications Inc. (a)	9,964	388,397
Value Line Inc.	444	17,378
ValueClick Inc. (a)	17,548	299,895
ValueVision Media Inc. Class A (a)	5,214	59,179
Ventiv Health Inc. (a)	5,224	136,921
Vertrue Inc. (a)	2,069	75,208
Viad Corp.	4,497	122,993
Volcom Inc. (a)	172	4,818
Volt Information Sciences Inc. (a)	2,248	45,679
Warnaco Group Inc. (a)	9,760	213,842
Waste Connections Inc. (a)	9,157	321,228
Waste Services Inc. (a)	3,526	13,046
Water Pik Technology Inc. (a)	2,141	43,462
Watson Wyatt & Co. Holdings	7,186	193,663
WD-40 Co.	3,862	102,382
WebSideStory Inc. (a)	1,566	27,750
WESCO International Inc. (a)	6,365	215,583
West Marine Inc. (a)	3,131	46,276
Wet Seal Inc. (a)	6,188	27,846
Wilsons The Leather Experts (a)	1,578	9,626
Wireless Facilities Inc. (a)	11,848	68,718
WMS Industries Inc. (a)	4,497	126,501
Wolverine World Wide Inc.	12,115	255,021
World Fuel Services Corp.	5,557	180,325
World Wrestling Entertainment Inc.	3,627	47,151
WPT Enterprises Inc. (a)	1,099	9,693
Zale Corp. (a)	10,302	280,008
Zumiez Inc. (a)	337	$10,996

		46,255,617

Consumer Staples (1.79%)
Alliance One International Inc.	18,054	63,911
American Italian Pasta Co.	3,779	40,284
Arden Group Inc. Class A	29	2,183
Boston Beer Co. Inc. (a)	1,700	42,500
Casey’s General Stores Inc.	11,095	257,404
Chiquita Brands International Inc.	8,830	246,799
Coca-Cola Bottling Co. Consolidated	461	22,561
Corn Products International Inc.	15,430	311,223
Farmer Brothers Co.	2,000	40,380
Flowers Foods Inc.	10,473	285,704
Green Mountain Coffee Roasters Inc. (a)	840	29,215
Hain Celestial Group Inc. (a)	6,043	117,234
Hansen Natural Corp. (a)	3,276	154,234
Ingles Markets Inc.	2,553	40,338
J&J Snack Foods Corp.	1,290	74,562
John B. Sanfilippo & Son Inc. (a)	1,406	24,605
Lance Inc.	5,111	89,238
Longs Drug Stores Corp.	5,832	250,135
M & F Worldwide Corp. (a)	2,173	33,790
Maui Land & Pineapple Co. Inc. (a)	639	19,189
Nash Finch Co.	2,910	122,773
Pathmark Stores Inc. (a)	8,897	100,269
Peet’s Coffee & Tea Inc. (a)	2,997	91,768
Performance Food Group Co. (a)	9,968	314,590
Provide Commerce Inc. (a)	1,571	38,128
Ralcorp Holdings Inc.	6,082	254,958
Ruddick Corp.	7,500	172,875
Sanderson Farms Inc.	2,471	91,822
Seaboard Corp.	58	79,634
Sensient Technology Corp.	10,133	192,020
Smart & Final Inc. (a)	3,327	43,051
Spartan Stores Inc. (a)	3,740	38,522
The Great Atlantic & Pacific Tea Co. Inc. (a)	4,050	114,858
Tootsie Roll Industries Inc.	4,591	145,764
Universal Corp.	4,605	178,812
Vector Group Ltd.	6,580	131,666
Weis Markets Inc.	2,964	118,590
Wild Oats Markets Inc. (a)	6,559	84,349

		4,459,938

Durable Products (8.24%)
Actuant Corp. Class A	5,504	257,587
ADE Corp. (a)	2,194	49,321
Advanced Energy Industries Inc. (a)	4,884	52,552
AGCO Corp. (a)	17,862	325,088
Alamo Group Inc.	396	7,849
American Ecology Corp.	2,077	40,751

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Durable Products (Cont.)
American Superconductor Corp. (a)	5,481	$56,728
AO Smith Corp.	3,478	99,123
Applied Films Corp. (a)	3,622	76,062
Applied Industrial Technologies Inc.	6,401	229,668
Applied Signal Technology Inc.	2,311	44,094
ARGON ST Inc. (a)	1,475	43,277
Arris Group Inc. (a)	18,945	224,688
Artesyn Technologies Inc. (a)	7,908	73,544
Astec Industries Inc. (a)	3,167	89,911
ASV Inc. (a)	3,334	75,515
Asyst Technologies Inc. (a)	11,241	52,383
ATMI Inc. (a)	7,809	242,079
Audiovox Corp. (a)	4,114	57,514
August Technology Corp. (a)	4,491	47,919
Axcelis Technologies Inc. (a)	22,063	115,169
Badger Meter Inc.	937	36,862
Baldor Electric Co.	6,930	175,675
BE Aerospace Inc. (a)	12,036	199,437
Belden CDT Inc.	9,814	190,686
Blount International Inc. (a)	5,595	98,696
Brady Corp.	8,290	256,493
Briggs & Stratton Corp.	9,780	338,290
Brooks Automation Inc. (a)	10,192	135,859
Bucyrus International Inc. Class A	4,118	202,317
C&D Technologies Inc.	5,829	54,851
C-COR Inc. (a)	10,381	70,072
Cascade Corp.	2,454	119,510
Champion Enterprises Inc. (a)	15,801	233,539
Cognex Corp.	8,455	254,242
Cohu Inc.	5,526	130,690
Color Kinetics Inc. (a)	2,499	37,485
CompX International Inc.	800	13,120
Comstock Homebuilding Companies Inc. (a)	487	9,701
Crane Co.	10,110	300,671
Credence Systems Corp. (a)	18,526	147,837
CTS Corp.	8,673	104,943
Curtiss-Wright Corp.	4,425	273,067
Cymer Inc. (a)	7,554	236,591
Darling International Inc. (a)	13,321	47,023
Dionex Corp. (a)	4,189	227,253
Duratek Inc. (a)	2,554	46,687
Electro Scientific Industries Inc. (a)	6,747	150,863
Emcore Corp. (a)	6,135	37,546
Engineered Support Systems Inc.	8,032	329,633
EnPro Industries Inc. (a)	4,856	163,599
Entegris Inc. (a)	26,119	295,145
ESCO Technologies Inc. (a)	5,246	262,667
Esterline Technologies Corp. (a)	4,738	179,523
FARO Technologies Inc. (a)	2,507	48,861
Federal Signal Corp.	10,679	182,504
FEI Co. (a)	5,355	103,084
Flanders Corp. (a)	1,978	24,013
Flowserve Corp. (a)	11,092	$403,194
Franklin Electric Co. Inc.	3,847	159,227
Gardner Denver Inc. (a)	5,350	238,610
Gehl Co. (a)	1,644	45,818
GenCorp Inc. (a)	10,386	193,699
General Cable Corp. (a)	9,147	153,670
Genlyte Group Inc. (a)	5,224	251,170
Global Imaging Systems Inc. (a)	5,204	177,196
Global Power Equipment Group Inc. (a)	6,543	46,652
Headwaters Inc. (a)	8,604	321,790
Heico Corp.	4,283	99,366
Helix Technology Corp.	6,349	93,648
Imagistics International Inc. (a)	3,663	153,297
InterDigital Communications Corp. (a)	11,667	229,140
Interface Inc. (a)	9,451	78,065
Intevac Inc. (a)	3,972	40,951
Itron Inc. (a)	4,938	225,469
JLG Industries Inc.	10,432	381,707
K&F Industries Holdings Inc. (a)	2,068	34,598
Kadant Inc. (a)	3,068	61,544
Kaman Corp.	4,732	96,769
Keithley Instruments Inc.	3,536	51,626
Kennametal Inc.	7,001	343,329
Knoll Inc.	640	11,744
Kulicke & Soffa Industries Inc. (a)	11,745	85,151
Levitt Corp-Class A	3,711	85,130
Lincoln Electric Holdings Inc.	7,306	287,856
Lindsay Manufacturing Co.	3,428	75,450
Littelfuse Inc. (a)	4,897	137,753
LTX Corp. (a)	13,895	58,637
M/I Homes Inc.	2,631	142,758
Manitowoc Inc.	6,113	307,178
MasTec Inc. (a)	5,069	55,252
Mattson Technology Inc. (a)	8,475	63,647
Measurement Specialties Inc. (a)	2,636	55,883
Metrologic Instruments Inc. (a)	2,210	40,200
Middleby Corp. (a)	1,102	79,895
Mine Safety Appliances Co.	5,403	209,096
MKS Instruments Inc. (a)	7,339	126,451
Mobile Mini Inc. (a)	3,310	143,488
Moog Inc. (a)	7,096	209,474
MTC Technologies Inc. (a)	1,923	61,498
NACCO Industries Inc.	1,150	131,617
Nordson Corp.	5,596	212,816
Orbital Sciences Corp. (a)	11,345	141,812
Orleans Homebuilders Inc.	448	11,039
Palm Harbor Homes Inc. (a)	3,557	69,113
Paxar Corp. (a)	7,515	126,628
Photon Dynamics Inc. (a)	4,018	76,945
Photronics Inc. (a)	7,762	150,583
Plantronics Inc.	9,312	286,903
Powell Industries Inc. (a)	1,390	30,427
Power-One Inc. (a)	14,905	82,574

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Durable Products (Cont.)
Powerwave Technologies Inc. (a)	21,852	$283,857
Presstek Inc. (a)	6,899	89,549
Regal-Beloit Corp.	5,647	183,189
Robbins & Myers Inc.	3,398	76,387
Rofin-Sinar Technologies Inc. (a)	3,409	129,508
Rudolph Technologies Inc. (a)	3,333	44,896
SBA Communications Corp. (a)	15,007	231,858
Semitool Inc. (a)	3,500	27,825
Sequa Corp. (a)	1,427	84,193
Skyline Corp.	1,829	74,331
Sonic Solutions (a)	4,946	106,339
Spatialight Inc. (a)	10,282	45,138
Spectralink Corp.	4,600	58,650
Standex International Corp.	2,910	76,620
Stewart & Stevenson Services Inc.	6,488	154,739
Sun Hydraulics Corp.	1,182	28,723
Symmetricom Inc. (a)	9,478	73,360
Taser International Inc. (a)	11,776	72,658
Technical Olympic USA Inc.	2,507	65,583
Technitrol Inc.	9,172	140,515
Tecumseh Products Co.	3,622	77,945
Teledyne Technologies Inc. (a)	7,209	248,494
Tennant Co.	2,146	87,943
Terayon Communication Systems Inc. (a)	15,005	58,520
The Gormann-Rupp Co.	1,987	47,787
Titan International Inc.	2,510	34,462
Trinity Industries Inc.	8,356	338,334
Triumph Group Inc. (a)	3,668	136,340
TurboChef Technologies Inc. (a)	2,646	41,251
Ultratech Inc. (a)	4,871	75,939
United Industrial Corp.	2,458	87,873
UNOVA Inc. (a)	10,346	361,903
Varian Semiconductor Equipment Associates Inc. (a)	7,160	303,369
Veeco Instruments Inc. (a)	6,137	98,437
Vicor Corp.	4,537	68,736
Viisage Technology Inc. (a)	5,565	23,095
Walter Industries Inc.	7,259	355,110
Watts Water Technologies Inc.	5,341	154,088
WCI Communities Inc. (a)	7,273	206,335
William Lyon Homes Inc. (a)	612	94,982
Woodward Governor Co.	2,095	178,180
X-Rite Inc.	4,133	51,249

		20,595,680

Financial Services (21.95%)
1st Source Corp.	3,794	87,831
21st Century Insurance Group	4,755	75,842
Aames Investment Corp.	5,414	34,000
ABC Bancorp	2,760	52,964
Acadia Realty Trust	5,076	91,317
Accredited Home Lenders Holding Co. (a)	3,761	$132,237
ACE Cash Express Inc. (a)	2,011	39,235
Advance America Cash Advance Centers Inc.	12,136	160,802
Advanta Corp.	4,700	132,681
Advent Software Inc. (a)	5,332	143,644
Affirmative Insurance Holding Inc.	911	13,264
Affordable Residential Communities	5,405	54,645
Agree Realty Corp.	837	23,645
Alabama National Bancorporation	2,877	183,955
Alexander’s Inc. (a)	600	162,000
Alexandria Real Estate Equities Inc.	4,473	369,872
Alfa Corp.	10,104	168,535
Amcore Financial Inc.	5,293	165,195
Amegy Bancorp Inc.	14,682	332,254
American Campus Communities Inc.	4,095	98,362
American Equity Investment Life Holdings Co.	4,979	56,512
American Home Mortgage Investment Corp.	7,311	221,523
American Physicians Capital Inc. (a)	2,522	123,906
AmericanWest Bancorp (a)	1,175	27,166
Ames National Corp.	1,931	53,296
AMLI Residential Properties Trust	6,690	214,548
Anchor Bancorp Wisconsin Inc.	4,474	131,894
Anthracite Capital Inc.	10,555	122,227
Anworth Mortgage Asset Corp.	8,846	73,156
Apollo Investment Corp.	13,805	273,339
Arbor Realty Trust Inc.	2,047	57,521
Archipelago Holdings Inc. (a)	6,021	239,937
Ares Capital Corp.	3,501	56,996
Argonaut Group Inc. (a)	5,466	147,637
Arrow Financial Corp.	2,458	66,661
Ashford Hospitality Trust Inc.	4,134	44,482
Asset Acceptance Capital Corp. (a)	1,808	54,186
Asta Funding Inc.	2,534	76,932
Avatar Holdings Inc. (a)	1,175	69,607
Baldwin & Lyons Inc.	2,266	56,718
Banc Corp. (a)	472	5,098
BancFirst Corp.	827	70,295
BancorpSouth Inc.	14,921	340,945
BancTrust Financial Group Inc.	3,517	67,808
Bank Mutual Corp.	16,887	181,029
Bank of Granite Corp.	2,926	55,711
Bank of the Ozarks Inc.	2,305	79,131
BankAtlantic Bancorp Inc.	9,926	168,643
BankFinancial Corp. (a)	1,187	16,855
Bankrate Inc. (a)	1,754	48,112
BankUnited Financial Corp.	6,189	141,542
Banner Corp.	2,260	60,206
Bedford Property Investors Inc.	3,946	94,073

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Berkshire Hills Bancorp Inc.	2,118	$72,012
Beverly Hills Bancorp Inc.	2,249	23,075
BFC Financial Corp. (a)	360	2,513
Bimini Mortgage Management Inc.	4,331	48,940
BioMed Realty Trust Inc.	9,144	226,771
BKF Capital Group Inc.	1,915	59,231
Boston Private Financial Holdings Inc.	6,124	162,531
Boykin Lodging Co. (a)	2,617	32,503
Brandywine Realty Trust	10,457	325,108
Bristol West Holdings Inc.	3,812	69,569
Brookline Bancorp Inc.	13,097	207,195
Calamos Asset Management Inc. Class A	5,009	123,622
Camden National Corp.	2,196	82,723
Capital Automotive REIT	7,981	308,945
Capital City Bank Group Inc.	2,640	99,554
Capital Corp. of the West	1,411	43,106
Capital Crossing Bank (a)	461	16,015
Capital Lease Funding Inc.	5,318	55,041
Capital Southwest Corp.	53	4,514
Capital Trust Inc.	2,780	89,405
Capitol Bancorp Ltd.	2,504	81,130
Cardinal Financial Corp. (a)	1,884	18,181
Cascade Bancorp	4,777	99,792
Cash America International Inc.	6,725	139,544
Cathay General Bancorp	9,428	334,317
CCC Information Services Group Inc. (a)	2,907	75,960
Cedar Shopping Centers Inc.	5,899	85,359
Center Financial Corp.	1,599	37,577
Central Coast Bancorp (a)	2,420	51,570
Central Pacific Financial Corp.	6,519	229,338
Ceres Group Inc. (a)	3,935	22,154
Charter Financial Corp.	800	27,272
CharterMac	9,256	189,748
Chemical Financial Corp.	5,577	181,253
Chittenden Corp.	9,004	238,696
Citizens & Northern Corp.	1,942	51,851
Citizens Banking Corp.	8,906	252,930
Citizens Inc. (a)	6,013	38,603
City Bank	2,597	88,895
City Holding Co.	3,800	135,888
Clifton Savings Bancorp Inc.	389	4,007
CNA Surety Corp. (a)	2,515	35,763
Coastal Financial Corp.	5,064	76,061
CoBiz Inc.	3,520	65,507
Cohen & Steers Inc.	2,000	40,000
Collegiate Funding Services (a)	1,625	24,066
Colonial Properties Trust	7,549	335,780
Colony Bankcorp Inc.	156	4,221
Columbia Bancorp	1,692	68,001
Columbia Banking Systems Inc.	3,077	80,710
Columbia Equity Trust Inc. (a)	2,415	35,259
Commercial Capital Bancorp Inc.	8,750	148,750
Commercial Federal Corp.	7,918	$270,321
Commercial Net Lease Realty Inc.	11,463	229,260
Community Bancorp NV (a)	719	23,720
Community Bank System Inc.	6,669	150,719
Community Banks Inc.	5,560	156,292
Community Trust Bancorp Inc.	3,207	103,201
CompuCredit Corp. (a)	4,225	187,674
Consolidated-Tomoka Land Co.	1,490	101,320
Corporate Office Properties Trust	7,224	252,479
Correctional Properties Trust	3,238	95,230
Corus Bankshares Inc.	3,384	185,545
Cousins Properties Inc.	7,972	240,914
Covanta Holding Corp. (a)	20,214	271,474
Crawford & Co.	6,408	50,175
CRIIMI MAE Inc. (a)	2,606	44,849
CVB Financial Corp.	9,837	182,968
CyberSource Corp. (a)	6,286	41,362
Delphi Financial Group Inc.	5,347	250,240
Delta Financial Corp.	554	4,044
DiamondRock Hospitality Co.	829	9,741
Digital Realty Trust Inc.	1,562	28,116
Dime Community Bancshares	7,452	109,693
Direct General Corp.	4,380	86,417
Donegal Group Inc.	573	12,434
Doral Financial Corp.	15,534	203,029
E-LOAN Inc. (a)	9,845	41,251
EastGroup Properties Inc.	5,207	227,806
ECC Capital Corp.	3,500	11,410
Education Realty Trust Inc.	5,232	87,374
eFunds Corp. (a)	10,332	194,552
Electro Rent Corp. (a)	2,786	35,048
EMC Insurance Group Inc.	536	9,675
Encore Capital Group Inc. (a)	3,536	63,082
Entertainment Properties Trust	5,697	254,257
Equity Inns Inc.	8,830	119,205
Equity Lifestyle Properties Inc.	4,674	210,330
Equity One Inc.	7,612	176,979
EuroBancshares Inc. (a)	1,829	27,270
Euronet Worldwide Inc. (a)	6,371	188,518
Extra Space Storage Inc.	6,767	104,076
Factset Research Systems Inc.	7,068	249,076
Farmers Capital Bank Corp.	2,132	66,049
FBL Financial Group Inc.	2,632	78,828
Federal Agricultural Mortgage Corp. Class C	2,848	69,320
FelCor Lodging Trust Inc. (a)	12,771	193,481
Fidelity Bankshares Inc.	5,895	180,092
Fieldstone Investment Corp.	6,154	71,756
Financial Federal Corp.	4,080	162,384
Financial Institutions Inc.	2,202	40,539
First Acceptance Corp. (a)	3,296	33,323
First Bancorp (North Carolina)	2,385	47,795
First BanCorp (Puerto Rico)	13,830	234,004

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
First Busey Corp.	2,920	$56,852
First Cash Financial Services Inc. (a)	2,484	65,379
First Charter Corp.	6,755	165,362
First Citizens Bancshares Inc.	1,140	194,541
First Commonwealth Financial Corp.	15,434	205,735
First Community Bancorp (CA)	2,815	134,641
First Community Bancshares Inc.	2,481	72,793
First Financial Bancorp	8,035	149,451
First Financial Bankshares Inc.	4,383	152,660
First Financial Corp. Indiana	2,948	79,596
First Financial Holdings Inc.	3,007	92,375
First Indiana Corp.	2,716	92,534
First Industrial Realty Trust Inc.	8,142	326,087
First Merchants Corp.	3,557	91,877
First Midwest Bancorp Inc.	8,094	301,421
First Niagara Financial Group Inc.	26,430	381,649
First Oak Brook Bancshares Inc.	1,500	45,435
First Place Financial Corp. Ohio	2,670	59,194
First Potomac Realty Trust	4,666	119,916
First Regional Bancorp (a)	188	14,813
First Republic Bank	4,812	169,527
First State Bancorporation	2,998	63,528
FirstFed Financial Corp. (a)	3,413	183,654
Flagstar Bancorp Inc.	6,962	112,088
Flushing Financial Corp.	3,870	63,352
FNB Corp. (PA)	11,454	197,925
FNB Corp. (VA)	1,400	38,752
FPIC Insurance Group Inc. (a)	1,833	65,970
Franklin Bank Corp. (a)	2,875	46,431
Fremont General Corp.	11,744	256,372
Frontier Financial Corp.	5,755	166,895
Gables Residential Trust	6,078	265,305
GAMCO Investors Inc.	1,858	85,189
GB&T Bancshares Inc.	1,552	32,949
Getty Realty Corp.	4,299	123,725
GFI Group Inc. (a)	939	38,659
Glacier Bancorp Inc.	7,162	221,091
Gladstone Capital Corp.	2,249	50,715
Glenborough Realty Trust Inc.	6,915	132,768
Glimcher Realty Trust	8,490	207,750
GMH Communities Trust	6,674	97,908
Gold Banc Corp. Inc.	9,200	137,080
Government Properties Trust Inc.	7,081	69,394
Gramercy Capital Corp.	2,732	65,459
Great American Financial Resources Inc.	3,261	65,220
Great Southern Bancorp Inc.	2,520	75,398
Greater Bay Bancorp	10,356	255,172
Greene County Bancshares Inc.	275	7,117
Greenhill & Co. Inc.	2,515	104,850
Hancock Holding Co.	6,036	206,069
Hanmi Financial Corp.	7,950	142,702
Harbor Florida Bancshares Inc.	4,490	162,852
Harleysville Group Inc.	5,137	$123,288
Harleysville National Corp.	6,176	135,563
Harris & Harris Group Inc. (a)	4,007	44,478
Heartland Financial USA Inc.	1,575	30,602
Heartland Payment Systems Inc. (a)	642	15,318
Heritage Commerce Corp. (a)	1,550	32,240
Heritage Property Investment Trust	6,122	214,270
Hersha Hospitality Trust	610	6,057
Highland Hospitality Corp.	6,748	69,234
Highwoods Properties Inc.	10,332	304,897
Hilb Rogal & Hobbs Co.	6,715	250,604
Home Properties Inc.	5,826	228,670
HomeBanc Corp.	8,052	62,161
Homestore Inc. (a)	27,287	118,698
Horace Mann Educators Corp.	9,608	190,046
HouseValues Inc. (a)	352	5,034
Hudson United Bancorp	7,590	321,285
Huron Consulting Group Inc. (a)	825	22,127
IBERIABANK Corp.	1,951	103,696
IMPAC Mortgage Holdings Inc.	16,054	196,822
Independence Holding Co.	279	5,078
Independent Bank Corp. (MA)	3,051	92,689
Independent Bank Corp. (MI)	5,100	148,104
Infinity Property & Casualty Corp.	4,650	163,168
Inland Real Estate Corp.	13,234	207,244
Innkeepers USA Trust	6,456	99,745
Integra Bank Corp.	3,758	81,549
Interchange Financial Services Corp.	3,772	65,105
International Securities Exchange Inc. (a)	1,548	36,223
Investment Technology Group Inc. (a)	8,583	254,057
Investors Real Estate Trust	5,800	55,100
iPayment Inc. (a)	3,027	114,542
Irwin Financial Corp.	4,272	87,106
ITLA Capital Corp. (a)	1,001	52,542
James River Group Inc. (a)	341	6,002
Jones Lang LaSalle Inc.	7,371	339,508
Kansas City Life Insurance Co.	1,029	52,654
Kilroy Realty Corp.	5,932	332,370
Kite Realty Group Trust	5,816	86,775
KMG America Corp. (a)	1,621	12,968
KNBT Bancorp Inc.	5,843	90,976
Knight Capital Group Inc. (a)	25,204	209,445
LaBranche & Co. Inc. (a)	11,613	100,917
Lakeland Bancorp Inc.	2,893	44,350
Lakeland Financial Corp.	1,200	49,620
LandAmerica Financial Group Inc.	3,533	228,408
LaSalle Hotel Properties	6,823	235,052
Lexington Corporate Properties Trust	10,684	251,608
LTC Properties Inc.	3,997	84,736
Luminent Mortgage Capital Inc.	7,770	58,663
Macatawa Bank Corp.	1,936	66,231
MAF Bancorp Inc.	6,288	257,808

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Maguire Properties Inc.	8,081	$242,834
Main Street Banks Inc.	3,440	92,192
MainSource Financial Group Inc.	2,256	39,999
MarketAxess Holdings Inc. (a)	3,571	48,566
Marlin Business Services Inc. (a)	1,060	24,422
MB Financial Inc.	4,527	176,462
MBT Financial Corp.	1,670	30,778
MCG Capital Corp.	8,704	146,836
McGrath Rentcorp	4,226	119,723
Mercantile Bank Corp.	1,601	68,507
MeriStar Hospitality Corp. (a)	17,051	155,676
Metris Companies Inc. (a)	11,639	170,279
MFA Mortgage Investments Inc.	11,938	73,180
Mid-America Apartment Communities Inc.	4,803	223,388
Mid-State Bancshares	5,523	151,938
Midland Co.	1,858	66,944
Midwest Banc Holdings Inc.	2,559	59,164
MoneyGram International Inc.	15,834	343,756
Morningstar Inc. (a)	801	25,632
MortgageIT Holdings Inc.	3,329	47,338
Nara Bancorp Inc.	4,152	62,072
NASB Financial Inc.	1,288	51,520
National Financial Partners Corp.	7,565	341,484
National Health Investors Inc.	6,437	177,726
National Penn Bancshares Inc.	6,874	171,094
National Western Life Insurance Co. (a)	400	84,500
Nationwide Health Properties Inc.	14,117	328,926
Navigators Group Inc. (a)	1,539	57,435
NBC Capital Corp.	2,127	53,345
NBT Bancorp Inc.	7,609	179,496
NCO Group Inc. (a)	6,290	129,951
Netbank Inc.	11,231	93,330
NewAlliance Bancshares Inc.	19,861	290,765
Newcastle Investment Corp.	8,831	246,385
NGP Capital Resources Co.	3,754	56,535
Northern Empire Bancshares (a)	615	15,326
NorthStar Realty Finance Corp.	1,958	18,386
Northwest Bancorp Inc.	2,921	62,071
Novastar Financial Inc.	5,015	165,445
OceanFirst Financial Corp.	3,690	89,077
Ocwen Financial Corp. (a)	8,551	59,344
Odyssey Re Holdings Corp.	751	19,181
Ohio Casualty Corp.	13,129	356,058
Old National Bancorp	14,434	306,289
Old Second Bancorp Inc.	3,260	97,278
Omega Financial Corp.	1,800	50,454
Omega Healthcare Investors Inc.	9,756	135,804
One Liberty Properties Inc.	1,195	23,792
optionsXpress Holdings Inc.	3,564	67,859
Oriental Financial Group Inc.	4,655	56,977
Pacific Capital Bancorp	9,334	310,729
Park National Corp.	2,267	245,448
Parkway Properties Inc.	3,495	$163,985
Partners Trust Financial Group Inc.	12,685	146,131
Peapack Gladstone Financial Corp.	1,694	46,483
Pennfed Financial Services Inc.	2,872	52,500
Pennsylvania Real Estate Investment Trust	7,421	313,018
Peoples Bancorp Inc.	2,565	70,871
PFF Bancorp Inc.	4,591	138,924
Phoenix Co. Inc.	20,996	256,151
PICO Holdings Inc. (a)	2,922	102,679
Pinnacle Financial Partners Inc. (a)	1,320	33,238
Piper Jaffray Co. (a)	4,530	135,266
Placer Sierra Bancshares	1,093	30,025
PMA Capital Corp. (a)	5,628	49,414
Portfolio Recovery Associates Inc. (a)	3,489	150,655
Post Properties Inc.	7,979	297,218
Preferred Bank (a)	180	7,234
Premierwest Bancorp (a)	3,925	59,267
Prentiss Properties Trust	8,116	329,510
Presidential Life Corp.	4,502	81,036
PRG-Schultz International Inc. (a)	8,417	25,335
PrivateBancorp Inc.	3,769	129,201
ProAssurance Corp. (a)	5,717	266,812
Prosperity Banchares Inc.	4,104	124,146
Provident Bankshares Corp.	6,897	239,878
Provident Financial Holdings Inc.	502	14,081
Provident Financial Services Inc.	15,513	273,029
Provident New York Bancorp	7,980	93,127
PS Business Parks Inc.	3,930	179,994
QC Holdings, Inc. (a)	878	11,449
R&G Financial Corp. Class B	6,171	84,851
RAIT Investment Trust	5,992	170,772
Ramco-Gershenson Properties Trust	4,337	126,597
Redwood Trust Inc.	3,005	146,073
Renasant Corp.	2,492	78,872
Republic Bancorp Inc.	15,626	220,952
Republic Bancorp Inc. (Kentucky)	1,323	27,677
Resource America Inc.	3,464	61,417
RLI Corp.	4,812	222,603
Rockville Financial Inc. (a)	1,779	23,732
S&T Bancorp Inc.	5,946	224,759
Safety Insurance Group Inc.	1,942	69,116
Sanders Morris Harris Group Inc.	1,455	23,789
Sandy Spring Bancorp Inc.	2,977	100,325
Santander BanCorp	1,863	45,886
Saul Centers Inc.	3,342	120,279
Saxon Capital Inc.	11,301	133,917
SCBT Financial Corp.	1,848	58,360
Seacoast Banking Corp. of Florida	2,970	69,587
Security Bank Corp. (Georgia)	756	18,817
Selective Insurance Group Inc.	5,615	274,573
Senior Housing Properties Trust	11,903	226,157
Signature Bank (a)	2,339	63,130

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Simmons First National Corp.	2,940	$83,849
Sound Federal Bancorp Inc.	481	8,038
Southside Bancshares Inc.	1,290	24,523
Southwest Bancorp Inc.	3,288	72,237
Sovran Self Storage Inc.	3,730	182,583
Spirit Finance Corp. REIT	10,465	117,731
State Auto Financial Corp.	2,612	82,644
State Bancorp Inc.	2,970	53,222
State Financial Services Corp.	750	27,390
Sterling Bancorp NY	4,784	107,688
Sterling Bancshares Inc. TX	9,115	134,082
Sterling Financial Corp. PA	5,546	111,752
Sterling Financial Corp. WA	7,825	176,454
Stewart Information Services Corp.	3,762	192,614
Stifel Financial Corp. (a)	1,569	56,327
Strategic Hotel Capital Inc.	7,384	134,832
Suffolk Bancorp	2,500	79,775
Summit Financial Group Inc.	1,504	40,984
Sun Bancorp Inc. (New Jersey) (a)	1,515	31,951
Sun Communities Inc.	4,293	140,639
Sunstone Hotel Investors Inc.	6,037	147,242
Susquehanna Bancshares Inc.	10,021	240,905
SVB Financial Group (a)	6,908	336,005
SWS Group Inc.	4,306	70,618
SY Bancorp Inc.	3,142	74,717
Tanger Factory Outlet Centers Inc.	6,964	193,669
Tarragon Corp. (a)	2,135	39,626
Taubman Centers Inc.	10,797	342,265
Taylor Capital Group Inc.	733	27,722
Technology Investment Capital Corp.	2,711	42,807
Texas Capital Bancshares Inc. (a)	4,531	95,831
Texas Regional Bancshares Inc.	8,634	248,573
The Bancorp Inc. (a)	317	5,069
The Nasdaq Stock Market Inc. (a)	8,523	216,058
TierOne Corp.	5,285	139,048
TNS Inc. (a)	2,180	52,865
Tompkins Trustco Inc.	2,132	92,209
Tower Group Inc.	2,115	31,979
Town & Country Trust	4,724	137,090
TradeStation Group Inc. (a)	4,016	40,722
Trammell Crow Co. (a)	7,623	188,136
Triad Guaranty Inc. (a)	2,232	87,539
Trico Bancshares	2,400	51,648
Trustco Bank Corp. NY	16,513	206,908
Trustmark Corp.	9,124	254,103
Trustreet Properties Inc.	7,605	119,018
U-Store-It Trust	5,875	119,086
UCBH Holdings Inc.	16,801	307,794
UICI	6,843	246,348
UMB Financial Corp.	2,650	174,052
Umpqua Holdings Corp.	9,952	242,033
Union Bankshares Corp.	1,700	71,026
United Bankshares Inc.	7,156	250,102
United Community Banks Inc.	6,409	$182,656
United Community Financial Corp.	6,815	76,464
United Fire & Casualty Co.	3,027	136,548
United PanAm Financial Corp. (a)	808	20,176
United Rentals Inc. (a)	13,491	265,908
United Security Bancshares Inc.	1,598	43,849
Universal American Financial Corp. (a)	5,961	135,553
Universal Health Realty Income Trust	3,690	122,692
Univest Corp. of Pennsylvania	1,024	28,314
Unizan Financial Corp.	5,012	121,341
Urstadt Biddle Properties Inc.	4,525	68,599
USB Holding Co. Inc.	3,612	82,354
USI Holdings Corp. (a)	7,826	101,660
Vineyard National Bancorp	1,282	37,883
Virginia Commerce Bancorp (a)	1,413	38,264
Virginia Financial Group Inc.	1,600	57,680
W Holding Co. Inc.	17,853	170,675
Waddell & Reed Financial Inc.	14,619	283,024
Washington Real Estate Investment Trust	10,227	318,162
Washington Trust Bancorp Inc.	2,810	76,404
WesBanco Inc.	4,478	123,145
West Bancorporation Inc.	2,486	46,041
West Coast Bancorp (Oregon)	3,410	85,250
Westamerica Bancorporation	5,719	295,386
Western Sierra Bancorp (a)	832	28,654
Westfield Financial Inc.	1,364	32,054
Wilshire Bancorp Inc.	3,218	49,235
Winston Hotels Inc.	3,550	35,500
Wintrust Financial Corp.	4,953	248,938
World Acceptance Corp. (a)	3,745	95,160
Wright Express Corp. (a)	8,206	177,168
WSFS Financial Corp.	1,900	111,891
Yardville National Bancorp	2,149	75,752
Zenith National Insurance Corp.	3,002	188,195
ZipRealty Inc. (a)	1,035	13,186

		54,849,318

Health Care (12.08%)
Aastrom Biosciences Inc. (a)	38,465	90,393
Abaxis Inc. (a)	3,801	49,603
Abgenix Inc. (a)	18,728	237,471
Abiomed Inc. (a)	2,848	28,679
Acadia Pharmaceuticals Inc. (a)	2,151	24,457
Adams Respiratory Therapeutics Inc. (a)	1,168	37,715
Adolor Corp. (a)	9,490	101,353
Advanced Neuromodulation System Inc. (a)	4,305	204,315
Albany Molecular Research Inc. (a)	6,083	74,091
Alexion Pharmaceuticals Inc. (a)	6,709	185,705
Align Technology Inc. (a)	11,801	79,303
Alkermes Inc. (a)	19,816	332,909

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Alliance Imaging Inc. (a)	5,240	$44,802
Allied Healthcare International Inc. (a)	3,432	19,391
Allion Healthcare Inc. (a)	392	7,060
Allscripts Healthcare Solution Inc. (a)	6,654	119,905
Alpharma Inc.	8,830	219,602
Amedisys Inc. (a)	2,927	114,153
America Service Group Inc. (a)	2,488	41,276
American Dental Partners Inc. (a)	993	33,683
American Healthways Inc. (a)	6,873	291,415
American Medical Systems Holdings Inc. (a)	13,177	265,517
Amsurg Corp. (a)	6,561	179,509
Amylin Pharmaceuticals Inc. (a)	21,747	756,578
Analogic Corp.	2,699	136,057
Andrx Corp. (a)	13,933	214,986
Angiodynamics Inc. (a)	222	4,662
Animas Corp. (a)	2,275	35,717
Antigenics Inc. (a)	5,142	27,870
Applera Corp. - Celera Genomics Group (a)	16,826	204,099
Apria Healthcare Group Inc. (a)	9,623	307,070
Arena Pharmaceuticals Inc. (a)	5,357	53,034
Ariad Pharmaceuticals Inc. (a)	11,990	89,086
Arqule Inc. (a)	3,494	27,358
Array Biopharma Inc. (a)	5,659	40,632
Arrow International Inc.	4,653	131,215
Arthrocare Corp. (a)	5,070	203,915
Aspect Medical Systems Inc. (a)	3,206	94,994
Atherogenics Inc. (a)	8,554	137,121
AVANIR Pharmaceuticals Class A (a)	17,391	53,738
Barrier Therapeutics Inc. (a)	2,356	19,767
Bentley Pharmaceuticals Inc. (a)	3,806	45,482
Beverly Enterprises Inc. (a)	23,674	290,006
Bio-Rad Laboratories Inc. (a)	3,741	205,718
Bio-Reference Labs Inc. (a)	2,005	34,666
Bioenvision Inc. (a)	6,313	50,693
BioMarin Pharmaceutical Inc. (a)	14,582	127,301
BioScrip Inc. (a)	2,824	18,356
Biosite Inc. (a)	3,188	197,210
Bruker BioSciences Corp. (a)	7,785	34,098
Caliper Life Sciences Inc. (a)	2,057	14,461
Cambrex Corp.	6,070	115,087
Candela Corp. (a)	3,984	39,123
Cantel Medical Corp. (a)	2,324	48,897
Caraco Pharmaceutical Laboratories Inc. (a)	1,966	17,085
Cell Genesys Inc. (a)	9,941	54,477
Cell Therapeutics Inc. (a)	13,818	39,519
Centene Corp. (a)	8,926	223,418
Cepheid Inc. (a)	9,141	67,552
Coley Pharmaceutical Group Inc. (a)	514	9,355
Computer Programs & Systems Inc.	1,713	59,167
Conmed Corp. (a)	6,417	$178,906
Connetics Corp. (a)	7,481	126,504
Conor Medsystems Inc. (a)	1,869	43,921
Corvel Corp. (a)	1,400	33,544
Cotherix Inc. (a)	2,199	30,676
Cubist Pharmaceuticals Inc. (a)	11,282	243,014
CuraGen Corp. (a)	9,629	47,664
Curis Inc. (a)	9,187	42,168
CV Therapeutics Inc. (a)	8,925	238,744
Cyberonics Inc. (a)	4,573	136,458
Cypress Bioscience Inc. (a)	6,588	35,641
Datascope Inc.	2,422	75,130
deCODE genetics Inc. (a)	11,320	94,975
Dendreon Corp. (a)	12,545	84,177
Diagnostic Products Corp.	4,563	240,607
Digene Corp. (a)	3,660	104,310
Discovery Laboratories Inc. (a)	13,434	86,649
Diversa Corp. (a)	5,480	31,729
DJ Orthopedics Inc. (a)	4,628	133,934
Dov Pharmaceutical Inc. (a)	5,062	85,953
Durect Corp. (a)	5,070	34,729
DUSA Pharmaceuticals Inc. (a)	3,680	39,008
Eclipsys Corp. (a)	8,774	156,528
Encore Medical Corp. (a)	5,476	25,737
Encysive Pharmaceuticals Inc. (a)	12,926	152,268
Enzo Biochem Inc. (a)	6,053	92,974
Enzon Pharmaceuticals Inc. (a)	10,170	67,427
EPIX Pharmaceutical Inc. (a)	5,383	41,449
eResearch Technology Inc. (a)	10,352	146,895
ev3 Inc. (a)	656	12,300
Exelixis Inc. (a)	13,914	106,720
Eyetech Pharmaceuticals Inc. (a)	7,253	130,264
First Horizon Pharmaceutical Corp. (a)	6,014	119,498
Foxhollow Technologies Inc. (a)	2,972	141,497
Genesis HealthCare Corp. (a)	4,288	172,892
Genitope Corp. (a)	4,238	29,412
Gentiva Health Services Inc. (a)	5,079	92,031
Geron Corp. (a)	11,421	117,294
Greatbatch Inc. (a)	4,859	133,331
GTx Inc. (a)	1,851	17,233
Haemonetics Corp. (a)	4,471	212,507
Healthcare Services Group Inc.	4,725	90,956
HealthExtras Inc. (a)	4,085	87,337
HealthTronics Inc. (a)	5,303	52,818
Hi-Tech Pharmacal Co. Inc. (a)	1,017	30,591
Hologic Inc. (a)	4,827	278,759
Hooper Holmes Inc.	11,274	44,307
Horizon Health Corp. (a)	1,860	50,536
Human Genome Sciences Inc. (a)	28,454	386,690
I-Flow Corp. (a)	4,094	56,129
ICOS Corp. (a)	12,942	357,458
ICU Medical Inc. (a)	2,430	69,887
Idenix Pharmaceuticals Inc. (a)	2,140	53,714

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
IDX Systems Corp. (a)	4,944	$213,482
Illumina Inc. (a)	7,018	89,901
Immucor Inc. (a)	9,858	270,504
Immunogen Inc. (a)	9,200	67,528
Incyte Corp. (a)	16,720	78,584
Inspire Pharmaceuticals Inc. (a)	9,626	73,158
Integra LifeSciences Holdings Corp. (a)	4,654	178,062
InterMune Inc. (a)	7,007	115,966
IntraLase Corp. (a)	2,289	33,671
Introgen Therapeutics Inc. (a)	1,636	8,540
Intuitive Surgical Inc. (a)	7,297	534,797
Invacare Corp.	6,206	258,604
Inverness Medical Innovations Inc. (a)	4,249	112,726
IRIS International Inc. (a)	2,816	51,927
Isis Pharmaceuticals Inc. (a)	12,039	60,797
ISTA Pharmaceuticals Inc. (a)	3,189	21,175
Kensey Nash Corp. (a)	2,164	66,348
Keryx Biopharmaceuticals Inc. (a)	5,320	83,843
Kindred Healthcare Inc. (a)	5,890	175,522
KV Pharmaceutical Co. (a)	8,226	146,176
Kyphon Inc. (a)	6,048	265,749
LabOne Inc. (a)	4,049	176,131
Landauer Inc.	2,101	102,949
Laserscope (a)	4,214	118,751
LCA-Vision Inc.	4,082	151,524
Lexicon Genetics Inc. (a)	13,789	54,880
Lifecell Corp. (a)	6,131	132,614
Luminex Corp. (a)	5,282	53,031
Magellan Health Services Inc. (a)	5,614	197,332
MannKind Corp. (a)	3,814	52,214
Martek Biosciences Corp. (a)	6,568	230,734
Matria Healthcare Inc. (a)	4,046	152,736
Maxygen Inc. (a)	6,920	57,367
Medarex Inc. (a)	21,356	203,309
Medcath Corp. (a)	1,553	36,884
Medicines Co. (a)	10,633	244,665
Medicis Pharmaceutical Corp.	10,550	343,508
Mentor Corp.	6,381	351,019
Meridian Bioscience Inc.	2,515	52,060
Merit Medical Systems Inc. (a)	5,181	91,911
MGI Pharma Inc. (a)	14,646	341,398
Molecular Devices Corp. (a)	3,456	72,196
Molina Healthcare Inc. (a)	2,139	53,454
Momenta Pharmaceuticals Inc. (a)	1,962	53,464
Monogram Biosciences Inc. (a)	10,165	23,888
Myogen Inc. (a)	4,455	104,692
Myriad Genetics Inc. (a)	7,127	155,796
Nabi Biopharmaceuticals (a)	13,137	172,095
Nanogen Inc. (a)	11,225	36,032
Nastech Pharmaceutical Co. Inc. (a)	4,120	58,257
National Healthcare Corp.	1,800	63,000
Nature’s Sunshine Products Inc.	2,600	60,424
NBTY Inc. (a)	10,503	246,820
NDCHealth Corp.	7,991	$151,190
Nektar Therapeutics (a)	17,066	289,269
Neopharm Inc. (a)	4,087	50,679
Neurocrine Biosciences Inc. (a)	7,498	368,827
Neurogen Corp. (a)	3,620	24,906
Neurometrix Inc. (a)	1,209	35,992
New River Pharmaceuticals Inc. (a)	1,153	55,275
NitroMed Inc. (a)	2,712	48,816
Northfield Laboratories Inc. (a)	5,228	67,441
Noven Pharmaceuticals Inc. (a)	5,363	75,082
NPS Pharmaceuticals Inc. (a)	9,432	95,358
NuVasive Inc. (a)	2,949	55,264
Nuvelo Inc. (a)	8,688	83,405
OCA Inc. (a)	11,287	16,931
Odyssey HealthCare Inc. (a)	8,465	143,651
Onyx Pharmaceuticals Inc. (a)	7,549	188,574
Option Care Inc.	4,105	60,097
OraSure Technologies Inc. (a)	8,248	77,779
Orchid Cellmark Inc. (a)	4,280	36,380
Owens & Minor Inc.	8,074	236,972
Pain Therapeutics Inc. (a)	5,717	35,960
PainCare Holdings Inc. (a)	4,136	15,510
Palomar Medical Technologies Inc. (a)	3,081	80,815
Par Pharmaceutical Cos Inc. (a)	6,934	184,583
Parexel International Corp. (a)	6,168	123,915
Pediatrix Medical Group Inc. (a)	4,490	344,922
Penwest Pharmaceutical Co. (a)	4,460	78,184
Per-Se Technologies Inc. (a)	5,356	110,655
Perrigo Co.	14,733	210,829
Pharmion Corp. (a)	5,367	117,054
Phase Forward Inc. (a)	1,959	21,412
PolyMedica Corp.	5,608	195,944
Pozen Inc. (a)	5,400	59,346
PRA International (a)	2,041	61,863
Priority Healthcare Corp. (a)	7,661	213,435
Progenics Pharmaceuticals Inc. (a)	3,882	92,042
PSS World Medical Inc. (a)	15,040	200,634
Psychiatric Solutions Inc. (a)	4,751	257,647
Quality Systems Inc. (a)	1,674	115,657
Radiation Therapy Services Inc. (a)	1,861	59,291
Regeneron Pharmaceutical Inc. (a)	8,647	82,060
RehabCare Group Inc. (a)	3,964	81,341
Renovis Inc. (a)	4,512	61,047
Res-Care Inc. (a)	3,430	52,788
Rigel Pharmaceuticals Inc. (a)	5,136	122,083
Salix Pharmaceuticals Ltd. (a)	8,292	176,205
Savient Pharmaceuticals Inc. (a)	3,821	14,405
Seattle Genetics Inc. (a)	8,128	42,672
Serologicals Corp. (a)	7,542	170,148
SFBC International Inc. (a)	3,765	167,128
Somanetics Corp. (a)	3,374	84,350
SonoSite Inc. (a)	3,456	102,574
Specialty Laboratories Inc. (a)	2,100	27,783

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Star Scientific Inc. (a)	4,897	$16,454
StemCells Inc. (a)	17,495	96,572
Stereotaxis Inc. (a)	627	4,646
STERIS Corp.	14,186	337,485
Sunrise Senior Living Inc. (a)	3,282	219,041
SuperGen Inc. (a)	12,498	78,737
SurModics Inc. (a)	3,380	130,772
Sybron Dental Specialties Inc. (a)	8,187	340,415
Symbion Inc. (a)	2,855	73,859
Symmetry Medical Inc. (a)	1,459	34,578
Tanox Inc. (a)	5,970	87,460
Telik Inc. (a)	11,478	187,780
Tercica Inc. (a)	1,655	18,668
ThermoGenesis Corp. (a)	14,764	78,249
Thoratec Corp. (a)	11,086	196,887
Trimeris Inc. (a)	4,008	61,483
TriPath Imaging Inc. (a)	5,666	40,002
United Surgical Partners International Inc. (a)	9,121	356,722
United Therapeutics Corp. (a)	4,641	323,942
US Physical Therapy Inc. (a)	1,903	34,558
Ventana Medical Systems Inc. (a)	6,650	253,165
Vertex Pharmaceuticals Inc. (a)	18,936	423,220
ViaCell Inc. (a)	1,672	9,698
Viasys Healthcare Inc. (a)	6,977	174,355
VistaCare Inc. Class A (a)	2,846	41,182
Vital Images Inc. (a)	2,350	52,311
Vital Signs Inc.	1,233	56,829
WellCare Health Plans Inc. (a)	3,660	135,603
West Pharmaceutical Services Inc.	6,569	194,902
Wright Medical Group Inc. (a)	6,279	154,966
Young Innovations Inc.	881	33,355
Zoll Medical Corp. (a)	2,443	64,129
Zymogenetics Inc. (a)	5,845	96,442

		30,194,589

Materials & Processes (8.75%)
A. Schulman Inc.	7,612	136,635
Aaon Inc. (a)	2,100	38,598
Acuity Brands Inc.	9,260	274,744
AK Steel Holding Corp. (a)	24,860	213,050
Albany International Corp. Class A	5,940	219,008
Aleris International Inc. (a)	6,358	174,527
Alico Inc.	700	35,910
AM Castle & Co. (a)	2,147	37,573
AMCOL International Corp.	4,867	92,814
American Vanguard Corp.	2,394	43,834
Ameron International Corp.	2,237	103,797
Apogee Enterprises Inc.	5,880	100,548
Arch Chemicals Inc.	5,202	120,947
Armor Holdings Inc. (a)	6,682	287,393
Balchem Corp.	1,269	34,961
Barnes Group Inc.	3,307	$118,589
Beacon Roofing Supply Inc. (a)	3,009	98,304
Bluegreen Corp. (a)	3,876	68,411
BlueLinx Holdings Inc.	602	8,091
Bowater Inc.	11,270	318,603
Brookfield Homes Corp.	3,387	188,080
Brush Engineered Materials Inc. (a)	4,752	75,462
Buckeye Technologies Inc. (a)	6,119	49,686
Builders Firstsource Inc. (a)	356	7,949
Building Materials Holding Corp.	2,992	278,825
Cabot Microelectronics Corp. (a)	5,235	153,804
Calgon Carbon Corp.	6,895	54,471
California Coastal Communities Inc. (a)	1,123	39,552
Caraustar Industries Inc. (a)	6,462	70,953
Carpenter Technology Corp.	5,081	297,797
Century Aluminum Co. (a)	4,516	101,520
Ceradyne Inc. (a)	5,257	192,827
CF Industries Holdings Inc. (a)	5,008	74,168
Chaparral Steel Co. (a)	4,711	118,811
Chesapeake Corp.	4,435	81,560
CIRCOR International Inc.	3,578	98,216
Clacor Inc.	10,549	302,967
Cleveland-Cliffs Inc.	4,440	386,768
Coeur d’Alene Mines Corp. (a)	52,371	221,529
Comfort Systems USA Inc. (a)	6,792	59,838
Commercial Metals Co.	12,090	407,917
Compass Minerals International Inc.	3,685	84,755
Delta & Pine Land Co.	8,182	216,087
Deltic Timber Corp.	2,486	114,480
Dixie Group Inc. (a)	1,308	20,850
Drew Industries Inc. (a)	3,792	97,872
Dycom Industries Inc. (a)	10,264	207,538
Dynamic Materials Corp.	927	40,695
Eagle Materials Inc.	3,675	446,035
ElkCorp	4,649	166,295
EMCOR Group Inc. (a)	3,312	196,402
Encore Wire Corp. (a)	4,350	70,731
Energy Conversion Devices Inc. (a)	4,530	203,306
EnerSys (a)	7,731	117,279
Ferro Corp.	9,029	165,411
Georgia Gulf Corp.	6,485	156,159
Gibraltar Industries Inc.	5,149	117,758
Glatfelter	6,608	93,107
Gold Kist Inc. (a)	9,698	189,596
GrafTech International Ltd. (a)	22,152	120,285
Granite Construction Inc.	7,157	273,684
Graphic Packaging Corp. (a)	13,034	36,495
Greif Inc.	3,281	197,188
Griffon Corp. (a)	6,174	151,880
HB Fuller Co.	6,246	194,126
Hecla Mining Co. (a)	26,746	117,148
Hercules Inc. (a)	24,049	293,879
Hexcel Corp. (a)	11,585	211,890

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Materials & Processes (Cont.)
Hughes Supply Inc.	12,920	$421,192
Huttig Building Products Inc. (a)	567	5,131
Infrasource Services Inc. (a)	2,251	32,752
Innovo Group Inc. (a)	26,958	53,107
Insituform Technologies Inc. (a)	6,255	108,149
Interline Brands Inc. (a)	2,704	56,811
Jacuzzi Brands Inc. (a)	16,491	132,917
Kaydon Corp.	5,748	163,301
Kronos Worldwide Inc.	1,333	42,309
Lawson Products Inc.	834	30,624
Layne Christensen Co. (a)	1,731	40,765
Lennox International Inc.	9,975	273,415
Longview Fibre Co.	11,101	216,359
LSI Industries Inc.	3,668	69,692
MacDermid Inc.	6,355	166,882
Maverick Tube Corp. (a)	8,889	266,670
Medis Technologies Ltd. (a)	3,211	57,637
Mercer International Inc.-SBI (a)	2,942	24,330
Metal Management Inc.	4,086	103,580
Metals USA Inc. (a)	4,809	98,392
Minerals Technologies Inc.	3,980	227,696
Mueller Industries Inc.	8,098	224,881
Myers Industries Inc.	5,005	58,258
NCI Building Systems Inc. (a)	4,496	183,392
Neenah Paper Inc.	3,551	104,044
NewMarket Corp. (a)	3,704	64,227
NL Industries Inc.	2,829	53,157
NN Inc.	2,400	28,776
NS Group Inc. (a)	4,648	182,434
Nuco2 Inc. (a)	1,702	43,827
Octel Corp.	2,646	44,109
Olin Corp.	14,669	278,564
OM Group Inc. (a)	6,046	121,706
Omega Flex Inc. (a)	813	13,000
Oregon Steel Mills Inc. (a)	7,746	216,113
Perini Corp. (a)	3,682	67,012
Pioneer Companies Inc. (a)	2,214	53,269
PolyOne Corp. (a)	20,012	121,273
Potlatch Corp.	5,560	289,787
Quanex Corp.	4,989	330,372
Quanta Services Inc. (a)	21,800	278,168
Raven Industries Inc.	2,710	79,268
RBC Bearings Inc. (a)	539	8,597
Reliance Steel & Aluminum Co.	5,724	302,971
Roanoke Electric Steel Corp.	811	16,244
Rock-Tenn Co.	6,469	97,682
Rockwood Holdings Inc. (a)	275	5,239
Royal Gold Inc.	3,421	91,922
RTI International Metals Inc. (a)	5,039	198,285
Ryerson Tull Inc.	5,256	111,953
Schnitzer Steel Industries Inc.	4,389	142,950
Schweitzer-Mauduit International Inc.	3,607	80,508
Senomyx Inc. (a)	4,004	68,188
Shaw Group Inc. (a)	15,047	$371,059
Silgan Holdings Inc.	4,992	166,034
Simpson Manufacturing Co. Inc.	7,527	294,607
Spartech Corp.	6,088	118,960
Standard Register Co.	4,163	62,237
Steel Dynamics Inc.	8,378	284,517
Steel Technologies Inc.	2,058	53,364
Stepan Co.	1,373	34,407
Stillwater Mining Co. (a)	10,526	96,313
Sunterra Corp. (a)	4,420	58,035
Superior Essex Inc. (a)	2,325	41,873
Symyx Technologies Inc. (a)	6,713	175,344
Tejon Ranch Co. (a)	1,924	90,428
Terra Industries Inc. (a)	14,631	97,296
Texas Industries Inc.	4,711	256,278
The Andersons Inc.	722	21,140
Titanium Metals Corp. (a)	2,958	117,018
Tredegar Corp.	7,219	93,919
Trex Co. Inc. (a)	2,368	56,832
UAP Holding Corp.	4,962	89,812
Ultralife Batteries Inc. (a)	3,226	41,680
Universal Forest Products Inc.	3,617	207,326
URS Corp. (a)	8,281	334,470
USEC Inc.	18,311	204,351
Valence Technology Inc. (a)	23,701	64,230
Valmont Industries Inc.	3,664	107,575
Washington Group International Inc. (a)	5,544	298,766
Watsco Inc.	4,439	235,755
Wausau Paper Corp.	9,963	124,637
Wellman Inc.	7,045	44,595
Westlake Chemical Corp.	2,620	70,950
Wheeling-Pittsburgh Corp. (a)	2,010	33,627
Worthington Industries Inc.	12,539	263,695
WR Grace & Co. (a)	14,063	125,864
Xerium Technologies Inc.	1,460	16,761
York International Corp.	8,151	457,027
Zoltek Companies Inc. (a)	1,082	14,228

		21,866,865

Oil & Gas (6.24%)
Alon USA Energy Inc. (a)	619	14,949
Alpha Natural Resources Inc. (a)	6,050	181,742
ATP Oil & Gas Corp. (a)	3,818	125,383
Atwood Oceanics Inc. (a)	2,750	231,577
Berry Petroleum Co.	3,839	256,023
Bill Barrett Corp. (a)	3,264	120,180
Bois d’Arc Energy Inc. (a)	1,358	23,371
Brigham Exporation Co. (a)	3,265	41,955
Bronco Drilling Co. Inc. (a)	176	4,849
Cabot Oil & Gas Corp.	10,180	514,192
Cal Dive International Inc. (a)	8,026	508,929
Callon Petroleum Co. (a)	3,540	74,092
Calpine Corp. (a)	102,384	265,175

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
CARBO Ceramics Inc.	3,864	$254,985
Carrizo Oil & Gas Inc. (a)	3,781	110,783
Cheniere Energy Inc. (a)	10,418	430,888
Cimarex Energy Co. (a)	16,451	745,724
Clayton Williams Energy Inc. (a)	1,425	61,560
Comstock Resources Inc. (a)	8,139	267,041
Delta Petroleum Corp. (a)	6,151	127,941
Dril-Quip Inc. (a)	2,188	105,024
Edge Petroleum Corp. (a)	3,371	88,961
Encore Acquisition Co. (a)	10,157	394,599
Endeavour International Corp. (a)	4,339	21,695
Energy Partners Ltd. (a)	6,526	203,742
Evergreen Solar Inc. (a)	6,522	60,850
Foundation Coal Holdings Inc.	4,633	178,139
Frontier Oil Corp.	11,496	509,848
FuelCell Energy Inc. (a)	9,957	109,228
FX Energy Inc. (a)	8,362	100,093
Gasco Energy Inc. (a)	10,409	69,220
Giant Industries Inc. (a)	2,726	159,580
Global Industries Ltd. (a)	15,939	234,941
Goodrich Petroleum Corp. (a)	1,961	46,025
Grey Wolf Inc. (a)	40,399	340,564
Gulf Island Fabrication Inc.	1,700	48,875
Hanover Compressor Co. (a)	18,223	252,571
Harvest Natural Resources Inc. (a)	8,515	91,366
Holly Corp.	4,832	309,151
Hornbeck Offshore Services Inc. (a)	2,817	103,187
Houston Exploration Co. (a)	5,514	370,816
Hydril (a)	3,939	270,373
Input/Output Inc. (a)	14,134	112,789
James River Coal Co. (a)	2,660	134,250
KCS Energy Inc. (a)	11,190	308,061
Lone Star Technologies Inc. (a)	6,202	344,769
Lufkin Industries Inc.	2,820	122,811
Markwest Hydrocarbon Inc.	1,358	33,950
McMoRan Exploration Co. (a)	4,522	87,908
Meridian Resource Corp. (a)	14,742	61,474
Newpark Resources Inc. (a)	17,316	145,801
Oceaneering International Inc. (a)	5,426	289,803
Oil States International Inc. (a)	7,825	284,126
Pacific Ethanol Inc. (a)	3,446	35,563
Parallel Petroleum Corp. (a)	6,260	87,640
Parker Drilling Co. (a)	18,307	169,706
Penn Virginia Corp.	4,279	246,941
PetroHawk Energy Corp. (a)	9,412	135,627
Petroleum Development Corp. (a)	3,588	137,564
Petroquest Energy Inc. (a)	5,603	58,495
Pioneer Drilling Co. (a)	3,155	61,586
Plug Power Inc. (a)	10,099	68,673
Remington Oil & Gas Corp. (a)	4,978	206,587
RPC Inc.	4,765	122,746
SEACOR Holdings Inc. (a)	3,609	261,941
Spinnaker Exploration Co. (a)	5,254	339,881
St. Mary Land & Exploration Co.	12,009	$439,529
Stone Energy Corp. (a)	4,962	302,880
Superior Energy Services Inc. (a)	14,873	343,418
Swift Energy Co. (a)	6,110	279,532
Syntroleum Corp. (a)	7,549	109,913
Tetra Tech Inc. (a)	12,592	211,797
Tipperary Corp. (a)	3,083	22,722
Todco (a)	9,216	384,399
Toreador Resources Corp. (a)	2,859	101,209
TransMontaigne Inc. (a)	7,032	56,186
Tri-Valley Corp. (a)	4,585	45,621
Universal Compression Holdings Inc. (a)	3,936	156,535
Veritas DGC Inc. (a)	7,216	264,250
W&T Offshore Inc.	2,288	74,200
W-H Energy Services Inc. (a)	5,801	188,068
Warren Resources Inc. (a)	3,300	55,275
Whiting Petroleum Corp. (a)	6,308	276,543

		15,600,956

Technology (13.69%)
3Com Corp. (a)	68,757	280,529
3D Systems Corp. (a)	2,089	46,438
Actel Corp. (a)	6,191	89,522
Acxiom Corp.	17,296	323,781
Adaptec Inc. (a)	24,212	92,732
Adtran Inc.	12,338	388,647
Advanced Digital Information Corp. (a)	14,724	138,406
Aeroflex Inc. (a)	14,642	137,049
Agile Software Corp. (a)	11,074	79,401
Agilysys Inc.	6,388	107,574
Airspan Networks Inc. (a)	5,122	25,764
Altiris Inc. (a)	4,945	75,609
American Reprographics Co. (a)	1,381	23,615
American Science & Engineering Inc. (a)	1,628	106,781
AMICAS Inc. (a)	4,967	26,822
AMIS Holdings Inc. (a)	7,485	88,772
Amkor Technology Inc. (a)	18,833	82,489
Anaren Inc. (a)	5,020	70,782
Anixter International Inc. (a)	5,381	217,016
Ansoft Corp. (a)	1,347	39,198
Ansys Inc. (a)	6,835	263,079
Anteon International Corp. (a)	5,586	238,857
Applied Digital Solutions Inc. (a)	25,066	71,438
Applied Micro Circuits Corp. (a)	45,277	135,831
Arbinet-thexchange Inc. (a)	536	3,859
Ariba Inc. (a)	14,630	83,391
AsiaInfo Holdings Inc. (a)	7,157	34,711
Aspen Technology Inc. (a)	9,344	58,400
Atheros Communications (a)	5,664	55,281
Atmel Corp. (a)	67,147	138,323
Audible Inc. (a)	4,806	59,066
Avocent Corp. (a)	10,215	323,203

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
BearingPoint Inc. (a)	34,809	$264,200
BEI Technologies Inc.	2,685	93,948
Bel Fuse Inc.	2,350	85,610
Bell Microproducts Inc. (a)	4,034	40,461
Benchmark Electronics Inc. (a)	7,936	239,032
Black Box Corp.	3,630	152,315
Blackbaud Inc.	928	13,150
Blackboard Inc. (a)	3,592	89,836
Blue Coat Systems Inc. (a)	2,429	105,613
Borland Software Corp. (a)	17,494	101,815
Bottomline Technologies Inc. (a)	2,095	31,614
Broadwing Corp. (a)	11,136	55,569
Brocade Communications Systems Inc. (a)	58,390	238,231
Catapult Communications Corp. (a)	1,590	29,161
Checkpoint Systems Inc. (a)	8,406	199,390
Ciber Inc. (a)	11,916	88,536
Ciena Corp. (a)	99,807	263,490
Cirrus Logic Inc. (a)	18,121	137,538
Click Commerce Inc. (a)	1,578	28,925
Coherent Inc. (a)	6,529	191,169
CommScope Inc. (a)	11,230	194,728
COMSYS IT Partners Inc. (a)	1,554	18,974
Comtech Telecommunications Corp. (a)	4,655	193,043
Concur Technologies Inc. (a)	5,656	69,965
Conexant Systems Inc. (a)	100,366	179,655
Covansys Corp. (a)	5,602	89,408
CSG Systems International Inc. (a)	10,931	237,312
Cubic Corp.	3,573	61,170
Cyberguard Corp. (a)	3,070	25,328
Cypress Semiconductor Corp. (a)	26,363	396,763
Daktronics Inc.	3,480	83,450
Dendrite International Inc. (a)	8,069	162,106
Digi International Inc. (a)	4,320	46,354
Digital Insight Corp. (a)	7,663	199,698
Digital River Inc. (a)	7,260	253,011
Digitas Inc. (a)	16,881	191,768
Diodes Inc. (a)	1,992	72,230
Ditech Communications Corp. (a)	6,645	44,787
Dot Hill Systems Corp. (a)	9,334	62,818
DRS Technologies Inc.	5,228	258,054
DSP Group Inc. (a)	6,214	159,451
Echelon Corp. (a)	6,800	62,628
eCollege.com Inc. (a)	3,810	56,617
EDO Corp.	3,549	106,576
Electronics for Imaging Inc. (a)	11,601	266,127
Emageon Inc. (a)	2,044	27,717
Emulex Corp. (a)	17,312	349,876
Endwave Corp. (a)	1,358	17,518
Entrust Inc. (a)	13,243	74,161
Epicor Software Corp. (a)	10,426	135,538
EPIQ Systems Inc. (a)	2,947	64,304
Equinix Inc. (a)	3,075	128,074
eSpeed Inc. (a)	5,972	$45,268
Essex Corp. (a)	3,488	75,585
Exar Corp. (a)	9,648	135,265
Excel Technology Inc. (a)	2,261	58,085
Extreme Networks Inc. (a)	23,871	106,226
Fairchild Semiconductor International Inc. (a)	23,901	355,169
FalconStor Software Inc. (a)	7,660	46,420
Fargo Electronics Inc. (a)	2,175	37,997
FileNet Corp. (a)	8,575	239,242
Finisar Corp. (a)	46,968	64,346
Formfactor Inc. (a)	7,056	161,018
Foundry Networks Inc. (a)	24,107	306,159
Gartner Inc. (a)	13,623	159,253
Gateway Inc. (a)	49,425	133,447
Genesis Microchip Inc. (a)	7,324	160,762
Glenayre Technologies Inc. (a)	7,551	27,108
Harmonic Inc. (a)	16,117	93,801
Herley Industries Inc. (a)	2,500	46,575
Hutchinson Technology Inc. (a)	5,357	139,925
Hypercom Corp. (a)	10,454	68,160
Identix Inc.	19,280	90,616
iGate Corp. (a)	4,500	16,335
II-VI Inc. (a)	5,190	92,071
Imation Corp.	6,231	267,123
Infocrossing Inc. (a)	4,006	36,815
Informatica Corp. (a)	19,047	228,945
Innovative Solutions & Support Inc. (a)	2,682	41,651
InPhonic Inc. (a)	2,773	38,129
Integral Systems Inc.	650	13,416
Integrated Device Technology Inc. (a)	40,704	437,161
Integrated Silicon Solution Inc. (a)	8,201	68,888
Inter-Tel Inc.	4,842	101,682
Intergraph Corp. (a)	5,508	246,263
Intermagnetics General Corp. (a)	6,373	178,062
International DisplayWorks Inc. (a)	5,150	30,591
Internet Capital Group Inc. (a)	10,730	94,531
Internet Security Systems Inc. (a)	8,352	200,532
Intervideo Inc. (a)	1,686	16,911
InterVoice Inc. (a)	8,226	74,116
Interwoven Inc. (a)	9,466	77,337
Ionatron Inc. (a)	3,556	35,844
Ixia (a)	7,411	109,016
IXYS Corp. (a)	5,453	57,584
j2 Global Communications Inc. (a)	4,662	188,438
Jack Henry & Associates Inc.	13,160	255,304
JAMDAT Mobile Inc. (a)	2,126	44,646
JDA Software Group Inc. (a)	6,519	98,958
Jupitermedia Corp. (a)	3,630	64,287
Kanbay International Inc. (a)	4,505	84,694
Keane Inc. (a)	10,923	124,850
Kemet Corp. (a)	19,185	160,770
Keynote Systems Inc. (a)	5,280	68,534

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Komag Inc. (a)	6,237	$199,335
Kopin Corp. (a)	14,780	102,721
Kronos Inc. (a)	6,774	302,391
LaBarge Inc. (a)	1,285	16,602
Lattice Semiconductor Corp. (a)	26,509	113,459
Lawson Software Inc. (a)	11,540	80,088
Leadis Technology Inc. (a)	3,252	22,276
LeCroy Corp. (a)	1,839	27,309
Lexar Media Inc. (a)	15,729	100,666
Lionbridge Technologies Inc. (a)	9,822	66,299
Macrovision Corp. (a)	10,561	201,715
Magma Design Automation Inc. (a)	6,186	50,230
Manhattan Associates Inc. (a)	6,403	148,550
ManTech International Corp. (a)	3,812	100,675
Mapinfo Corp. (a)	4,393	53,814
MatrixOne Inc. (a)	10,050	52,863
Maxtor Corp. (a)	47,883	210,685
McDATA Corp. (a)	26,983	141,391
Mentor Graphics Corp. (a)	17,540	150,844
Mercury Computer Systems Inc. (a)	4,775	125,344
Merge Technologies Inc. (a)	3,198	54,654
Methode Electronics Inc.	7,655	88,186
Micrel Inc. (a)	14,305	160,645
Micromuse Inc. (a)	17,520	138,058
Micros Systems Inc. (a)	7,882	344,837
Microsemi Corp. (a)	12,873	328,776
MicroStrategy Inc. (a)	2,989	210,097
Microtune Inc. (a)	10,783	67,178
MIPS Technologies Inc. (a)	8,453	57,734
Mobility Electronics Inc. (a)	5,610	59,803
Monolithic Power Systems Inc. (a)	1,766	14,993
Motive Inc. (a)	2,941	18,646
MRO Software Inc. (a)	4,523	76,167
MRV Communications Inc. (a)	25,245	53,772
MTS Systems Corp.	4,421	166,981
Multi-Fineline Electronix Inc. (a)	1,363	39,895
Ness Technologies Inc. (a)	2,298	22,980
Netgear Inc. (a)	6,388	153,695
NetIQ Corp. (a)	12,539	153,477
Netlogic Microsystems Inc. (a)	2,605	56,242
NetScout Systems Inc. (a)	3,820	20,743
Newport Corp. (a)	9,538	132,864
Novatel Wireless Inc. (a)	5,192	75,128
Omnivision Technologies Inc. (a)	12,302	155,251
ON Semiconductor Corp. (a)	27,697	143,193
Online Resources Corp. (a)	2,933	31,031
Open Solutions Inc. (a)	3,804	83,003
Openwave Systems Inc. (a)	14,760	265,385
Oplink Communications Inc. (a)	31,934	48,540
Opsware Inc. (a)	12,308	63,879
Optical Communication Products Inc. (a)	5,452	10,250
OSI Systems Inc. (a)	3,260	51,508
Packeteer Inc. (a)	7,597	95,342
Palm Inc. (a)	8,685	$246,046
PAR Technology Corp. (a)	850	19,550
Parametric Technology Corp. (a)	59,497	414,694
Park Electrochemical Corp.	4,627	123,310
PDF Solutions Inc. (a)	3,353	55,660
Pegasystems Inc. (a)	1,660	9,943
Pericom Semiconductor Corp. (a)	4,853	42,901
Perot Systems Corp. (a)	16,874	238,767
Phoenix Technologies Ltd. (a)	2,088	15,723
Pixelworks Inc. (a)	8,909	58,710
Plexus Corp. (a)	9,724	166,183
PLX Technology Inc. (a)	4,846	40,416
PMC-Sierra Inc. (a)	33,787	297,663
Polycom Inc. (a)	18,526	299,565
PortalPlayer Inc. (a)	3,146	86,295
Power Integrations Inc. (a)	6,626	144,115
Progress Software Corp. (a)	7,348	233,446
QAD Inc.	2,688	22,284
Quantum Corp. (a)	35,709	110,341
Quest Software Inc. (a)	11,635	175,339
Rackable Systems Inc. (a)	367	4,830
Radiant Systems Inc. (a)	3,598	37,131
Radisys Corp. (a)	4,488	87,067
Rambus Inc. (a)	19,222	232,586
RealNetworks Inc. (a)	24,155	137,925
Redback Networks Inc. (a)	9,645	95,678
RF Micro Devices Inc. (a)	41,239	233,000
RightNow Technologies Inc. (a)	1,631	24,008
Rimage Corp. (a)	1,598	42,619
Rogers Corp. (a)	3,490	135,063
RSA Security Inc. (a)	15,250	193,827
S1 Corp. (a)	17,187	67,201
SafeNet Inc. (a)	5,455	198,071
Sapient Corp. (a)	18,229	113,931
ScanSoft Inc. (a)	19,659	104,782
Scansource Inc. (a)	2,816	137,252
SeaChange International Inc. (a)	5,729	36,436
Secure Computing Corp. (a)	8,398	95,317
Semtech Corp. (a)	13,851	228,126
Serena Software Inc. (a)	6,034	120,258
SI International Inc. (a)	2,168	67,143
Sigmatel Inc. (a)	6,900	139,656
Silicon Image Inc. (a)	17,024	151,343
Silicon Laboratories Inc. (a)	8,774	266,642
Silicon Storage Technology Inc. (a)	19,095	102,731
SiRF Technology Holdings Inc. (a)	6,981	210,338
Skyworks Solutions Inc. (a)	33,221	233,211
SonicWALL Inc. (a)	12,457	79,102
Sonus Networks Inc. (a)	47,667	276,469
SPSS Inc. (a)	3,328	79,872
SS&C Technologies Inc.	3,393	124,320
Standard Microsystems Corp. (a)	4,526	135,373
Stellent Inc. (a)	4,586	39,302

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Stratasys Inc. (a)	2,083	$61,865
Supertex Inc. (a)	2,250	67,477
SupportSoft Inc. (a)	8,299	41,827
Sycamore Networks Inc. (a)	38,016	143,320
Sykes Enterprises Inc. (a)	5,288	62,927
Synaptics Inc. (a)	5,239	98,493
Syniverse Holdings Inc. (a)	3,334	51,344
SYNNEX Corp. (a)	1,565	26,355
Syntel Inc.	1,389	27,072
Sypris Solutions Inc.	1,100	11,814
Talx Corp.	4,433	145,358
Tekelec (a)	12,096	253,411
Telkonet Inc. (a)	5,308	20,807
Terremark Worldwide Inc. (a)	8,681	38,110
Tessera Technologies Inc. (a)	8,978	268,532
TIBCO Software Inc. (a)	40,757	340,729
Transaction Systems Architects Inc. (a)	8,146	226,866
TranSwitch Corp. (a)	9,415	16,194
Trident Microsystems Inc. (a)	5,419	172,378
Triquint Semiconductor Inc. (a)	30,310	106,691
TriZetto Group Inc. (a)	7,942	112,141
TTM Technologies Inc. (a)	9,371	67,003
Tyler Technologies Inc. (a)	9,374	77,617
Ulticom Inc. (a)	2,460	27,134
Ultimate Software Group Inc. (a)	4,267	78,598
Universal Display Corp. (a)	4,950	55,193
UTStarcom Inc. (a)	17,595	143,751
Varian Inc. (a)	6,743	231,420
VASCO Data Security International Inc. (a)	5,715	51,835
VeriFone Holdings Inc. (a)	4,212	84,703
Verint Systems Inc. (a)	2,781	113,854
Verity Inc. (a)	6,483	68,849
ViaSat Inc. (a)	5,029	128,994
Vignette Corp. (a)	7,075	112,563
Virage Logic Corp. (a)	1,722	13,346
Vitesse Semiconductor Corp. (a)	48,173	90,565
Volterra Semiconductor Corp. (a)	3,764	46,184
WebEx Communications Inc. (a)	7,036	172,452
webMethods Inc. (a)	11,142	78,774
Websense Inc. (a)	4,978	254,923
Westell Technologies Inc. (a)	11,015	40,095
Wind River Systems Inc. (a)	15,279	197,557
Witness Systems Inc. (a)	5,281	110,320
WorldSpace Inc. (a)	564	7,947
Zhone Technologies Inc. (a)	8,644	22,561
Zoran Corp. (a)	9,600	137,280

		34,198,069

Telecommunications (1.03%)
Alaska Communications Systems Group Inc.	1,416	16,199
Centennial Communications Corp. (a)	3,662	$54,857
Cincinnati Bell Inc. (a)	54,384	239,833
Commonwealth Telephone Enterprises Inc.	4,733	178,434
CT Communications Inc.	3,973	49,146
Dobson Communications Corp. (a)	21,204	162,847
FairPoint Communications Inc.	6,126	89,623
General Communication Inc. Class A (a)	9,349	92,555
GlobeTel Communications Corp. (a)	4,278	6,203
Golden Telecom Inc.	4,180	131,963
IDT Corp. Class B (a)	10,343	126,081
Intrado Inc. (a)	4,152	74,861
Iowa Telecommunications Service Inc.	4,782	80,433
Level 3 Communications Inc. (a)	119,379	276,959
North Pittsburgh Systems Inc.	3,186	65,026
Premiere Global Services Inc. (a)	13,363	109,309
Price Communications Corp. (a)	10,310	169,600
RCN Corp. (a)	4,567	96,912
Shenandoah Telecommunications Co.	1,600	65,904
SureWest Communications	3,514	100,782
Talk America Holdings Inc. (a)	6,624	62,464
Time Warner Telecom Inc. (a)	11,781	91,892
USA Mobility Inc. (a)	5,606	151,250
Valor Communications Group Inc.	5,703	77,732

		2,570,865

Utilities & Energy (2.86%)
Allete Inc.	4,879	223,507
American States Water Co.	3,874	129,624
Aquila Inc. (a)	68,566	271,521
Atlas America Inc. (a)	2,484	121,343
Avista Corp.	11,156	216,426
Black Hills Corp.	6,817	295,653
California Water Service Group	4,151	171,021
Cascade Natural Gas Corp.	2,786	60,651
Central Vermont Public Service Corp.	3,400	59,500
CH Energy Group Inc.	3,726	176,911
Cleco Corp.	11,167	263,318
Connecticut Water Services Inc.	1,625	40,170
Consolidated Communications Holdings Inc. (a)	1,695	23,052
Crosstex Energy Inc.	1,401	89,608
Duquesne Light Holdings Inc.	16,562	285,032
El Paso Electric Co. (a)	10,936	228,016
Empire District Electric Co.	6,968	159,358
EnergySouth Inc.	1,800	49,662
Idacorp Inc.	8,550	257,612
ITC Holdings Corp.	482	13,968
KFX Inc. (a)	11,531	197,411
Laclede Group Inc.	4,929	160,143
MGE Energy Inc.	3,692	134,795
Middlesex Water Co.	2,736	61,423

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)

Utilities & Energy (Cont.)
Neustar Inc. Class A (a)	3,194	$102,176
New Jersey Resources Corp.	4,914	225,946
Nicor Inc.	6,739	283,240
Northwest Natural Gas Co.	5,152	191,757
NorthWestern Corp.	6,253	188,778
Ormat Technologies Inc. (a)	747	16,531
Otter Tail Corp.	6,139	189,941
Peoples Energy Corp.	6,294	247,858
Pike Electric Corp. (a)	1,239	23,207
Sierra Pacific Resources (a)	26,025	386,471
SJW Corp.	1,941	93,712
South Jersey Industries Inc.	7,100	206,894
Southwest Gas Corp.	7,714	211,286
Southwest Water Co.	2,938	42,601
Tetra Technologies Inc. (a)	7,585	236,804
Ubiquitel Inc. (a)	14,748	128,898
UIL Holdings Corp.	3,270	171,054
Unisource Energy Corp.	7,134	237,134
WGL Holdings Inc.	8,453	271,595

		7,145,608

Total Common Stocks
(cost $206,991,281)		246,299,977

Short-term Investments (1.40%)
U.S. Treasury Bills,
3.320%, 11/03/2005 (b)	$3,513,000	3,503,571

Total Short-term Investments
(cost $3,503,218)		3,503,571

TOTAL INVESTMENTS (99.97%)
(cost $210,494,499)		249,803,548
OTHER ASSETS, NET OF LIABILITIES (0.03%)		70,732

		$249,874,280

NET ASSETS (100.00%)

(a)	Non-income producing security.
(b)	At September 30, 2005, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (98.95%)

Australia (5.42%)
Alinta Ltd.	6,531	$59,019
Alumina Ltd.	33,907	157,989
Amcor Ltd.	25,724	131,631
AMP Ltd.	52,913	300,215
Ansell Ltd.	5,217	44,877
APN News & Media Ltd.	7,974	30,405
Aristocrat Leisure Ltd.	8,867	80,129
Australia & New Zealand Banking Group Ltd.	51,776	947,625
Australian Gas & Light Co.	12,931	146,143
Australian Stock Exchange	2,887	59,708
Axa Asia Pacific Holdings	22,409	83,053
Babcock & Brown Ltd.	3,772	60,982
BHP Billiton Ltd.	101,676	1,725,223
Billabong International Ltd.	3,204	31,886
Bluescope Steel	21,227	154,755
Boral Ltd.	17,910	110,221
Brambles Industries Ltd.	27,608	186,537
Caltex Australian Ltd.	3,559	55,693
Centro Properties Group	22,727	103,990
CFS Gandel Retail Trust	35,700	49,141
Challenger Financial Service	10,032	30,678
Coca-Cola Amatil Ltd.	14,114	85,138
Cochlear Ltd.	1,423	42,550
Coles Myer Ltd.	33,231	260,009
Commonwealth Bank of Australia	36,132	1,058,359
Commonwealth Property Office	35,774	34,511
Computershare Ltd.	10,709	53,900
CSL Ltd.	5,621	164,605
CSR Ltd.	27,982	66,151
DB Reef Trust	71,145	74,330
DCA Group Ltd.	9,310	27,831
Downer Edi Ltd.	7,006	32,270
Foster’s Group Ltd.	59,741	265,606
Futuris Corp. Ltd.	14,491	23,317
GPT Group	60,845	180,962
Harvey Norman Holdings Ltd.	13,901	29,683
Iluka Resources Ltd.	6,645	44,442
ING Industrial Fund	20,392	36,700
Insurance Australia Group Ltd.	45,834	190,843
Investa Property Group	40,599	64,708
James Hardie Industries Ltd.	14,248	97,246
John Fairfax Holdings Ltd.	26,931	93,446
Leighton Holdings Ltd.	4,775	51,890
Lend Lease Corp. Ltd.	10,206	108,963
Lion Nathan Ltd.	7,514	48,076
Macquarie Airports	17,111	42,800
Macquarie Bank Ltd.	6,368	365,917
Macquarie Communications Infrastructure Group	7,433	33,614
Macquarie Goodman Group	31,994	103,450
Macquarie Infrastructure Grp.	61,291	187,430
Mayne Group Ltd.	18,392	75,459
Mirvac Group	24,096	$74,237
Multiplex Group	15,599	36,282
National Australia Bank Ltd.	44,126	1,112,149
Newcrest Mining Ltd.	9,618	153,882
Onesteel Ltd.	14,975	43,510
Orica Ltd.	8,032	128,629
Origin Energy Ltd.	21,858	121,850
Pacific Brands Ltd.	15,740	34,209
Paperlinx Ltd.	12,720	30,653
Patrick Corp. Ltd.	17,548	92,203
Perpetual Trustees Australia	1,149	59,364
Publishing & Broadcasting	3,610	45,369
Qantas Airways Ltd.	25,282	64,974
QBE Insurance Group Ltd.	21,511	306,432
Rinker Group Ltd.	27,902	352,790
Rio Tinto Ltd.	8,044	362,786
Santos Ltd.	17,611	168,011
SFE Corp. Ltd.	3,383	32,352
Sonic Healthcare Ltd.	6,818	80,591
Stockland	36,676	172,290
Suncorp-Metway Ltd.	15,327	230,378
Tabcorp Holding Ltd.	15,578	204,926
Telstra Corp. Ltd.	61,063	189,526
Toll Holdings Ltd.	6,534	69,261
Transurban Group	22,782	125,090
Unitab Ltd.	2,943	29,401
Wesfarmers Ltd.	10,678	326,943
Westfield Group	41,649	533,594
Westpac Banking Corp.	51,627	830,723
Woodside Petroleum Ltd.	13,254	363,870
Woolworths Ltd.	29,958	379,929

		15,250,310

Austria (0.45%)
Andritz AG	285	28,423
Bank Austria Creditanstalt	1,066	119,136
Boehler-Uddeholm	249	41,894
Erste Bank Der Oester Spark	3,665	196,013
Flughafen Wien AG	288	19,383
Immofinaz Immobillien Anlagen AG (a)	8,821	85,448
Mayr-Melnhof Karton AG	179	26,031
Meinl European Land Ltd. (a)	1,701	30,093
Oest Elektrizatswirts AG Class A	218	76,505
OMV AG	5,060	300,480
RHI AG (a)	568	16,909
Telekom Austria AG	10,038	199,662
VoestAlpine AG	763	67,107
Wienerberger AG	1,780	70,147

		1,277,231

Belgium (1.28%)
Agfa Gevaert NV	2,844	68,532

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Belgium (Cont.)
Barco NV	307	$23,688
Bekaert NV	405	33,123
Belgacom SA	4,716	159,892
Cofinimmo	134	21,130
Colruyt SA	497	64,630
Compagnie Maritime Belge	530	18,428
D’Ieteren NV	84	20,040
Delhaize Group	1,993	117,896
Dexia	16,262	366,068
Electrabel SA	777	389,410
Euronav SA	636	20,867
Fortis	33,200	962,821
Groupe Bruxelles Lambert SA	2,000	195,301
InBev NV	5,187	205,161
KBC Groupe	5,154	417,498
Mobistar SA	836	68,725
Omega Pharma SA	599	33,821
Solvay SA	1,855	215,698
UCB SA	2,455	129,588
Umicore	655	71,439

		3,603,756

Denmark (0.79%)
A P Moller-Maersk A/S	35	357,370
Bang & Olufsen Class B	395	34,034
Carlsberg A/S Class B	899	52,557
Coloplast Class B	708	43,101
Dampskibsselskabet Torm A/S	450	25,764
Danisco A/S	1,515	102,110
Danske Bank	12,440	380,658
DSV De Sammenslut Vogn Class B (a)	580	61,650
FLS Industries AS Class B	578	16,104
GN Store Nord	6,110	80,689
H. Lundbeck AS	1,542	39,175
Kobenhavns Lufthavne A/S	141	35,266
NKT Holding A/S	538	22,831
Novo Nordisk A/S	6,860	339,175
Novozymes AS Class B	1,549	79,829
Ostasiatiske Kompagni	700	51,914
TDC A/S	5,460	293,697
Topdanmark A/S (a)	648	51,554
Vestas Wind Systems A/S (a)	4,621	111,632
William DeMant Holding (a)	774	36,274

		2,215,384

Finland (1.43%)
Amer Group	2,082	39,736
Cargotec Corp. (a)	1,028	30,986
Elisa Corp. Class A	4,113	71,083
Fortum OYJ	10,615	213,053
KCI Konecranes OYJ	347	16,056
Kesko OYJ	1,987	55,117
Kone Corp. OYJ Class B (a)	1,028	$69,806
Metso OYJ	3,363	85,323
Neste Oil OYJ (a)	3,731	138,245
Nokia OYJ	126,105	2,112,737
Nokian Renkaat OYJ	2,750	65,143
Orion-Yhtyma Class B	2,045	45,592
Outokumpo OYJ	2,996	39,968
Pohjola Group PLC	1,812	29,073
Rautaruukki OYJ	2,051	46,071
Sampo Insurance Co.	11,201	177,697
Stora Enso OYJ R Shares	17,926	246,467
Tietoenator Corp. OYJ	2,312	77,664
UPM-Kymmene OYJ	14,893	298,021
Uponor OYJ	1,644	38,035
Wartsila OYJ Class B	1,724	54,908
YIT-Yhtyma OYJ	1,519	64,444

		4,015,225

France (9.47%)
Accor SA	5,735	289,627
Air France	3,523	58,897
Air Liquide	3,124	574,451
Alcatel SA (a)	35,155	468,141
Alstom (a)	3,161	150,062
Arcelor	14,287	334,144
Atos Origin (a)	1,589	112,388
Autoroutes Du Sud De La France	1,684	97,451
AXA Co.	40,528	1,112,504
BIC SA	856	50,637
BNP Paribas	22,709	1,726,270
Bouygues	5,791	269,140
Business Objects SA (a)	1,980	67,939
Cap Gemini (a)	3,630	141,265
Carrefour SA	15,987	735,511
Casino Guichard Perrachon	1,079	76,511
CNP Assurances	1,017	68,203
Compagnie De Saint-Gobain	8,863	509,804
Credit Agricole SA	16,764	491,607
Dassault Systemes SA	1,552	80,207
Essilor International	2,805	232,275
Euronext	2,738	120,504
European Aeronautic Defense	6,989	247,792
France Telecom SA	47,666	1,368,023
Gecina SA	265	31,212
Groupe Danone	6,812	733,965
Hermes International SCA	261	61,639
Imerys SA	948	70,355
Klepierre	660	66,234
L’Oreal	8,688	672,966
Lafarge SA	4,852	426,857
Lagardere SCA	3,419	242,644
LVMH Moet Hennessy Louis Vuitton SA	7,041	580,509

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

France (Cont.)
Michelin Class B	4,088	$240,155
Neopost SA	836	81,033
Pagesjuanes	3,355	91,531
Pernod-Ricard	1,879	331,741
Peugeot SA	4,506	305,978
PPR SA	1,952	204,807
Publicis Groupe SA	3,766	119,853
Renault SA	5,351	506,771
Safran SA	4,878	105,293
Sanofi-Aventis	30,157	2,491,788
Schneider Electric SA	6,491	512,539
SCOR SA	18,976	38,771
Societe des Autoroutes du Nord et de I’Est de la France (a)	465	29,033
Societe des Autoroutes Paris	981	65,966
Societe Generale Class A	9,858	1,124,952
Societe Television Francaise 1	3,413	90,529
Sodexho Alliance	2,848	107,512
STMicroelectronics NV	18,089	311,103
Suez SA	25,902	748,684
Technip-Coflexip SA	2,518	149,013
Thales SA	2,198	102,047
Thomson SA	7,396	153,778
Total SA	16,286	4,445,103
Unibail	1,216	176,543
Valeo	1,942	80,709
Veolia Environnement	8,665	365,637
Vinci SA	4,140	356,506
Vivendi Universal SA	30,495	995,425
Zodiac SA	1,102	65,030

		26,667,564

Germany (6.56%)
Adidas-Salomon AG	1,303	226,414
Allianz AG	10,636	1,436,028
Altana AG	1,971	110,341
BASF AG	15,367	1,154,302
Bayer AG	18,583	680,963
Bayerische Hypo-Und Vereinsbank (a)	16,020	451,305
Beiersdorf AG	461	52,912
Celesio AG	1,090	95,435
Commerzbank AG	12,792	348,991
Continental AG	3,712	304,705
DaimlerChrysler AG	25,282	1,341,201
Depfa Bank PLC	9,853	158,088
Deutsche Bank AG	13,789	1,289,657
Deutsche Boerse AG	3,016	288,170
Deutsche Lufthansa	6,549	86,816
Deutsche Post AG	16,729	391,258
Deutsche Telekom AG	77,305	1,406,642
Douglas Holding AG	1,264	48,005
E.On AG	17,745	1,630,010
Epcos AG (a)	1,433	$18,721
Fresenius Medical Care	1,112	101,237
Heidelberger Druckmaschinen	1,280	43,859
Hochtief AG	1,855	82,823
Hypo Real Estate Holding	3,803	192,241
Infineon Technologies AG (a)	17,716	174,168
IVG Immobilien AG	2,160	44,392
Karstadtquelle AG (a)	1,592	21,544
Linde AG	2,393	176,300
MAN AG	4,023	206,360
Merck KGaA	1,303	109,668
Metro AG	4,208	207,201
MLP AG	1,705	35,635
Muenchener Rueckvers AG	5,203	594,056
Premiere AG (a)	1,080	30,334
Puma AG	470	127,531
Qiagen NV (a)	4,066	52,532
RWE AG	11,874	785,606
SAP AG	6,277	1,084,829
Schering AG	4,655	294,277
Siemens AG	22,852	1,760,486
Suedzucker AG	1,682	38,146
ThyssenKrupp AG	10,043	209,659
TUI AG (a)	6,201	132,061
Volkswagen AG	6,383	392,776
Wincor Nixdorf AG	523	50,285

		18,467,970

Greece (0.59%)
Alpha Bank AE	8,064	228,143
Bank of Piraeus	4,578	95,736
Coca-Cola Hellenic Bottling	2,970	86,096
Cosmote Mobile Telecommunication	3,740	74,346
Duty Free Shops	860	16,145
EFG Eurobank Ergasias	5,610	174,088
Emporiki Bank of Greece (a)	1,952	57,337
Folli-Follie SA	400	11,980
Germanos SA	1,340	21,677
Greek Org of Football Prognostics SA	5,840	181,366
Hellenic Exchanges SA	1,570	14,642
Hellenic Petroleum SA	3,019	47,096
Hellenic Technodomiki Tev SA	3,096	16,372
Hellenic Telecommunications Org. (a)	6,919	138,372
Hyatt Regency SA	925	11,451
Intracom SA	2,430	16,822
National Bank of Greece	7,508	300,482
Public Power Corp.	3,059	67,353
Technical Olympic SA	2,490	16,699
Titan Cement Co. SA	1,870	62,479
Viohalco	2,850	19,524

		1,658,206

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Hong Kong (1.72%)
ASM Pacific Technology	6,000	$29,198
Bank of East Asia Ltd.	37,405	109,457
BOC Hong Kong Holdings Ltd.	105,000	210,478
Cathay Pacific Airways Ltd.	30,000	53,369
Cheung Kong Holdings Ltd.	43,000	485,578
Cheung Kong Infrastructure	12,000	40,065
CLP Holdings Ltd.	51,283	305,754
Espirit Holdings Ltd.	26,500	198,135
Giordano International Ltd.	44,000	30,345
Hang Lung Properties Ltd.	52,000	82,786
Hang Seng Bank Ltd.	21,774	292,758
Henderson Land Development Co. Ltd.	21,000	104,900
Hong Kong & China Gas Co. Ltd.	106,534	219,733
Hong Kong Exchange & Clearing	30,000	102,677
Hongkong Electric	40,000	199,553
Hopewell Holdings	16,000	42,179
Hutchison Telecommunications International Ltd. (a)	38,000	55,109
Hutchison Whampoa Ltd.	61,210	633,219
Hysan Development Co.	17,000	42,515
Johnson Electric Holdings	44,716	42,944
Kerry Properties Ltd.	16,000	40,529
Kingboard Chemicals Holdings Co. Ltd.	16,000	39,911
Li & Fung Ltd.	46,000	106,441
MTR Corp.	36,000	75,412
New World Development	64,800	85,204
Orient Overseas International Ltd.	6,600	24,673
PCCW Ltd.	106,000	69,006
SCMP Group Ltd.	36,000	13,458
Shangri-La Asia Ltd.	32,271	52,209
Sino Land Co.	42,000	51,164
SmarTone Telecommunications Holdings Ltd.	5,000	5,189
Solomon Systech International Ltd.	46,000	16,604
Sun Hung Kai Properties Ltd.	38,000	393,601
Swire Pacific Ltd. Class A	27,000	248,687
Techtronic Industries	27,500	70,369
Television Broadcasts Ltd.	8,000	48,934
Texwinca Holdings Ltd.	18,000	12,298
Wharf Holdings Ltd.	35,114	136,928
Wing Hang Bank Ltd.	4,000	29,443
Yue Yuen Industrial Holdings	13,500	37,068

		4,837,880

Ireland (0.76%)
Allied Irish Bank PLC	24,660	524,586
Bank of Ireland	27,794	439,265
C&C Group PLC	3,258	19,500
CRH PLC	15,048	407,827
DCC PLC	2,156	43,273
Eircom Group PLC	22,787	53,678
Elan Corp. PLC (a)	11,115	100,189
Fyffes PLC	8,271	$25,249
Grafton Group PLC (a)	6,064	61,219
Greencore Group PLC	2,794	12,122
Iaws Group PLC	2,390	34,613
Independent News & Media PLC	16,318	47,657
Irish Life & Permanent PLC	7,589	138,181
Kerry Group PLC Class A	3,805	88,945
Kingspan Group PLC	3,636	46,758
Paddy Power PLC	863	15,195
Ryanair Holdings PLC (a)	9,352	76,430

		2,134,687

Italy (3.81%)
Alleanza Assicurazioni	12,056	148,807
Arnoldo Mondadori Editore	3,562	35,682
Assicurazione Generali Itl	27,150	856,217
Autogrill SpA	3,779	53,321
Autostrade SpA	8,046	206,843
Banca Antonveneta SpA	2,460	77,432
Banca Fideuram SpA	9,185	52,601
Banca Intesa	26,794	116,573
Banca Intesa SpA	93,324	434,906
Banca Monte Dei Paschi Siena SpA	32,096	142,340
Banca Nazionale del Lavoro SpA (a)	39,445	126,577
Banca Popolare Di Verona SpA	10,569	199,300
Banche Popolari Unite SCRL	9,845	199,846
Banco Popolare di Milano SCRL	11,081	113,533
Benetton Group	1,758	18,847
Bulgari SpA	3,409	38,349
Capitalia SpA	40,327	220,525
Edison SpA (a)	25,576	57,020
Enel SpA	120,166	1,035,502
ENI SpA	74,165	2,202,531
Fiat SpA (a)	15,210	136,004
Fineco SpA	5,048	45,836
Finmeccanica SpA	8,476	168,185
Gruppo Editoriale L’Espresso	5,499	31,112
Italcementi SpA	2,020	31,609
Lottomatica SpA	724	27,444
Luxottica Group SpA	3,880	96,434
Mediaset SpA	23,518	278,270
Mediobanca SpA	13,878	273,040
Mediolanum SpA	7,055	48,373
Pirelli & Co. SpA	76,738	81,391
Riunione Adriatica di Sicurta SpA	8,591	195,557
SanPaolo IMI SpA	31,335	486,567
Seat Pagine Gaille (a)	118,660	58,471
Snam Rete Gas	26,949	157,085
Telecom Italia Media SpA (a)	38,241	25,048
Telecom Italia RNC SpA	166,220	462,471
Telecom Italia SpA	303,681	987,268
Terna SpA	34,180	88,115

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Italy (Cont.)
Tiscali SpA (a)	4,618	$16,012
UniCredito Italiano SpA	125,987	710,148

		10,741,192

Japan (23.40%)
77 Bank Ltd.	10,000	73,467
Acom Co. Ltd.	2,080	150,980
Aderans Co. Ltd.	900	24,577
Advantest Corp.	2,090	162,016
Aeon Co. Ltd.	18,100	363,531
Aeon Credit Service Co. Ltd.	800	58,140
Aiful Corp.	1,800	150,793
Aisin Seiki Co. Ltd.	5,200	147,498
Ajinomoto Co. Inc.	17,000	178,805
Alfresa Holdings Corp.	600	27,907
All Nippon Airways Co. Ltd.	13,000	40,310
Alps Electric Co. Ltd.	5,000	81,175
Amada Co. Ltd.	10,000	79,722
Amano Corp.	2,000	31,008
Anritsu Corp.	2,000	10,800
Aoyama Trading Co. Ltd.	1,600	45,102
Ariake Japan Co. Ltd.	440	10,058
Asahi Breweries Ltd.	11,100	140,510
Asahi Glass Co. Ltd.	28,000	293,763
Asahi Kasei Corp.	35,000	191,156
Asatsu DK Inc.	800	24,947
Astellas Pharma Inc.	15,451	581,182
Autobacs Seven Co. Ltd.	600	23,414
Bank of Fukuoka Ltd.	15,000	108,087
Bank of Kyoto	6,000	60,042
Bank of Yokohama Ltd.	36,000	274,313
Benesse Corp.	1,900	71,468
Bridgestone Corp.	19,000	406,712
Canon Inc.	21,500	1,160,985
Canon Sales Co. Inc.	2,000	41,050
Casio Computer Co. Ltd.	5,500	79,893
Central Glass Co. Ltd.	6,000	34,461
Central Japan Railway Co.	44	342,636
Chiba Bank Ltd.	20,000	162,615
Chiyoda Corp.	4,000	73,643
Chubu Electric Power Co. Inc.	17,100	417,257
Chugai Pharmaceutical Co. Ltd.	7,500	143,036
Circle K Sunkus Co. Ltd.	1,100	26,308
Citizen Watch Co. Ltd.	8,000	65,187
Coca-Cola West Japan Co. Ltd.	1,200	26,850
Comsys Holdings Corp.	3,000	34,725
Credit Saison Co. Ltd.	4,400	193,023
CSK Corp.	1,900	83,686
Dai Nippon Printing Co. Ltd.	19,000	306,290
Daicel Chemical Industries	7,000	45,322
Daido Steel Co. Ltd.	10,000	64,306
Daiichi Sanyko Co. Ltd. (a)	18,813	385,309
Daikin Industries Ltd.	6,400	171,388
Dainippon Ink & Chemical Inc.	18,000	$59,144
Dainippon Screen Manufacturing Co. Ltd.	5,000	32,637
Daito Trust Construction Co. Ltd.	2,600	113,830
Daiwa House Industry Co. Ltd.	14,000	183,140
Daiwa Securities Group Inc.	36,000	281,290
Denki Kagaku Kogyo KK	14,000	50,440
Denso Corp.	15,200	440,521
Dentsu Inc.	49	138,989
Dowa Mining Co. Ltd.	8,000	67,089
E*Trade Securities Co. Ltd.	11	48,353
eAccess Ltd.	34	25,608
East Japan Railway Co.	100	570,825
Ebara Corp.	9,000	38,293
Eisai Co. Ltd.	7,200	307,611
Electric Power Development	3,900	130,206
Elpida Memory Inc. (a)	1,000	29,246
Familymart Co. Ltd.	1,900	57,074
Fanuc Ltd.	5,000	404,334
Fast Retailing	1,500	113,768
Fuji Electric Holdings Co. Ltd.	15,000	59,725
Fuji Photo Film Co. Ltd.	13,900	457,946
Fuji Soft ABC Inc.	800	20,930
Fuji Television Network Inc.	20	44,750
Fujikura Ltd.	9,000	55,180
Fujitsu Ltd.	50,000	329,457
Furukawa Electric Co. Ltd. (a)	16,000	81,043
Glory Ltd.	1,600	31,008
Goodwill Group Inc.	12	18,393
Gunma Bank Ltd.	11,000	70,543
Gunze Ltd.	5,000	25,150
Hakuhodo DY Holdings Inc.	600	39,799
Hankyu Department Stores	3,000	23,652
Hikari Tsushin Inc.	600	38,055
Hino Motors Ltd.	6,000	40,698
Hirose Electric Co. Ltd.	900	104,889
Hitachi Cable Ltd.	4,000	16,244
Hitachi Capital Corp.	1,400	29,413
Hitachi Chemical Co. Ltd.	3,100	64,720
Hitachi Construction Machine	3,000	57,347
Hitachi Ltd.	92,000	582,699
Hitachi Sofware Engineering	800	12,833
Hokkaido Electric Power	5,300	112,751
Hokuhoku Financial Group Inc.	31,000	116,878
Honda Motor Co. Ltd.	22,400	1,266,808
House Foods Corp.	2,200	33,508
Hoya Corp.	12,400	419,177
Ibiden Co. Ltd.	2,700	112,500
Index Corp.	24	32,347
Inpex Corp.	11	85,368
Isetan Co. Ltd.	5,000	79,634
Ishihara Sangyo Kaisha Ltd.	8,000	16,843

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	35,000	$70,604
Ito En Ltd.	800	37,421
Itochu Corp.	43,000	295,833
Itochu Techno-Science Corp.	900	31,475
JAFCO Co. Ltd.	800	52,361
Japan Airlines Corp.	18,000	47,727
Japan Prime Investment Corp.	11	31,298
Japan Real Estate Investment	8	64,482
Japan Retail Fund Investment	7	56,483
Japan Tobacco Inc.	26	409,972
JFE Holdings Inc.	15,500	503,832
JGC Corp.	6,000	109,672
Joyo Bank Ltd.	21,000	128,013
JS Group Corp.	7,000	119,195
JSR Corp.	5,000	103,946
Kajima Corp.	25,000	118,922
Kaken Pharmaceutical Co. Ltd.	2,000	14,870
Kamigumi Co. Ltd.	7,000	55,805
Kaneka Corp.	8,000	104,369
Kansai Electric Power	21,700	478,845
Kansai Paint Co. Ltd.	7,000	43,966
Kao Corp.	15,000	369,318
Katokichi Co. Ltd.	2,700	17,672
Kawasaki Heavy Industries Ltd.	37,000	93,543
Kawasaki Kisen Kaisha Ltd.	14,000	101,004
KDDI Corp.	71	400,282
Keihin Electric Express Railway	12,000	75,370
Keio Electric Railway Co. Ltd.	15,000	82,717
Keisei Electric Co.	6,000	32,928
Keyence Corp.	880	221,240
Kikkoman Corp.	4,000	38,407
Kinden Corp.	4,000	34,531
Kinki Nippon Railway Co. Ltd.	45,000	152,220
Kirin Brewery Co. Ltd.	22,000	242,248
Kobe Steel Ltd.	75,000	227,933
Kokuyo Co. Ltd.	2,100	29,006
Komatsu Ltd.	27,000	367,706
Komori Corp.	2,000	35,588
Konami Corp.	2,600	58,518
Konica Minolta Holdings Inc.	13,000	118,182
Kose Corp.	800	27,273
Koyo Seiko Co. Ltd.	4,000	60,324
Kubota Corp.	29,000	200,793
Kuraray Co. Ltd.	11,000	97,481
Kurita Water Industries Ltd.	3,000	54,440
Kyocera Corp.	4,600	320,120
Kyowa Hakko Kogyo Co. Ltd.	10,000	77,607
Kyushu Electric Power	11,400	253,568
Lawson Inc.	1,600	60,324
Leopalace21 Corp.	3,600	86,892
Mabuchi Motor Co. Ltd.	800	39,464
Makita Corp.	3,000	60,782
Marubeni Corp.	37,000	$172,093
Marui Co. Ltd.	9,000	151,982
Matsui Securities Co. Ltd.	3,000	36,443
Matsumotokiyoshi Co. Ltd.	1,000	32,505
Matsushita Electric Industries	60,000	1,016,385
Matsushita Electric Works	9,114	90,562
Mediceo Paltac Holdings Co. Ltd.	3,600	57,400
Meiji Dairies Corp.	7,000	38,478
Meiji Seika Kaisha Ltd.	9,000	46,697
Meitec Corp.	1,000	31,977
Millea Holdings Inc.	43	689,394
Minebea Co. Ltd.	8,000	32,981
Mitsubishi Chemical Corp.	47,000	155,673
Mitsubishi Corp.	33,200	655,109
Mitsubishi Electric Corp.	54,000	345,825
Mitsubishi Estate Co. Ltd.	31,000	425,458
Mitsubishi Gas Chem Co.	10,000	66,772
Mitsubishi Heavy Industries Ltd.	82,000	290,381
Mitsubishi Logistics Corp.	3,000	35,386
Mitsubishi Materials Corp.	25,000	88,310
Mitsubishi Rayon Co. Ltd.	14,000	62,650
Mitsubishi Tokyo Financial Group Inc.	140	1,837,562
Mitsubishi UFJ Securities Co. Ltd.	5,000	55,849
Mitsui & Co. Ltd.	40,000	500,705
Mitsui Chemicals Inc.	17,000	100,335
Mitsui Engineering & Shipbuilding	19,000	45,190
Mitsui Fudosan Co. Ltd.	22,000	330,814
Mitsui Mining & Smelting Co.	17,000	98,687
Mitsui OSK Lines Ltd.	31,000	247,683
Mitsui Sumitomo Insurance Co.	35,000	405,127
Mitsui Trust Holding Inc.	15,000	207,717
Mitsukoshi Ltd.	10,000	48,362
Mitsumi Electric Co. Ltd.	1,600	16,237
Mizuho Financial Group Inc.	240	1,526,427
Murata Manufacturing Co. Ltd.	6,000	334,567
NAMCO BANDAI Holdings Inc. (a)	5,100	84,910
NEC Corp.	53,000	287,130
NEC Electronics Corp.	1,000	33,298
Net One Systems Co. Ltd.	13	25,537
NGK Insulators Ltd.	8,000	101,691
NGK Spark Plug Co. Ltd.	5,000	72,454
NHK Spring Co. Ltd.	4,000	29,316
Nichii Gakkan Co.	550	13,421
Nichirei Corp.	8,000	32,840
Nidec Corp.	3,000	176,004
Nikko Cordial Corp.	22,500	260,240
Nikon Corp.	8,000	100,916
Nintendo Co. Ltd.	2,900	338,231
Nippon Building Fund Inc.	9	76,823
Nippon Electric Glass Co. Ltd.	5,000	90,072
Nippon Express Co. Ltd.	22,000	108,527
Nippon Kayaku Co. Ltd.	5,000	39,244
Nippon Light Metal Co. Ltd.	11,000	30,233

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Nippon Meat Packers Inc.	5,000	$54,087
Nippon Mining Holdings Inc.	22,500	178,383
Nippon Oil Corp.	37,000	327,563
Nippon Paper Group Inc.	25	90,513
Nippon Sheet Glass Co. Ltd.	10,000	45,014
Nippon Shokubai Co. Ltd.	3,000	31,739
Nippon Steel Corp.	177,000	664,218
Nippon Telegraph & Telephone Corp.	150	737,315
Nippon Yusen Kabushiki Kaish	30,000	201,110
Nishi-Nippon City Bank Ltd.	13,000	64,473
Nishimatsu Construction Co.	7,000	29,290
Nissan Chemical Industries	4,000	50,141
Nissan Motor Co. Ltd.	64,200	732,939
Nisshin Seifun Group Inc.	5,500	53,440
Nisshin Steel Co. Ltd.	26,000	89,782
Nisshinbo Industries Inc.	5,000	43,340
Nissin Food Products Co. Ltd.	2,600	67,680
Nitori Co. Ltd.	450	37,698
Nitto Denko Corp.	4,700	264,561
NOK Corp.	3,100	92,301
Nomura Holdings Inc.	50,900	789,595
Nomura Real Estate Office Fund Inc.	5	36,822
Nomura Research Institute	600	69,239
NSK Ltd.	13,000	71,688
NTN Corp.	12,000	71,776
NTT Data Corp.	35	135,042
NTT DoCoMo Inc.	499	887,932
NTT Urban Development Corp.	5	25,634
OBIC Co. Ltd.	200	34,003
Odakyu Electric Railway Co.	18,000	97,992
Ohbayashi Corp.	16,000	110,500
Oji Paper Co. Ltd.	23,000	125,617
Oki Electric Industries Co. Ltd.	16,000	54,405
Okumura Corp.	5,000	30,611
Olympus Corp.	7,000	155,083
Omron Corp.	6,000	146,142
Onward Kashiyama Co. Ltd.	4,000	63,425
Oracle Corp.	900	39,641
Oriental Land Co. Ltd.	1,400	80,039
Orix Corp.	2,300	415,345
Osaka Gas Co. Ltd.	57,000	199,339
Pioneer Corp.	4,400	62,636
Promise Co. Ltd.	2,500	185,210
QP Corp.	4,300	41,136
Rakuten Inc.	139	106,283
Resona Holdings Inc. (a)	131	338,117
Ricoh Co. Ltd.	19,000	296,749
Rinnai Corp.	900	20,692
Rohm Co. Ltd.	3,100	268,983
Ryohin Keikaku Co. Ltd.	700	45,076
Sanden Corp.	3,000	13,636
Sanken Electric Co. Ltd.	3,000	34,434
Sankyo Co. Ltd.	1,400	73,749
Santen Pharmaceutical Co. Ltd.	2,100	$54,387
Sanwa Shutter Corp.	4,000	24,031
Sanyo Electric Co. Ltd. (a)	44,000	108,527
Sapporo Breweries	7,000	36,690
SBI Holdings Inc.	138	57,682
Secom Co. Ltd.	6,000	288,584
Sega Sammy Holdings Inc.	3,968	155,197
Seiko Epson Corp.	2,900	74,595
Seino Holdings Co. Ltd.	4,000	36,540
Sekisui Chemical	12,000	85,518
Sekisui House Ltd.	14,000	171,547
Seven & I Holdings Co. Ltd. (a)	22,240	736,631
SFCG Co. Ltd.	160	41,297
Sharp Corp.	27,000	391,015
Shimachu Co. Ltd.	1,500	38,187
Shimamura Co. Ltd.	500	55,409
Shimano Inc.	2,200	59,302
Shimizu Corp.	17,000	111,267
Shin-Etsu Chemical Co. Ltd.	10,400	453,488
Shinko Securities Co. Ltd.	13,000	48,097
Shinsei Bank Ltd.	27,000	170,058
Shionogi & Co. Ltd.	9,000	122,489
Shiseido Co. Ltd.	10,000	144,116
Shizuoka Bank Ltd.	17,000	175,062
Showa Denko K.K.	28,000	89,535
Showa Shell Sekiyu K.K.	4,300	58,864
Skylark Co. Ltd.	2,100	30,949
SMC Corp.	1,600	212,967
Softbank Corp.	6,900	382,928
Sojitz Holdings Corp. (a)	5,100	29,067
Sompo Japan Insurance Inc.	23,000	304,519
Sony Corp.	27,300	897,014
Stanley Electric Co. Ltd.	4,900	74,199
Sumitomo Bakelite Co. Ltd.	5,000	34,267
Sumitomo Chemical Co. Ltd.	42,000	259,725
Sumitomo Corp.	29,000	306,043
Sumitomo Electric Industries	20,000	269,556
Sumitomo Heavy Industries	17,000	120,551
Sumitomo Metal Industries	114,000	399,683
Sumitomo Metal Mining Co. Ltd.	15,000	139,006
Sumitomo Mitsui Financial Group Inc.	126	1,187,632
Sumitomo Osaka Cement Co. Ltd.	11,000	35,078
Sumitomo Realty & Development	11,000	162,984
Sumitomo Rubber Industries	4,000	47,533
Sumitomo Trust & Banking	36,000	296,195
Surgua Bank Ltd.	6,000	66,068
Suzuken Co. Ltd.	1,440	41,607
T&D Holdings Inc.	6,400	381,113
Taiheiyo Cement Corp.	23,000	85,906
Taisei Corp.	25,000	102,845
Taisho Pharmaceutical Co. Ltd.	5,000	90,072
Taiyo Nippon Sanso Corp.	8,000	49,965
Taiyo Yuden Co. Ltd.	3,000	33,034

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Takara Holdings Inc.	5,000	$31,492
Takashimaya Co. Ltd.	8,000	101,903
Takeda Pharmaceutical Co. Ltd.	25,400	1,512,544
Takefuji Corp.	3,100	241,675
Takuma Co. Ltd.	2,000	15,803
Tanabe Seiyaku Co. Ltd.	6,000	60,624
TDK Corp.	3,400	242,301
Teijin Ltd.	22,000	128,295
Teikoku Oil Co.	5,000	53,955
Terumo Corp.	4,700	151,119
The Daimaru Inc.	6,000	70,613
THK Co. Ltd.	2,600	64,817
TIS Inc.	1,000	20,789
Tobu Railway Co. Ltd.	24,000	95,772
Toda Corp.	6,000	30,285
Toho Co. Ltd.	3,800	60,254
Tohoku Electric Power	12,700	282,483
Tokuyama Corp.	6,000	58,774
Tokyo Broadcasting System	1,000	23,212
Tokyo Electric Power Co.	32,900	831,774
Tokyo Electron Ltd.	4,700	249,656
Tokyo Gas Co. Ltd.	67,000	272,084
Tokyo Steel Mfg. Co. Ltd.	3,000	46,644
Tokyo Style Co. Ltd.	2,000	21,177
Tokyo Tatemono Co. Ltd.	6,000	48,837
Tokyu Corp.	27,000	143,182
Tokyu Land Corp.	10,000	64,570
TonenGeneral Sekiyu KK	9,000	104,651
Toppan Printing Co. Ltd.	16,000	168,710
Toray Industries Inc.	37,000	196,864
Toshiba Corp.	83,000	365,574
Tosoh Corp.	14,000	59,567
Toto Ltd.	9,000	71,353
Toyo Seikan Kaisha Ltd.	4,600	68,319
Toyo Suisan Kaisha Ltd.	3,000	51,216
Toyobo Co. Ltd.	14,000	34,531
Toyoda Gosei Co. Ltd.	1,600	30,444
Toyota Industries Corp.	5,500	182,655
Toyota Motor Corp.	82,200	3,765,328
Toyota Tsusho Corp.	5,000	90,953
Trend Micro Inc.	2,500	79,061
UBE Industries Ltd.	25,000	67,389
UFJ Holdings Inc. (a)	112	911,431
Uni-Charm Corp.	1,200	51,797
Uniden Corp.	2,000	29,281
UNY Co. Ltd.	5,000	65,980
Ushio Inc.	3,000	60,914
USS Co. Ltd.	710	50,410
Wacoal Corp.	3,000	39,667
West Japan Railway Co.	48	181,395
Yahoo! Japan Corp.	216	254,968
Yakult Honsha Co. Ltd.	3,700	93,706
Yamada Denki Co. Ltd.	2,100	159,646
Yamaha Corp.	4,600	$79,625
Yamaha Motor Co. Ltd.	5,500	113,614
Yamato Transport Co. Ltd.	11,000	180,814
Yamazaki Baking Co. Ltd.	3,000	26,269
Yaskawa Electric Corp. (a)	5,000	38,275
Yokogawa Electric Corp.	6,000	93,657
Zeon Corp.	4,000	43,693

		65,884,491

Netherlands (3.21%)
ABN AMRO Holdings NV	49,425	1,183,870
Aegon NV	39,891	592,096
Akzo Nobel NV	7,693	335,346
ASML Holding NV (a)	13,963	229,234
Buhrmann NV	3,065	37,021
Corio NV	1,172	68,034
DSM NV	4,280	168,155
Getronics NV	3,414	41,770
Hagemeyer NV (a)	17,543	51,656
Heineken NV	6,931	222,495
ING Groep NV	53,471	1,592,465
Koninklijke Ahold NV (a)	44,092	333,319
Koninklijke KPN NV	59,440	532,927
Koninklijke Numico NV (a)	4,175	182,695
OCE NV	2,286	35,799
Philips Electronics NV	37,288	990,850
Randstad Holding NV	1,345	51,631
Reed Elsevier NV	20,378	281,160
Rodamco Europe NV	1,401	121,065
SBM Offshore NV	883	73,650
TNT Post Group	11,005	273,389
Unilever NV-CVA	16,168	1,149,374
Vedior NV-CVA	4,907	69,590
VNU NV	6,846	215,159
Wereldhave NV	569	60,282
Wolters Kluwer - CVA	8,109	150,865

		9,043,897

New Zealand (0.22%)
Auckland International Airport	37,656	59,391
Carter Holt Harvey Ltd.	19,351	33,733
Contact Energy Ltd.	8,708	45,781
Fisher & Paykel Appliances Class H	6,917	16,890
Fisher & Paykel Healthcare Class C	13,842	35,716
Fletcher Building Ltd.	12,305	67,415
Kiwi Income Property Trust	13,307	10,586
Sky City Entertainment Group	11,467	38,154
Sky Network Television Ltd. (a)	3,770	16,065
Telecom Corp. of New Zealand	55,339	230,450
The Warehouse Group Ltd.	6,267	16,907
Tower Ltd. (a)	9,053	14,466
Vector Ltd. (a)	3,325	7,221

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

New Zealand (Cont.)
Waste Management Ltd.	3,571	$15,167

		607,942

Norway (0.77%)
DNB NOR ASA	19,036	196,126
Frontline Ltd.	1,500	66,626
Norsk Hydro ASA	3,965	443,612
Norske Skogindustrier ASA	3,165	46,739
Norske Skogindustrier ASA Rights (a)	3,165	4,154
Orkla AS Class A	5,298	200,953
Petroleum Geo-Services (a)	1,662	52,892
Prosafe ASA	818	30,590
Schibsted ASA	1,284	39,883
Smedvig ASA Class A	1,055	25,845
Statoil ASA	18,814	466,649
Stolt Offshore SA (a)	5,345	61,800
Stolt-Nielsen SA (a)	1,018	40,633
Storebrand ASA	6,883	67,238
Tandberg ASA	3,586	47,893
Tandberg Television ASA (a)	1,585	20,624
Telenor ASA	22,252	198,692
Tomra Systems ASA	5,858	41,667
Yara International ASA	6,266	113,096

		2,165,712

Portugal (0.29%)
Banco BPI SA	10,426	46,363
Banco Comercial Portugues-R	58,256	161,735
Banco Espirito Santo	3,010	48,077
Brisa-Auto Estradas de Portugal SA	10,061	86,940
Cimpor-Cimentos De Portugal	5,358	29,557
Energias De Portugal SA	50,383	140,482
Jeronimo Martins	1,113	16,052
Portugal Telecom SGPS SA	21,793	199,059
PT Multimedia Servicos	2,826	29,889
Sonae SGPS SA	26,818	45,768

		803,922

Singapore (0.83%)
Allgreen Properties Ltd.	14,000	11,087
Ascendas Real Estate Investment Trust	20,000	25,886
Capitaland Ltd.	29,128	54,054
Capitamall Trust	19,000	26,388
Chartered Semiconductor Mfg. Ltd. (a)	30,600	20,797
City Developments Ltd.	13,031	71,622
Comfortdelgro Corp. Ltd.	46,000	40,779
Cosco Corp. Singapore Ltd.	13,000	19,515
Creative Technology Ltd.	1,500	11,081
Datacraft Asia Ltd. (a)	10,000	9,650
DBS Group Holdings Ltd.	32,445	302,964
Fraser & Neave Ltd.	5,300	53,875
Haw Par Corp. Ltd.	3,374	10,369
Jardine Cycle & Carriage Ltd.	4,015	$26,339
Keppel Corp. Ltd.	16,001	120,099
Keppel Land Ltd.	9,000	19,680
Neptune Orient Lines Ltd.	13,000	23,664
Noble Group Ltd.	25,000	23,492
Olam International Ltd. (a)	19,000	15,608
Oversea-Chinese Banking Corp.	72,000	265,950
Overseas Union Enterprise	3,000	16,932
Parkway Holdings Ltd.	22,000	28,084
Sembcorp Industries Ltd.	28,200	49,999
Sembcorp Logistics Ltd.	8,392	8,183
Sembcorp Marine Ltd.	13,000	22,972
Singapore Airlines Ltd.	15,000	102,834
Singapore Exchange Ltd.	25,000	37,233
Singapore Land Ltd.	6,000	19,326
Singapore Post Ltd.	38,000	27,174
Singapore Press Holdings Ltd.	44,200	120,684
Singapore Technologies Engineering	39,381	59,116
Singapore Telecommunications	188,790	273,358
SMRT Corp. Ltd.	28,000	17,210
Stats Chippac Ltd. (a)	23,000	14,137
Suntec REIT	18,000	12,234
United Overseas Bank	34,616	288,458
United Overseas Land Ltd.	12,461	17,233
Venture Corp. Ltd.	6,397	54,819
Want Want Holdings Ltd.	8,000	8,240
Wing Tai Holdings Ltd.	14,000	12,494

		2,343,619

Spain (3.91%)
Abertis Infraestructuras SA	6,394	185,968
AC. Acerinox	5,152	71,579
Acciona SA	801	91,696
ACS Actividades de Cons Y Serv	7,605	221,647
Aguas De Barcelona Class A	2,160	52,413
Altadis SA	7,639	342,173
Antena 3 de Television SA	2,324	42,120
Banco Bilbao Vizcaya Argentaria SA	96,050	1,684,236
Banco Popular Espanol	24,475	298,271
Banco Santander Central Hispano SA	169,375	2,224,947
Cintra Concesiones De Infrae (a)	5,493	75,458
Corporacion Mapfre SA	2,925	50,200
Ebro Puleva SA	1,994	35,708
Endesa SA	27,417	733,822
Fomento De Construct Y Contra	1,379	82,188
Gamesa Corp. Technologica	3,246	49,857
Gas Natural SDG SA	4,805	139,752
Grupo Ferrovial	1,726	143,652
Iberdrola SA	22,768	636,207
Iberia (Lineas Aer De Espana)	12,205	31,097
Inditex	6,524	191,474
Indra Sistemas SA	3,438	75,408
Inmobiliaria Colonial SA	793	48,130

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Spain (Cont.)
Metrovacesa SA	1,238	$91,133
NH Hoteles SA	2,552	39,443
Promotora De Infom SA	2,292	44,212
Repsol YPF SA	26,147	847,212
Sacyr Vallehermoso SA	3,136	88,006
Sogecable (a)	1,070	41,769
Telefonica Publicidad e Information SA	4,845	41,809
Telefonica SA	127,626	2,089,135
Union Fenosa SA	5,958	196,774
Zeltia SA	4,675	33,880

		11,021,376

Sweden (2.46%)
Alfa Laval AB	2,441	44,387
ASSA Abloy AB Class B	8,400	118,620
Atlas Copco AB Class A	9,768	188,957
Atlas Copco AB Class B	5,646	97,569
Axfood AB	665	16,466
Billerud Aktiebolag	1,796	22,930
Capio AB (a)	2,419	47,730
Castellum AB	979	36,109
D. Carnegie & Co. AB	1,400	17,964
Electrolux AB Class B	8,121	190,087
Elekta AB Class B	835	38,228
Eniro AB	4,693	54,773
Ericsson LM Class B	423,081	1,544,101
Fabege AB	2,719	48,390
Gambro AB Class A	4,738	71,796
Gambro AB Class B	2,764	41,705
Getinge AB Class B	4,985	68,788
Hennes & Mauritz AB Class B	13,329	475,290
Hoganas AB Class B	736	17,275
Holmen AB Class B	1,523	47,728
Lundin Petroleum AB (a)	4,860	61,423
Modern Times Group (a)	1,492	56,185
Nobel Biocare Holding AG	102	24,031
Nobel Biocare Holding AG	543	126,539
Nordea Bank AB	61,066	610,333
OMX AB (a)	2,116	26,129
Oriflame Cosmetics SA	1,050	30,535
Sandvik AB	5,825	289,592
SAS AB (a)	2,285	24,311
Scania AB Class B	2,653	95,799
Securitas AB Class B	8,524	131,914
Skandia Forsakrings AB	29,035	151,276
Skandinaviska Enskilda Bank Class A	13,526	247,699
Skanska AB Class B	10,525	155,415
SKF AB Class B	10,220	133,118
SSAB Svenskt AB Series A	1,528	46,210
SSAB Svenskt AB Series B	652	18,709
Svenska Cellulosa AB Class B	5,467	191,419
Svenska Handelsbanken	14,716	340,659
Swedish Match AB	9,931	$118,468
Tele2 AB Class B	8,751	89,156
Telelogic AB (a)	6,418	14,733
TeliaSonera AB	55,287	262,383
Trelleborg AB Class B	2,394	39,981
Volvo AB Class A	2,774	116,982
Volvo AB Class B	6,502	283,000
Wihlborgs Fastigheter AB (a)	665	15,565
WM Data AB	10,175	27,425

		6,917,882

Switzerland (6.61%)
ABB Ltd. (a)	55,407	404,890
Adecco SA	3,685	168,231
Ciba Specialty Chemicals AG	1,902	112,176
Clariant AG (a)	6,575	94,469
Compagnie Financiere Richemont AG Class A	14,258	564,461
Credit Suisse Group	34,678	1,534,935
Geberit AG Reg	102	74,222
Givaudan	218	139,602
Holcim Ltd.	5,085	337,612
Kudelski SA Bearer (a)	1,008	39,750
Kuoni Reisen Holding (a)	78	31,271
Logitech International SA (a)	2,444	98,832
Lonza Group AG	1,044	61,613
Micronas Semiconductor (a)	1,010	43,145
Nestle SA	11,486	3,362,708
Novartis AG	67,263	3,411,082
Phonak Holding AG	1,185	50,758
PSP Swiss Property AG (a)	866	43,482
Rieter Holding AG	136	39,790
Roche Holding AG	19,998	2,777,522
Schindler Holding AG	156	60,614
Serono SA Class B	186	122,271
SGS SA	120	92,557
SIG Holding AG	155	39,482
Straumann Holding AG	224	59,999
Sulzer AG	107	54,221
Swiss Reinsurance	9,063	595,076
Swisscom AG	680	222,193
Syngenta AG (a)	3,038	317,986
Synthes Inc. (a)	1,342	156,949
The Swatch Group AG	1,683	47,582
The Swatch Group AG Class B	971	133,737
UBS AG	30,440	2,586,536
Unaxis Holding AG (a)	184	24,348
Valora Holding AG (a)	102	18,989
Zurich Financial Services (a)	4,055	690,686

		18,613,777

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

United Kingdom (24.97%)
3I Group PLC	16,413	$226,962
Aegis Group PLC	32,680	80,697
Aggreko PLC	6,054	24,987
Alliance Unichem PLC	7,225	110,422
AMEC PLC	9,756	62,636
Amvescap PLC	21,079	136,819
Anglo American PLC	40,627	1,211,019
ARM Holdings PLC	39,814	82,513
Arriva PLC	6,186	64,101
Associated British Ports Holdings PLC	9,292	86,084
AstraZeneca PLC	46,566	2,164,207
Aviva PLC	67,254	738,426
BAA PLC	30,394	334,520
BAE Systems PLC	92,030	557,578
Balfour Beatty PLC	11,946	69,005
Barclays PLC	183,828	1,857,871
Barratt Developments PLC	6,776	90,294
BBA Group PLC	12,207	63,892
Bellway PLC	3,184	49,168
BG Group PLC	101,158	959,913
BHP Billiton PLC	69,942	1,130,011
BOC Group PLC	14,845	301,897
Boots Group PLC	21,456	230,281
Bovis Homes Group PLC	2,812	30,354
BP PLC	601,822	7,149,160
BPB PLC	13,757	178,587
Brambles Industries PLC	21,292	130,785
British Airways PLC (a)	15,321	79,110
British American Tobacco PLC	45,494	955,686
British Land Co. PLC	15,405	255,546
British Sky Broadcasting PLC	35,171	347,704
Brixton PLC	6,836	47,054
BT Group PLC	241,773	947,761
Bunzl PLC (a)	9,724	97,419
Cable & Wireless PLC	67,674	170,690
Cadbury Schweppes PLC	59,360	598,879
Capita Group PLC	18,672	124,078
Carnival PLC	4,845	250,472
Cattles PLC	9,132	48,321
Centrica PLC	106,220	460,883
Close Brothers Group PLC	3,443	50,495
Cobham PLC	31,040	86,639
Compass Group PLC	60,741	220,966
Cookson Group PLC (a)	5,722	33,305
Corus Group PLC	114,750	104,234
Daily Mail & General NV	8,451	98,379
De La Rue PLC	4,638	31,411
Diageo PLC	85,148	1,224,000
DSG International PLC	55,280	146,742
Electrocomponents PLC	13,264	56,908
EMAP PLC	7,468	108,406
EMI Group PLC	22,028	94,218
Enterprise Inns	9,836	146,163
Exel PLC	8,270	$178,978
First Choice Holidays PLC	11,134	41,584
FirstGroup PLC	11,683	68,001
FKI PLC	14,846	29,197
Friends Provident PLC	54,712	180,457
Gallaher Group PLC	18,079	280,612
GKN PLC	20,220	105,120
GlaxoSmithKline PLC	167,104	4,250,123
Great Portland Estates	3,771	25,824
Group 4 Securicor PLC (a)	32,208	85,923
GUS PLC	28,293	426,423
Hammerson PLC	7,870	129,302
Hanson PLC	21,009	218,073
Hays PLC	47,484	102,806
HBOS PLC	111,890	1,684,396
Hilton Group PLC	45,149	250,448
HMV Group PLC	10,940	39,798
HSBC Holdings PLC	318,648	5,153,827
ICAP PLC	13,866	89,512
IMI PLC	11,221	84,906
Imperial Chemical Industries PLC	34,241	180,730
Imperial Tobacco Group PLC	20,710	593,220
Inchcape PLC	2,167	83,667
Intercontinental Hotels Group PLC	13,277	167,907
International Power PLC (a)	42,307	185,433
Intertek Group PLC	4,333	52,237
Invensys PLC (a)	152,577	39,022
iSOFT Group PLC	5,765	43,927
ITV PLC	116,811	232,815
Johnson Matthey PLC	6,371	132,936
Kelda Group PLC	10,762	133,349
Kesa Electricals PLC	15,494	69,756
Kingfisher PLC	66,462	253,207
Land Securities Group PLC	13,452	350,917
Legal and General Group PLC	182,062	364,472
Liberty International PLC	7,551	132,519
Lloyds TSB Group PLC	158,577	1,306,190
LogicaCMG PLC	21,951	68,142
London Stock Exchange PLC	7,306	73,452
Man Group PLC	7,995	233,522
Marconi Corp. PLC (a)	5,998	33,642
Marks & Spencer Group PLC	47,053	311,013
Meggitt PLC	12,910	73,834
MFI Furniture Group PLC	17,686	33,924
Misys PLC	15,108	53,828
Mitchells & Butler	15,555	100,210
National Express Group PLC	4,162	61,664
National Grid PLC	76,998	721,825
Next PLC	7,553	185,442
Pearson PLC	22,945	266,700
Peninsular & Orient Steam Navigation Co.	21,151	124,602
Persimmon PLC	7,881	119,266

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Pilkington PLC	30,117	$73,837
Premier Farnell PLC	9,371	24,958
Provident Financial PLC	7,546	83,451
Prudential PLC	67,412	611,747
Punch Taverns PLC	7,142	100,776
Rank Group PLC	17,010	89,557
Reckitt Benckiser PLC	17,326	527,764
Reed Elsevier PLC	36,492	337,592
Rentokil Intial PLC	51,130	149,028
Resolution PLC	4,694	51,083
Reuters Group PLC	40,999	270,635
Rexam PLC	16,028	145,450
Rio Tinto PLC	30,232	1,236,032
Rolls Royce Group (a)	43,375	285,746
Royal & Sun Alliance Insurance Group PLC	80,064	136,980
Royal Bank of Scotland Group	90,156	2,558,586
Royal Dutch Shell PLC Class A	117,944	3,900,556
Royal Dutch Shell PLC Class B	78,535	2,712,222
Sabmiller PLC	24,483	474,582
Sage Group PLC	35,706	145,165
Sainsbury	38,797	191,262
Schroders PLC	3,763	61,328
Scottish & Newcastle PLC	21,729	177,735
Scottish & Southern Energy PLC	24,813	450,344
Scottish Power PLC	53,036	534,609
Serco Group PLC	12,989	58,764
Severn Trent PLC	9,855	172,258
Signet Group PLC	48,078	86,920
Slough Estates PLC	12,529	117,675
Smith & Nephew PLC	26,702	224,182
Smiths Group PLC	15,985	270,384
SSL International PLC	5,753	27,347
Stagecoach Group	23,953	47,212
Tate & Lyle PLC	13,646	109,333
Taylor Woodrow PLC	16,699	95,504
Tesco PLC	219,890	1,200,371
The Berkeley Group Holdings PLC (a)	2,941	45,078
The Davis Service Group PLC	4,720	39,836
TI Automotive Ltd. (a) (b)	12,271	—
Tomkins PLC	22,763	116,032
Travis Perkins PLC	3,101	77,558
Trinity Mirror PLC	8,304	87,953
Unilever PLC	78,382	818,441
United Business Media PLC	7,938	77,496
United Utilities PLC	24,914	287,829
Vodafone Group PLC	1,806,361	4,699,438
Whitbread PLC	7,244	121,317
William Hill PLC	11,422	117,452
Wimpey (George) PLC	10,939	82,579
Wolseley PLC	16,646	352,029
WPP Group PLC	34,077	346,806
Yell Group PLC	19,987	$168,598

		70,295,755

Total Common Stocks
(cost $240,442,982)		278,567,778

Preferred Stocks (0.23%)
Germany (0.23%)
Fresenius Medical Care PFD	763	60,064
Henkel KGaA	1,703	154,878
Porsche AG PFD	223	171,461
ProSiebenSat.1 Media AG	2,408	41,617
RWE AG-Non Vtg PFD	1,153	66,390
Volkswagen AG PFD	3,066	139,951

		634,361

Total Preferred Stocks
(cost $461,464)		634,361

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.13%)
Investors Triparty Repurchase Agreements, (c)
3.00%, to be repurchased at $357,007 on 10/03/2005	$356,917	$356,917

Total Repurchase Agreement
(cost $356,917)		356,917

TOTAL INVESTMENTS (99.31%)
(cost $241,261,363)		279,559,056
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.69%)		1,949,954

NET ASSETS (100.0%)		$281,509,010

(a)	Non-income producing security.
(b)	Security valued at fair value.
(c)	Repurchase agreement is fully collateralized by U.S. Treasury or Government Agency securities with a market value of $364,056 as of September 30, 2005.
(d)	At September 30, 2005, cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

Approximately 32.22% of the investment securities are denominated in the Euro, followed by 25.15% in the British Pound, 23.57% in the Japanese Yen, 6.67% in the Swiss Franc, 5.46% in the Australian Dollar, 2.47% in the Swedish Krone and 1.73% in the Hong Kong Dollar. The remaining investment securities representing 2.73% of total investments, are denominated in five currencies, each of which represents less than 0.82% of total investments.

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Industry	Value	%
Financials	$76,646,269	27.23%
Consumer Discretionary	33,526,750	11.91%
Industrials	29,089,508	10.33%
Energy	25,625,807	9.10%
Health Care	22,542,685	8.01%
Consumer Staples	22,067,391	7.84%
Materials	21,309,018	7.57%
Telecommunication Services	17,812,599	6.33%
Information Technology	16,054,187	5.70%
Utilities	14,527,925	5.16%

Total Stocks	279,202,139	99.18%
Repurchase Agreement	356,917	0.13%
Cash and Other Assets, net of Liabilities	1,949,954	0.69%

Net Assets	$281,509,010	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Shares	Value
Registered Investment Companies (99.84%)
State Farm Variable Product Trust Bond Fund (38.83%) (a)	3,405,399	$34,122,098
State Farm Variable Product Trust Large Cap Equity Index Fund (61.01%) (a)	4,264,369	53,603,123

Total Registered Investment Companies (cost $88,195,780)		87,725,221

TOTAL INVESTMENTS (99.84%) (cost $88,195,780)		87,725,221
OTHER ASSETS, NET OF LIABILITIES (0.16%)		138,755

NET ASSETS (100.00%)		$87,863,976

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (61.66%)

Aerospace/Defense (1.12%)
TRW Inc.
6.730%, 07/11/2007	$900,000	$928,845
General Dynamics Corp.
3.000%, 05/15/2008	1,000,000	960,662

		1,889,507

Agriculture, Foods, & Beverage (4.25%)
Coca-Cola Enterprises Inc.
2.500%, 09/15/2006	1,000,000	980,118
Bottling Group LLC
2.450%, 10/16/2006	1,000,000	978,304
General Mills Inc.
5.125%, 02/15/2007	1,000,000	1,005,233
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	946,909
Campbell Soup Co.
6.750%, 02/15/2011	1,000,000	1,090,394
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,078,939
ConAgra Foods Inc.
6.750%, 09/15/2011	1,000,000	1,075,269

		7,155,166

Automotive (3.72%)
Toyota Motor Credit
5.650%, 01/15/2007	1,000,000	1,011,221
General Motors Acceptance Corp.
6.150%, 04/05/2007	1,500,000	1,488,573
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	951,637
General Motors Corp.
7.200%, 01/15/2011	1,000,000	890,000
Ford Motor Credit Co.
7.375%, 02/01/2011	1,000,000	956,506
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011	1,000,000	967,500

		6,265,437

Banks (3.50%)
JPMorgan Chase & Co.
5.350%, 03/01/2007	1,000,000	1,011,535
Bank One Corp.
2.625%, 06/30/2008	1,000,000	950,363
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	980,311
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,465,698
US Bank NA
4.950%, 10/30/2014	500,000	500,529
Fifth Third Bank
4.750%, 02/01/2015	500,000	489,866
Suntrust Banks Inc.
5.000%, 09/01/2015	$500,000	$497,721

		5,896,023

Building Materials & Construction (2.37%)
Masco Corp.
6.750%, 03/15/2006	500,000	505,026
York International Corp.
6.625%, 08/15/2006	1,000,000	1,013,962
Hanson Australia Funding
5.250%, 03/15/2013	1,000,000	998,261
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	987,822
Masco Corp.
4.800%, 06/15/2015	500,000	483,772

		3,988,843

Chemicals (3.61%)
Praxair Inc.
6.900%, 11/01/2006	1,000,000	1,023,295
The Dow Chemical Co.
5.750%, 12/15/2008	1,000,000	1,034,225
Great Lakes Chemical Corp.
7.000%, 07/15/2009	2,000,000	2,087,500
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	973,144
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	961,176

		6,079,340

Commercial Service/Supply (1.16%)
RR Donnelley & Sons Co.
3.750%, 04/01/2009	1,000,000	958,576
4.950%, 05/15/2010 (a)	500,000	497,536
First Data Corp.
4.500%, 06/15/2010	500,000	496,411

		1,952,523

Consumer & Marketing (5.15%)
Hasbro Inc.
5.600%, 11/01/2005	2,000,000	2,001,332
Steelcase Inc.
6.375%, 11/15/2006	1,000,000	1,005,065
Newell Rubbermaid Inc.
4.625%, 12/15/2009	1,000,000	984,046
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,106,176
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,062,296
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	485,720

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Consumer & Marketing (Cont.)
Kimberly-Clark Corp.
5.000%, 08/15/2013	$1,000,000	$1,024,510
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	1,013,640

		8,682,785

Consumer Staples (1.81%)
Dean Foods Co.
8.150%, 08/01/2007	1,000,000	1,042,500
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	975,092
5.625%, 11/01/2011	1,000,000	1,033,218

		3,050,810

Electronic/Electrical Mfg. (1.53%)
Emerson Electric Co.
5.500%, 09/15/2008	500,000	513,009
5.750%, 11/01/2011	1,000,000	1,053,605
General Electric Co.
5.000%, 02/01/2013	1,000,000	1,008,313

		2,574,927

Financial Services (2.35%)
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	1,006,940
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	973,857
Citigroup Inc.
4.125%, 02/22/2010	500,000	488,227
SLM Corp.
4.500%, 07/26/2010	1,000,000	985,606
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	497,984

		3,952,614

Forest Products & Paper (1.49%)
International Paper Co.
7.875%, 08/01/2006	1,000,000	1,023,413
Weyerhaeuser Co.
6.125%, 03/15/2007	1,000,000	1,019,079
International Paper Co.
4.000%, 04/01/2010	500,000	476,250

		2,518,742

Health Care (7.04%)
GlaxoSmithKline
2.375%, 04/16/2007	1,000,000	970,335
Eli Lilly & Co.
2.900%, 03/15/2008	1,000,000	960,451
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	985,486
Abbott Laboratories
5.400%, 09/15/2008	$500,000	$511,230
3.500%, 02/17/2009	500,000	483,439
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	984,385
Amgen Inc.
4.000%, 11/18/2009	1,000,000	977,674
Baxter International Inc.
4.750%, 10/15/2010	1,000,000	992,757
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	953,085
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	985,152
Schering-Plough Corp.
5.550%, 12/01/2013	500,000	515,562
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	1,039,795
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,017,226
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	481,578

		11,858,155

Machinery & Manufacturing (5.62%)
Ingersoll Rand
6.250%, 05/15/2006	1,000,000	1,011,256
Cooper Industries Inc.
5.250%, 07/01/2007	1,000,000	1,009,005
Dover Corp.
6.250%, 06/01/2008	1,425,000	1,486,673
BF Goodrich Co.
6.600%, 05/15/2009	1,000,000	1,055,319
Honeywell International Inc.
7.500%, 03/01/2010	1,000,000	1,112,715
United Technologies Corp.
4.375%, 05/01/2010	1,500,000	1,483,744
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,089,046
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	491,680
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	739,646

		9,479,084

Media & Broadcasting (1.83%)
The Walt Disney Co.
5.500%, 12/29/2006	1,000,000	1,010,830
New York Times Co.
4.500%, 03/15/2010	500,000	499,046
Knight-Ridder Inc.
7.125%, 06/01/2011	1,000,000	1,081,662

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Media & Broadcasting (Cont.)
New York Times Co.
5.000%, 03/15/2015	$500,000	$496,644

		3,088,182

Mining & Metals (2.34%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	942,038
Alcan Inc.
6.450%, 03/15/2011	500,000	534,456
BHP Billiton Finance
4.800%, 04/15/2013	1,000,000	994,310
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	975,888
Alcan Inc.
5.000%, 06/01/2015	500,000	491,705

		3,938,397

Oil & Gas (1.82%)
Chevron Corp.
3.500%, 09/17/2007	1,000,000	982,303
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,084,545
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	1,002,684

		3,069,532

Retailers (3.20%)
Wal-Mart Stores Inc.
5.450%, 08/01/2006	500,000	503,992
Safeway Inc.
4.125%, 11/01/2008	1,000,000	972,725
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	996,033
CVS Corp.
4.000%, 09/15/2009	1,000,000	972,208
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	969,255
Wal-Mart Stores Inc.
4.000%, 01/15/2010	500,000	486,468
Home Depot Inc.
4.625%, 08/15/2010	500,000	499,861

		5,400,542

Telecom & Telecom Equipment (1.79%)
Cingular Wireless
5.625%, 12/15/2006	1,000,000	1,012,112
Verizon Wireless
5.375%, 12/15/2006	1,000,000	1,009,705
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,003,658

		3,025,475

Utilities & Energy (5.96%)
Public Service Co. of Colorado
7.125%, 06/01/2006	$2,000,000	$2,035,404
Virginia Electric & Power
5.375%, 02/01/2007	1,000,000	1,008,676
Georgia Power
4.875%, 07/15/2007	1,000,000	1,004,321
Pacificorp
4.300%, 09/15/2008	1,000,000	988,312
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	964,476
Commonwealth Edison
4.740%, 08/15/2010	1,000,000	982,757
Southern California Gas
4.375%, 01/15/2011	1,000,000	985,177
Duke Energy Corp.
6.250%, 01/15/2012	500,000	531,946
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	503,253
Union Elec Co.
5.500%, 05/15/2014	1,000,000	1,039,689

		10,044,011

Total Corporate Bonds
(cost $103,413,696)		103,910,095

Taxable Municipal Bonds (0.57%)
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	963,950

Total Taxable Municipal Bonds
(cost $1,000,000)		963,950

Government Agency Securities (15.10%) (b)
Federal Home Loan Mortgage Corp.
5.250%, 01/15/2006	5,000,000	5,016,445
5.125%, 10/15/2008	4,000,000	4,078,504
6.625%, 09/15/2009	2,000,000	2,151,612
4.500%, 07/15/2013	1,500,000	1,488,045
5.200%, 03/05/2019	2,000,000	1,976,980
5.300%, 05/12/2020	2,000,000	1,975,752
Federal National Mortgage Association
5.250%, 06/15/2006	1,000,000	1,006,281
7.125%, 03/15/2007	2,000,000	2,076,022
6.625%, 10/15/2007	2,000,000	2,085,422
3.250%, 08/15/2008	1,500,000	1,452,296
6.625%, 09/15/2009	2,000,000	2,149,244

Total Government Agency Securities
(cost $24,951,807)		25,456,603

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (19.53%)
U.S. Treasury Notes
5.750%, 11/15/2005	$3,200,000	$3,208,374
7.000%, 07/15/2006	2,000,000	2,043,750
3.500%, 11/15/2006	5,000,000	4,965,430
6.625%, 05/15/2007	3,000,000	3,116,367
5.500%, 02/15/2008	2,000,000	2,060,624
5.625%, 05/15/2008	2,000,000	2,070,546
6.000%, 08/15/2009	3,000,000	3,190,431
6.500%, 02/15/2010	3,000,000	3,268,827
5.000%, 08/15/2011	3,000,000	3,117,306
4.000%, 11/15/2012	3,000,000	2,951,133
3.875%, 02/15/2013	3,000,000	2,922,774

Total U.S. Treasury Obligations
(cost $33,282,658)		32,915,562

Short-term Investments (2.68%)
JPMorgan Treasury Plus Money Market Fund	4,520,691	4,520,691

Total Short-term Investments
(cost $4,520,691)		4,520,691

TOTAL INVESTMENTS (99.54%)
(cost $167,168,852)		167,766,901
OTHER ASSETS, NET OF LIABILITIES (0.46%)		767,832

NET ASSETS (100.00%)		$168,534,733

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $497,536 or 0.30% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Principal amount	Value
Short-term Investments (100.10%)

Agriculture, Foods, & Beverage (4.89%)
Coca-Cola
3.600%, 11/21/2005	$2,150,000	$2,139,035

Automotive (16.89%)
American Honda Finance Corp.
3.550%, 10/04/2005	2,150,000	2,144,883
FCAR Owner Trust Series I
3.580%, 10/07/2005	2,100,000	2,098,747
Toyota Motor Credit Corp.
3.620%, 10/24/2005	2,148,000	2,143,032
New Center Asset Trust
3.650%, 10/28/2005	1,000,000	997,263

		7,383,925

Chemicals (4.94%)
E.I. du Pont de Nemours and Co.
3.530%, 10/27/2005	2,169,000	2,158,213

Consumer & Marketing (3.88%)
The Procter & Gamble Co. (a)
3.500%, 10/19/2005	1,700,000	1,693,710

Financial Services (22.48%)
Caterpillar Financial Services Corp.
3.670%, 10/03/2005	1,313,000	1,312,732
General Electric Capital Corp.
3.570%, 10/04/2005	2,100,000	2,099,375
Chevron Texaco Funding Corp.
3.530%, 10/14/2005	2,100,000	2,097,323
Citigroup Funding
3.600%, 10/20/2005	2,170,000	2,163,049
Household Finance Corp.
3.790%, 11/15/2005	2,164,000	2,153,748

		9,826,227

Government Agency Securities (28.43%)(b)
Federal Home Loan Mortgage Corp.
3.640%, 11/22/2005	1,000,000	994,742
3.805%, 12/30/2005	2,000,000	1,980,975
3.750%, 01/17/2006	2,500,000	2,471,875
Federal National Mortgage Association
3.440%, 10/12/2005	1,500,000	1,498,423
3.470%, 10/19/2005	2,500,000	2,495,663
3.700%, 11/28/2005	3,000,000	2,982,117

		12,423,795

	Shares or principal amount	Value
Short-term Investments (Cont.)

Health Care (4.91%)
Pfizer Inc.
3.550%, 10/12/2005	$2,150,000	$2,147,668

Registered Investment Companies (3.85%)
JPMorgan Treasury Plus Money Market Fund	1,683,246	1,683,246

Telecom & Telecom Equipment (9.83%)
BellSouth Corp.
3.560%, 10/21/2005	2,160,000	2,155,728
SBC Communications (a)
3.730%, 11/07/2005	2,150,000	2,141,758

		4,297,486

Total Short-term Investments (cost $43,753,305)		43,753,305

TOTAL INVESTMENTS (100.10%) (cost $43,753,305)		43,753,305
LIABILITIES, NET OF OTHER ASSETS (-0.10%)		(45,098)

NET ASSETS (100.00%)		$43,708,207

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $3,835,468 or 8.78% of net assets.
(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1. Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of September 30, 2005. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The Small Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of the value of its net assets plus any borrowing in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Fund invests typically have market capitalizations in the same range as found in the Russell 2000® Index (the “Russell 2000”).

The International Equity Fund seeks long-term growth of capital. The Fund invests primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The Fund may also invest in companies located in other countries. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (Large Cap Index Fund) seeks to match the performance of the Standard and Poor's Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (Small Cap Index Fund) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (International Index Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States.

(1)	“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.
(2)	The Russell 2000® Index is a trademark/service mark, and Russell ™ is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.
(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at the net proceeds from the sales transaction.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are valued pursuant to procedures established by the Trust’s Board of Trustees. These procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain at least one daily bid price quotation from a broker or dealer in the securities. If SFIMC cannot obtain a daily bid price quotation for the security or if SFIMC believes the bid price quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. In fair valuing a security, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in fair valuing securities include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of September 30, 2005.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of September 30, 2005, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation(Depreciation)
Large Cap Equity Fund	$25,290,421	$799,419	$(839,992)	$(40,573)
Small Cap Equity Fund	25,054,697	915,832	(1,798,089)	(882,257)
International Equity Fund	25,136,099	2,390,655	(247,140)	2,143,515
Large Cap Index Fund	508,481,309	90,689,180	(89,818,142)	871,038
Small Cap Index Fund	210,439,972	63,850,945	(24,487,369)	39,363,576
International Index Fund	243,544,732	66,166,473	(30,152,149)	36,014,324
Balanced Fund	88,195,780	—	(470,559)	(470,559)
Bond Fund	167,168,851	2,491,165	(1,893,115)	598,050
Money Market Fund	43,753,305	—	—	—

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2005. Purchases and sales of investment securities are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Financial instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap Index, Small Cap Index, and International Index Funds and, indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3. Futures and foreign currency contracts

International Equity Fund had the following open forward foreign currency contracts at September 30, 2005:

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
33,350	Danish Krone	1	10/05/2005	5,388	$(4)
40,234	Euro	4	10/03/2005-10/05/2005	48,509	(72)
138,534	Great Britain Pound	2	12/20/2005	244,831	(869)
212,649	Hong Kong Dollar	2	10/03/2005-10/04/2005	27,411	(2)
13,048,433	Japanese Yen	4	10/03/2005-10/05/2005	115,128	49
529,638	Swiss Franc	4	12/19/2005-12/20/2005	413,646	3,053

				Total	$2,155

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at September 30, 2005:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration month	Unrealized gain (loss)
Large Cap Index Fund	S&P 500 Index Mini	121	$7,511,010	$7,467,515	Long	December ‘05	$(43,495)
Small Cap Index Fund	Russell 2000 Index Mini	50	3,716,729	3,696,550	Long	December ‘05	(20,179)
International Index Fund	TOPIX Index	5	573,734	621,361	Long	December ‘05	47,627
International Index Fund	DJ Euro Stoxx 50	19	769,760	787,097	Long	December ‘05	17,337
International Index Fund	FTSE 100 IDX	7	666,508	679,184	Long	December ‘05	12,676

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 11-11-2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 11-11-2005

By	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date 11-16-2005